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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Peter T. Fariel, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2012 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 87.9%
CALIFORNIA — 85.1%
CA Alameda Public Financing Authority
	Alameda Point Improvement,
	Series 2003 A,
	LOC: California State Teachers Retirement System
	0.170% 12/01/33 (12/05/12) (a)(b)	8,100,000	8,100,000
CA Alameda-Contra Costa Schools Financing Authority
	Capital Improvement Refinancing,
	Series 2010 N,
	LOC: FHLB
	0.160% 08/01/30 (12/06/12) (a)(b)	3,815,000	3,815,000
CA Barstow
	Desert Visa Apartments,
	Series 1991,
	LOC: FHLB
	0.180% 12/01/20 (12/05/12) (a)(b)	2,200,000	2,200,000
CA BB&T Municipal Trust
	California State Educational Facility,
	Stanford University,
	Series 2007-2014,
	LIQ FAC: Branch Banking & Trust
	0.160% 09/15/32 (12/06/12) (a)(b)	6,685,000	6,685,000
CA Big Bear Lake
	Southwest Gas Corp.,
	Series 1993 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.180% 12/01/28 (12/05/12) (a)(b)	9,945,000	9,945,000
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	DPCE: FHLMC
	0.180% 02/01/25 (12/06/12) (a)(b)	5,515,000	5,515,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.180% 10/15/29 (12/06/12) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
	Series 2010 M,
	3.000% 05/01/13	2,000,000	2,021,857
CA Deutsche Bank Spears/Lifers Trust
	Alta Loma California,
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.240% 02/01/37 (12/06/12) (a)(b)	10,000,000	10,000,000
	Chino Basin California Regional Financing Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.260% 04/01/48 (12/06/12) (a)(b)(c)	3,987,000	3,987,000
	Los Angeles County Housing Authority,
	Series 2011,
	GTY AGMT: Deutsche Bank AG
	0.250% 10/01/31 (12/06/12) (a)(b)(c)	14,645,000	14,645,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Duarte Redevelopment Agency
	Certificates of Participation:
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	0.130% 12/01/19 (12/06/12) (a)(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.130% 12/01/19 (12/06/12) (a)(b)	7,000,000	7,000,000
CA East Bay Municipal Utility District
	Series 2009 A1:
	0.160% 06/01/26 (12/06/12) (b)(d)	6,885,000	6,885,000
	0.160% 06/01/26 (12/06/12) (b)(d)(e)	4,000,000	4,000,000
	Series 2009 A2,
	0.170% 06/01/26 (12/06/12) (b)(d)	4,935,000	4,935,000
CA Economic Development Financing Authority
	Mid-Pacific Co., LLC,
	Vortech Engineering, Inc.,
	Series 1997, AMT,
	LOC: Wells Fargo Bank N.A.
	0.210% 09/01/22 (12/05/12) (a)(b)	1,540,000	1,540,000
CA Education Facilities Authority
	0.180% 01/18/13	5,000,000	5,000,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.180% 02/15/31 (12/06/12) (a)(b)	5,095,000	5,095,000
CA Golden State Tobacco Securitization Corp.
	Enhanced Asset-Backed,
	Series 2003 B,
	Pre-refunded 06/01/13:
	5.000% 06/01/43	1,040,000	1,064,459
	5.500% 06/01/33	6,720,000	6,894,770
	5.500% 06/01/43	4,815,000	4,940,178
	5.625% 06/01/38	3,865,000	3,967,778
	Series 2003 A-1,
	Pre-refunded 06/01/13:
	6.625% 06/01/40	2,335,000	2,409,114
	6.750% 06/01/39	5,000,000	5,163,136
	Series 2003 A-4,
	Pre-refunded 06/01/13,
	7.800% 06/01/42	1,100,000	1,141,246
CA Health Facilities Financing Authority
	Stanford Hospital & Clinics,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2008 B2:
	0.170% 11/15/45 (12/05/12) (b)(d)	7,800,000	7,800,000
	0.180% 11/15/45 (01/15/13) (b)(d)	5,000,000	5,000,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,
	DPCE: FNMA
	0.180% 08/01/26 (12/06/12) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Columbia College,
	Hollywood Project,
	Series 2010,
	LOC: Rabobank N.A.
	0.170% 10/01/40 (12/06/12) (a)(b)	5,030,000	5,030,000
	Goodwill Industries Orange County,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.230% 03/01/31 (12/06/12) (a)(b)	900,000	900,000
	San Francisco Ballet Association,
	Series 2008,
	LOC: FHLB
	0.220% 08/01/38 (12/03/12) (a)(b)	15,600,000	15,600,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.150% 10/01/37 (12/06/12) (b)(d)	9,720,000	9,720,000
CA JPMorgan Chase Putters/Drivers Trust
	Scripps Health,
	Series 2012 4039,
	LIQ FAC: JPMorgan Chase Bank
	0.170% 11/15/19 (12/06/12) (a)(b)(c)	3,000,000	3,000,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2012 C,
	2.000% 06/28/13	8,000,000	8,082,257
CA Los Angeles Municipal Improvement Corp.
	0.220% 01/09/13	4,200,000	4,200,000
CA Los Angeles Unified School District
	Series 2010 A,
	3.000% 07/01/13	1,000,000	1,016,021
CA Los Angeles
	Tax & Revenue Anticipation Notes,
	Series 2012 C,
	2.000% 04/25/13	7,000,000	7,049,942
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.160% 07/01/36 (12/06/12) (b)(d)	10,000,000	10,000,000
	Series 2011 A-4,
	0.310% 07/01/36 (12/06/12) (b)(d)	8,000,000	8,005,156
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.220% 07/01/22 (12/01/12) (a)(b)	2,390,000	2,390,000
CA Newport Beach
	Hoag Memorial Hospital/Newport Health,
	Series 2008 E,
	LOC: Northern Trust Co.
	0.200% 12/01/40 (12/05/12) (a)(b)	12,500,000	12,500,000
CA Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.150% 03/01/49 (12/06/12) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
	Seawind Apartments Ltd.,
	Series 1990 A, AMT,
	DPCE: FNMA
	0.240% 12/01/20 (12/05/12) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Bank of the West
	0.240% 06/01/35 (12/06/12) (a)(b)	3,190,000	3,190,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.170% 09/01/35 (12/03/12) (a)(b)	6,245,000	6,245,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.200% 10/01/13 (12/06/12) (a)(b)(c)	6,000,000	6,000,000
CA San Diego County Regional Transportation Commission
	Series 2008 B,
	SPA: JPMorgan Chase Bank
	0.150% 04/01/38 (12/06/12) (a)(b)	7,115,000	7,115,000
CA San Diego County School Districts
	Tax & Revenue Anticipation Notes,
	Series 2012 A,
	Insured: Government of Participants
	2.000% 06/28/13	2,000,000	2,020,912
CA San Francisco City & County Redevelopment Agency
	Hunters Point,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.210% 08/01/36 (12/06/12) (a)(b)	3,600,000	3,600,000
CA San Francisco City & County
	0.240% 12/05/12	2,300,000	2,300,000
	Certificates of Participation,
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.210% 09/01/31 (12/06/12) (a)(b)	13,465,000	13,465,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.180% 04/01/39 (12/06/12) (a)(b)	15,565,000	15,565,000
CA School Cash Reserve Program Authority
	Series 2012 L,
	2.000% 06/03/13	8,200,000	8,272,476
CA Statewide Communities Development Authority
	0.240% 06/07/13	1,500,000	1,500,000
	0.260% 08/06/13	5,000,000	5,000,000
	Community Hospital Foundation,
	Community Hospital of the Monterey Peninsula,
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.250% 06/01/23	1,185,000	1,214,157
	Gas Supply Revenue,
	Series 2010,
	SPA: Royal Bank of Canada
	0.150% 11/01/40 (12/06/12) (a)(b)	19,635,000	19,635,000
	John Muir Health,
	Series 2008 C,
	LOC: Wells Fargo Bank N.A.
	0.170% 08/15/27 (12/03/12) (a)(b)	1,800,000	1,800,000
	Kaiser Credit Group,
	Kaiser Permanente:
	Series 2004 L,
	0.150% 04/01/38 (12/05/12) (b)(d)	1,575,000	1,575,000
	Series 2009 A,
	5.000% 04/01/13	2,580,000	2,620,023
	Kaiser Permanente:
	0.240% 02/14/13	14,200,000	14,200,000
	0.240% 05/07/13	5,000,000	5,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of CA N.A.
	0.200% 02/01/35 (12/06/12) (a)(b)	8,115,000	8,115,000
CA State
	Kindergarten,
	Series 2004 A3,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers’ Retirement System
	0.150% 05/01/34 (12/03/12) (a)(b)	1,560,000	1,560,000
	Revenue Anticipation Notes:
	Series 2012 A-1,
	2.500% 05/30/13	2,500,000	2,526,679
	Series 2012 A-2,
	2.500% 06/20/13	13,675,000	13,832,913
	Series 2012 A-2,
	Guarantor: Royal Bank of Canada
	0.180% 12/05/12	13,800,000	13,800,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CALIFORNIA TOTAL			408,445,074
LOUISIANA — 0.4%
LA Municipal Gas Authority
	Putters,
	Series 2006 1411Q,
	LOC: JPMorgan Chase Bank
	0.240% 08/01/16 (12/03/12) (a)(b)	2,045,000	2,045,000
LOUISIANA TOTAL			2,045,000
NEW JERSEY — 2.4%
New Jersey Economic Development Authority
	Keystone Project,
	Series 2012,
	LOC: BNP Paribas
	0.300% 02/03/12	11,555,000	11,555,000
NEW JERSEY TOTAL			11,555,000

	Total Municipal Bonds (cost of $422,045,074)		422,045,074

Closed-End Investment Companies — 13.1%
CALIFORNIA — 13.1%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010,
	LIQ FAC: Deutsche Bank AG
	0.280% 03/01/40 (12/06/12) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 12/01/40 (12/06/12) (a)(b)(c)	11,600,000	11,600,000
CA Nuveen Performance Plus Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 12/01/40 (12/06/12) (a)(b)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/06/12) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/06/12) (a)(b)(c)	15,000,000	15,000,000
CALIFORNIA TOTAL			62,800,000

	Total Closed-End Investment Companies (cost of $62,800,000)		62,800,000

6

Total Investments — 101.0% (cost of $484,845,074)(f)	484,845,074

Other Assets & Liabilities, Net — (1.0)%	(4,997,149)

Net Assets — 100.0%	479,847,925

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$422,045,074	$—	$422,045,074
Total Closed-End Investment Companies	—	62,800,000	—	62,800,000
Total Investments	$—	$484,845,074	$—	$484,845,074

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

7

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities, which are not illiquid, amounted to $80,432,000 or 16.8% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(e)	Security purchased on a delayed delivery basis.

(f)	Cost for federal income tax purposes is $484,845,074.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO

November 30, 2012 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Asset-Backed Commercial Paper — 22.5%
Chariot Funding LLC
	0.300% 05/16/13 (a)(b)	22,756,000	22,724,521
	0.320% 05/08/13 (a)(b)	16,600,000	16,576,686
	0.320% 05/09/13 (a)(b)	27,630,000	27,590,950
	0.320% 05/13/13 (a)(b)	18,940,000	18,912,558
	0.320% 05/20/13 (a)(b)	17,808,000	17,781,090
	0.320% 05/28/13 (a)(b)	20,025,000	19,993,316
	0.320% 05/29/13 (a)(b)	20,490,000	20,457,398
FCAR Owner Trust
	0.250% 01/07/13 (b)	113,465,000	113,435,846
	0.280% 12/10/12 (b)	25,370,000	25,368,224
	0.350% 04/01/13 (b)	82,615,000	82,517,813
	0.410% 02/04/13 (b)	46,940,000	46,905,251
	0.450% 01/02/13 (b)	90,135,000	90,098,946
Gotham Funding Corp.
	0.280% 12/03/12 (a)(b)	80,000,000	79,998,756
Jupiter Securitization Co. LLC
	0.280% 04/19/13 (a)(b)	17,808,000	17,788,748
	0.320% 05/09/13 (a)(b)	59,210,000	59,126,317
	0.320% 05/13/13 (a)(b)	18,940,000	18,912,558
	0.320% 05/20/13 (a)(b)	17,808,000	17,781,090
	0.320% 05/29/13 (a)(b)	20,120,000	20,087,987
Kells Funding LLC
	0.330% 05/14/13 (a)(b)	37,000,000	36,944,377
	0.352% 03/19/13 (01/21/13) (a)(c)(d)	33,820,000	33,819,022
	0.360% 04/26/13 (a)(b)	31,780,000	31,733,601
	0.390% 04/16/13 (a)(b)	74,700,000	74,589,942
	0.390% 04/16/13 (a)(b)	30,955,000	30,909,393
	0.400% 04/09/13 (a)(b)	40,000,000	39,942,667
	0.410% 04/04/13 (a)(b)	31,130,000	31,086,038
	0.410% 04/04/13 (a)(b)	13,560,000	13,540,850
	0.480% 03/01/13 (a)(b)	18,000,000	17,978,400
	0.500% 01/15/13 (a)(b)	33,725,000	33,703,922
	0.510% 03/08/13 (a)(b)	102,430,000	102,289,244
	0.590% 01/02/13 (a)(b)	32,100,000	32,083,165
	0.600% 01/02/13 (a)(b)	60,990,000	60,957,472
Liberty Street Funding LLC
	0.180% 12/03/12 (a)(b)	58,810,000	58,809,412
Manhattan Asset Funding Co. LLC
	0.230% 12/18/12 (a)(b)	29,781,000	29,777,765
	0.250% 12/26/12 (a)(b)	3,575,000	3,574,379

1

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.250% 01/02/13 (a)(b)	2,235,000	2,234,503
	0.250% 01/03/13 (a)(b)	1,585,000	1,584,637
	0.250% 01/08/13 (a)(b)	10,510,000	10,507,227
Market Street Funding LLC
	0.160% 12/03/12 (a)(b)	28,040,000	28,039,751
MetLife Short Term Funding LLC
	0.300% 04/22/13 (a)(b)	51,750,000	51,688,762
	0.320% 04/15/13 (a)(b)	9,085,000	9,074,098
	0.320% 04/16/13 (a)(b)	8,025,000	8,015,299
	0.350% 03/25/13 (a)(b)	98,500,000	98,390,829
	0.350% 04/01/13 (a)(b)	72,004,000	71,919,295
	0.360% 03/11/13 (a)(b)	76,390,000	76,313,610
	0.360% 03/18/13 (a)(b)	50,600,000	50,545,858
Old Line Funding LLC
	0.240% 01/31/13 (a)(b)	21,680,000	21,671,183
	0.300% 05/20/13 (a)(b)	57,872,000	57,790,015
	0.300% 05/21/13 (a)(b)	32,557,000	32,510,606
	0.320% 02/19/13 (a)(b)	35,485,000	35,459,766
	0.320% 02/21/13 (a)(b)	23,235,000	23,218,064
	0.320% 03/07/13 (a)(b)	22,423,000	22,403,866
	0.320% 03/15/13 (a)(b)	28,690,000	28,663,478
Royal Park Investments Funding Corp.
	0.400% 01/02/13 (a)(b)	5,500,000	5,498,044
	0.450% 02/28/13 (a)(b)	23,334,000	23,308,041
	0.450% 02/28/13 (a)(b)	28,345,000	28,313,466
	0.600% 02/05/13 (a)(b)	18,155,000	18,135,029
	0.700% 01/09/13 (a)(b)	43,170,000	43,137,263
	0.700% 01/23/13 (a)(b)	39,605,000	39,564,185
	0.700% 01/29/13 (a)(b)	68,624,000	68,545,273
	0.750% 01/03/13 (a)(b)	57,280,000	57,240,620
	0.750% 01/04/13 (a)(b)	52,085,000	52,048,106
	0.750% 01/08/13 (a)(b)	59,250,000	59,203,094

	Total Asset-Backed Commercial Paper (cost of $2,372,821,672)		2,372,821,672

Commercial Paper — 21.8%
ANZ National International Ltd.
	0.340% 02/22/13 (a)(b)	23,700,000	23,681,422
	0.358% 12/07/12 (a)	42,350,000	42,350,000
	0.360% 01/25/13 (a)(b)	155,000,000	154,914,750
	0.380% 01/18/13 (a)(b)	89,000,000	88,954,907
	0.420% 01/14/13 (a)(b)	42,950,000	42,927,952

2

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.440% 01/11/13 (a)(b)	80,200,000	80,159,811
ASB Finance Ltd.
	0.300% 05/24/13 (a)(b)	41,885,000	41,824,267
	0.310% 12/03/12 (a)	43,800,000	43,800,000
	0.380% 01/28/13 (a)(b)	100,000,000	99,938,778
BNZ International Funding Ltd.
	0.460% 01/03/13 (a)(b)	6,115,000	6,112,421
	0.470% 01/03/13 (a)(b)	100,000,000	99,956,917
Commonwealth Bank of Australia
	0.380% 01/14/13 (a)(b)	30,000,000	29,986,067
DnB Norbank ASA
	0.270% 03/13/13 (a)(b)	4,758,000	4,754,360
Erste Abwicklungsanstalt
	0.300% 01/22/13 (a)(b)	12,700,000	12,694,497
	0.300% 02/07/13 (a)(b)	3,922,000	3,919,777
	0.360% 04/30/13 (a)(b)	6,190,000	6,180,715
	0.410% 05/21/13 (a)(b)	19,958,000	19,919,132
	0.420% 01/23/13 (a)(b)	8,430,000	8,424,787
	0.420% 06/12/13 (a)(b)	17,905,000	17,864,684
	0.420% 06/21/13 (a)(b)	41,260,000	41,162,764
	0.430% 03/08/13 (a)(b)	42,225,000	42,176,078
	0.440% 03/27/13 (a)(b)	20,730,000	20,700,609
	0.440% 03/28/13 (a)(b)	20,730,000	20,700,356
	0.440% 04/08/13 (a)(b)	44,750,000	44,679,991
	0.440% 04/16/13 (a)(b)	41,780,000	41,710,552
	0.450% 04/22/13 (a)(b)	44,470,000	44,391,066
	0.500% 01/10/13 (a)(b)	20,000,000	19,988,889
General Electric Capital Corp.
	0.310% 02/27/13 (b)	50,000,000	49,962,111
	0.330% 02/26/13 (b)	75,000,000	74,940,187
	0.330% 03/05/13 (b)	94,000,000	93,919,003
	0.330% 03/15/13 (b)	92,090,000	92,002,207
	0.340% 02/14/13 (b)	89,800,000	89,736,392
	0.340% 03/27/13 (b)	92,900,000	92,798,223
HSBC Bank PLC
	0.410% 01/18/13 (a)(b)	100,000,000	99,945,333
	0.410% 01/22/13 (a)(b)	65,025,000	64,986,491
Nestle Finance International Ltd.
	0.310% 12/17/12 (b)	29,870,000	29,865,885
Nordea North America, Inc.
	0.300% 05/08/13 (b)	28,800,000	28,762,080
Prudential PLC

3

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.350% 01/14/13 (a)(b)	50,000,000	49,978,611
	0.350% 01/17/13 (a)(b)	50,000,000	49,977,153
	0.350% 01/24/13 (a)(b)	48,000,000	47,974,800
	0.360% 12/07/12 (a)(b)	7,500,000	7,499,550
	0.370% 12/07/12 (a)(b)	50,000,000	49,996,917
Skandinaviska Enskilda Banken AB
	0.320% 03/15/13 (a)(b)	7,923,000	7,915,683
Svenska Handelsbanken, Inc.
	0.350% 03/04/13 (a)(b)	50,000,000	49,954,792
Swedbank
	0.310% 12/03/12 (b)	95,000,000	94,998,364
Toyota Motor Credit Corp.
	0.270% 03/13/13 (b)	30,000,000	29,977,050
	0.280% 03/19/13 (b)	78,000,000	77,934,480
Westpac Securities NZ Ltd.
	0.460% 01/02/13 (a)(b)	14,000,000	13,994,275

	Total Commercial Paper (cost of $2,300,995,136)		2,300,995,136

Certificates of Deposit — 11.8%
Bank of Montreal
	0.300% 02/26/13	25,000,000	25,000,000
Bank of Nova Scotia/Houston
	0.298% 12/19/12	40,130,000	40,130,000
	0.298% 12/20/12	41,240,000	41,240,000
	0.298% 12/27/12 (12/26/12) (c)(d)	109,200,000	109,200,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.480% 03/15/13	33,110,000	33,130,043
	0.500% 02/22/13	16,040,000	16,048,487
HSBC Bank PLC
	0.300% 04/02/13	44,000,000	44,000,000
National Australia Bank Ltd.
	0.350% 01/18/13	53,000,000	53,000,000
	0.365% 01/25/13	38,000,000	38,000,290
	0.380% 01/11/13	20,000,000	20,000,000
	0.380% 01/15/13	60,425,000	60,425,000
Nordea Bank Finland/NY
	0.310% 03/21/13	60,000,000	60,001,829
	0.350% 02/13/13	100,430,000	100,430,000
	0.350% 02/28/13	60,000,000	60,000,000
	0.360% 02/19/13	50,000,000	50,000,000
	0.360% 02/21/13	50,500,000	50,498,852

4

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.400% 01/18/13	150,000,000	150,000,000
Skandinaviska Enskilda Banken/NY
	0.300% 03/21/13	104,420,000	104,420,000
	0.300% 04/01/13	77,200,000	77,200,000
	0.450% 12/05/12	19,000,000	19,000,232
UBS AG/Stamford
	0.250% 12/07/12	100,000,000	100,000,000

	Total Certificates of Deposit (cost of $1,251,724,733)		1,251,724,733

Municipal Bonds(d)(e) — 10.1%
CALIFORNIA — 0.9%
CA East Bay Municipal Utility District
	Series 2008 A-2,
	SPA: Barclays Bank PLC
	0.160% 06/01/38 (12/05/12)	13,640,000	13,640,000
CA Metropolitan Water District of Southern California
	Series 2000 B-4,
	SPA: Wells Fargo Bank N.A.
	0.150% 07/01/35 (12/05/12)	20,300,000	20,300,000
	Series 2008 A-2,
	SPA: Barclays Bank PLC
	0.150% 07/01/37 (12/06/12)	59,180,000	59,180,000
CALIFORNIA TOTAL			93,120,000
COLORADO — 0.7%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-1,
	SPA: FHLB
	0.190% 10/01/33 (12/05/12)	9,805,000	9,805,000
	Series 2003 A-2,
	SPA: FHLB
	0.190% 10/01/33 (12/05/12)	6,800,000	6,800,000
	Series 2004 A1,
	SPA: FHLB
	0.190% 10/01/34 (12/05/12)	20,280,000	20,280,000
	Series 2008 A1,
	SPA: FHLB
	0.180% 04/01/29 (12/05/12)	14,345,000	14,345,000
	Series 2008 C1,
	SPA: FHLB
	0.190% 10/01/38 (12/05/12)	7,945,000	7,945,000
	Series 2001 AA1,
	LOC: FNMA,
	LOC: FHLMC
	0.180% 05/01/41 (12/05/12)	2,465,000	2,465,000
	Series 2005 B-1,
	SPA: FHLB
	0.180% 04/01/40 (12/05/12)	5,745,000	5,745,000
	Series 2006 CL1,
	SPA: FHLB
	0.190% 11/01/36 (12/05/12)	735,000	735,000
	Single Family:
	Series 2002 A-1,

5

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
COLORADO — (continued)
	SPA: FHLB
	0.210% 11/01/13 (12/05/12)	1,410,000	1,410,000
	Series 2003 A1,
	LOC: FNMA,
	LOC: FHLMC
	0.210% 11/01/30 (12/05/12)	2,305,000	2,305,000
	Series 2003 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/33 (12/05/12)	855,000	855,000
	Series 2006 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/36 (12/05/12)	755,000	755,000
	Series 2006 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/36 (12/05/12)	750,000	750,000
CO Sheridan Redevelopment Agency
	South Santa,
	Series 2011,
	LOC: JPMorgan Chase Bank
	0.450% 12/01/29 (12/06/12)	1,600,000	1,600,000
COLORADO TOTAL			75,795,000
CONNECTICUT — 0.3%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: FHLB
	0.190% 11/15/38 (12/06/12)	11,325,000	11,325,000
	Series 2008 B4,
	SPA: Landesbank Hessen-Thüringen
	0.210% 11/15/38 (12/06/12)	21,680,000	21,680,000
CONNECTICUT TOTAL			33,005,000
FLORIDA — 0.2%
FL Miami-Dade County Industrial Development Authority
	South Florida Stadium,
	Miami Stadium Project,
	Series 2007,
	LOC: TD Bank N.A.
	0.180% 07/01/37 (12/06/12)	19,500,000	19,500,000
FLORIDA TOTAL			19,500,000
ILLINOIS — 1.6%
IL Bridgeview
	Series 2008 B1,
	LOC: Northern Trust Co.
	0.190% 12/01/38 (12/05/12)	7,500,000	7,500,000
IL Chicago
	Series 2007 E,
	LOC: Barclays Bank PLC
	0.180% 01/01/42 (12/03/12)	92,700,000	92,700,000
	Series 2007 G,
	LOC: Barclays Bank PLC

6

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
ILLINOIS — (continued)
	0.180% 01/01/42 (12/03/12)	20,000,000	20,000,000
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.190% 01/01/31 (12/06/12)	48,965,000	48,965,000
ILLINOIS TOTAL			169,165,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.170% 07/01/34 (12/06/12)	7,260,000	7,260,000
	Series 2007 G,
	SPA: FHLB
	0.190% 01/01/38 (12/06/12)	1,985,000	1,985,000
	Series 2009 G,
	SPA: FHLB
	0.170% 01/01/39 (12/06/12)	1,705,000	1,705,000
IOWA TOTAL			10,950,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.270% 01/01/26 (12/06/12)	2,800,000	2,800,000
MARYLAND TOTAL			2,800,000
MASSACHUSETTS — 0.1%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.190% 10/01/22 (12/06/12)	6,290,000	6,290,000
MASSACHUSETTS TOTAL			6,290,000
MINNESOTA — 0.2%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.210% 07/01/48 (12/06/12)	795,000	795,000
MN Montrose
	Lyman Lumber Co.,
	Series 2001,
	LOC: U.S. Bank N.A.
	0.200% 05/01/26 (12/06/12)	1,245,000	1,245,000
MN Office of Higher Education
	Supplies for Students,
	Series 2008 A,
	LOC: U.S. Bank N.A.
	0.180% 12/01/43 (12/06/12)	22,395,000	22,395,000
MINNESOTA TOTAL			24,435,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,

7

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NEW HAMPSHIRE — (continued)
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.170% 06/01/41 (12/05/12)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL			11,635,000
NEW JERSEY — 0.4%
NJ RBC Municipal Products, Inc., Trust
	Series 2012,
	LOC: Royal Bank of Canada
	0.330% 01/01/18 (12/06/12) (a)	44,570,000	44,570,000
NEW JERSEY TOTAL			44,570,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada
	0.180% 12/15/26 (12/06/12)	7,000,000	7,000,000
NEW MEXICO TOTAL			7,000,000
NEW YORK — 1.1%
NY Housing Finance Agency
	Broadway,
	Series 2011 B,
	LOC: Wells Fargo Bank N.A.
	0.190% 05/01/44 (12/05/12)	5,485,000	5,485,000
	Midtown West 37th Street,
	Series 2007,
	LOC: Landesbank Hessen-Thüringen
	0.190% 11/01/41 (12/05/12)	6,300,000	6,300,000
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 B,
	LOC: Landesbank Hessen-Thüringen
	0.190% 06/01/39 (12/05/12)	77,815,000	77,815,000
	Verde Apartments,
	Series 2010 A,
	LOC: JPMorgan Chase Bank
	0.250% 01/01/16 (12/06/12)	15,890,000	15,890,000
NY New York City
	Series 2011 D-3,
	LOC: Bank of New York
	0.150% 10/01/39 (12/03/12)	16,715,000	16,715,000
NEW YORK TOTAL			122,205,000
NORTH CAROLINA — 0.1%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	LOC: Branch Banking & Trust

8

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NORTH CAROLINA — (continued)
	0.260% 10/01/34 (12/06/12)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
OREGON — 0.6%
OR Housing & Community Services Department
	Mortgage Revenue,
	Series 2004 L, AMT,
	SPA: State Street Bank & Trust Co.
	0.160% 07/01/35 (12/05/12)	10,500,000	10,500,000
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.220% 07/01/36 (12/06/12)	5,000,000	5,000,000
	Single Family:
	Series 2004 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.160% 07/01/34 (12/05/12)	15,000,000	15,000,000
	Series 2005 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.190% 07/01/35 (12/05/12)	10,500,000	10,500,000
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.160% 07/01/37 (12/06/12)	20,000,000	20,000,000
OREGON TOTAL			61,000,000
TENNESSEE — 0.3%
TN Sullivan County Health, Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.170% 09/01/32 (12/06/12)	27,410,000	27,410,000
TENNESSEE TOTAL			27,410,000
TEXAS — 2.7%
TX JPMorgan Chase Putters/Drivers Trust
	Series 2012 4262,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 08/30/13 (12/03/12) (a)	46,880,000	46,880,000
	Series 2012 4264,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 08/30/13 (12/03/12) (a)	98,490,000	98,490,000
TX State
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.200% 06/01/45 (12/06/12)	3,025,000	3,025,000
	Veterans Assistance,
	Series 2004 I,
	SPA: JPMorgan Chase Bank
	0.200% 12/01/24 (12/05/12)	7,700,000	7,700,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.200% 12/01/29 (12/05/12)	5,000,000	5,000,000
	Series 2003, AMT,
	SPA: Landesbank Hessen-Thüringen
	0.170% 06/01/34 (12/05/12)	10,390,000	10,390,000

9

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TEXAS — (continued)
	Series 2004,
	SPA: JPMorgan Chase Bank
	0.200% 06/01/20 (12/05/12)	3,750,000	3,750,000
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.260% 12/01/26 (12/05/12)	8,390,000	8,390,000
	Series 2009,
	SPA: JPMorgan Chase & Co.
	0.200% 06/01/31 (12/05/12)	9,250,000	9,250,000
	Series 2010 B,
	SPA: Sumitomo Mitsui Banking
	0.220% 12/01/31 (12/05/12)	11,660,000	11,660,000
	Veterans Land:
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.190% 12/01/24 (12/04/12)	2,085,000	2,085,000
	Series 2006 B,
	SPA: Landesbank Hessen-Thüringen
	0.190% 12/01/26 (12/05/12)	7,335,000	7,335,000
	Series 2011 A,
	SPA: JPMorgan Chase Bank
	0.170% 06/01/41 (12/05/12)	67,335,000	67,335,000
TEXAS TOTAL			281,290,000
VERMONT — 0.2%
VT Educational & Health Buildings Financing Agency
	Norwich University,
	Series 2008,
	LOC: TD Bank N.A.
	0.150% 09/01/38 (12/05/12)	19,505,000	19,505,000
VERMONT TOTAL			19,505,000
WASHINGTON — 0.2%
WA Housing Finance Commission
	Spokane United Methodist Homes,
	Rockwood Programs,
	Series 1999 B,
	LOC: Wells Fargo Bank N.A.
	0.200% 01/01/30 (12/06/12)	3,120,000	3,120,000
WA Port of Seattle
	Series 2008, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.190% 07/01/33 (12/05/12)	22,600,000	22,600,000
WASHINGTON TOTAL			25,720,000
WISCONSIN — 0.2%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2007,
	LOC: PNC Bank N.A.

10

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
WISCONSIN — (continued)
	0.160% 08/15/36 (12/05/12)	24,705,000	24,705,000
WISCONSIN TOTAL			24,705,000

	Total Municipal Bonds (cost of $1,065,450,000)		1,065,450,000

Time Deposit — 3.2%
Citibank N.A.
	0.180% 12/03/12	340,194,000	340,194,000

	Total Time Deposit (cost of $340,194,000)		340,194,000

Government & Agency Obligations — 3.0%
U.S. Government Agencies — 2.8%
Federal Home Loan Mortgage Corp.
	0.460% 11/18/13 (12/03/12) (c)(d)	84,735,000	84,718,492
Federal National Mortgage Association
	0.188% 06/20/14 (12/20/12) (c)(d)	50,695,000	50,679,099
	0.238% 12/20/12 (f)	30,000,000	29,999,684
	0.390% 01/27/14 (12/03/12) (c)(d)	15,000,000	14,998,237
	0.400% 02/01/13 (f)	100,300,000	100,297,154
	0.400% 10/17/13 (12/03/12) (c)(d)	21,000,000	20,996,259
U.S. GOVERNMENT AGENCIES TOTAL			301,688,925
U.S. Government Obligations — 0.2%
U.S. Treasury Note
	1.375% 01/15/13	18,750,000	18,778,533
U.S. GOVERNMENT OBLIGATIONS TOTAL			18,778,533

	Total Government & Agency Obligations (cost of $320,467,458)		320,467,458

Corporate Bonds — 0.8%
ANZ National International Ltd.
	2.375% 12/21/12 (a)	1,135,000	1,136,231
Credit Suisse/New York NY
	5.000% 05/15/13	28,391,000	28,981,868
General Electric Capital Corp.
	1.190% 01/15/13	2,100,000	2,102,308
	2.800% 01/08/13	4,201,000	4,210,992
	5.450% 01/15/13	1,371,000	1,379,406
National Australia Bank Ltd.
	2.500% 01/08/13 (a)	685,000	686,490
Shell International Finance BV
	1.875% 03/25/13	34,360,000	34,529,878
Westpac Securities NZ Ltd.

11

		Par ($)	Value ($)
Corporate Bonds — (continued)
	2.625% 01/28/13 (a)	8,875,000	8,907,917

	Total Corporate Bonds (cost of $81,935,090)		81,935,090
Repurchase Agreements — 26.8%
	Repurchase agreement with ABN Amro, Inc., dated 11/30/12, due 12/03/12 at 0.360%, collateralized by common stocks and U.S. Government Agency obligations with various maturities to 10/01/40, market value $146,026,941 (repurchase proceeds $134,144,024)	134,140,000	134,140,000
	Repurchase agreement with Bank of Nova Scotia, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/42, market value $239,704,395 (repurchase proceeds $235,004,308)	235,000,000	235,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 10/24/12, due 01/22/13 at 0.450%, collateralized by common stocks, market value $49,823,200 (repurchase proceeds $46,410,153)	46,358,000	46,358,000
	Repurchase agreement with Credit Suisse First Boston, dated 10/26/12, due 01/24/13 at 0.450%, collateralized by common stocks, market value $48,615,712 (repurchase proceeds $45,092,672)	45,042,000	45,042,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/06/12, due 02/04/13 at 0.450%, collateralized by common stocks, market value $47,179,788 (repurchase proceeds $44,685,214)	44,635,000	44,635,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/28/12, due 02/28/13 at 0.420%, collateralized by common stocks, market value $47,397,993 (repurchase proceeds $44,741,972)	44,694,000	44,694,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/30/12, due 12/03/12 at 0.280%, collateralized by corporate bonds with various maturities to 07/15/22, market value $46,952,207 (repurchase proceeds $44,716,043)	44,715,000	44,715,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/30/12, due 12/03/12 at 0.330%, collateralized by common stocks, market value $199,935,918 (repurchase proceeds $187,800,164)	187,795,000	187,795,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Deutsche Bank Securities, dated 11/27/12, due 12/04/12 at 0.390%, collateralized by common stocks, preferred stocks and a convertibe bond maturing 12/20/12, market value $119,205,291 (repurchase proceeds $111,743,473)	111,735,000	111,735,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/29/12, due 12/06/12 at 0.390%, collateralized by common stocks and a preferred stock, market value $122,555,176 (repurchase proceeds $113,693,621)	113,685,000	113,685,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/30/12, due 12/03/12 at 0.380%, collateralized by common stocks and a preferred stock, market value $97,851,739 (repurchase proceeds $89,427,832)	89,425,000	89,425,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/42, market value $250,920,813 (repurchase proceeds $246,004,715)	246,000,000	246,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/12, due 12/03/12 at 0.280%, collateralized by corporate bonds with various maturities to 09/15/22, market value $117,371,009 (repurchase proceeds $111,782,608)	111,780,000	111,780,000
	Repurchase agreement with J.P. Morgan Securities, dated 10/02/12, due 12/28/12 at 0.420%, collateralized by corporate bonds with various maturities to 03/15/22, market value $22,900,576 (repurchase proceeds $21,832,137)	21,810,000	21,810,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/02/12, due 02/05/13 at 0.410%, collateralized by corporate bonds with various maturities to 06/15/22, market value $22,101,406 (repurchase proceeds $21,067,770)	21,045,000	21,045,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/07/12, due 02/11/13 at 0.380%, collateralized by corporate bonds with various maturities to 10/01/22, market value $43,623,315 (repurchase proceeds $41,587,099)	41,545,000	41,545,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/13/12, due 02/13/13 at 0.380%, collateralized by corporate bonds with various maturities to 09/15/20, market value $21,994,072 (repurchase proceeds $20,965,340)	20,945,000	20,945,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with J.P. Morgan Securities, dated 11/13/12, due 02/15/13 at 0.380%, collateralized by corporate bonds with various maturities to 07/15/22, market value $31,501,634 (repurchase proceeds $30,029,767)	30,000,000	30,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/27/12, due 12/04/12 at 0.260%, collateralized by a corporate bond maturing 09/15/20, market value $50,916,440 (repurchase proceeds $48,492,451)	48,490,000	48,490,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/30/12, due 12/03/12 at 0.330%, collateralized by corporate bonds with various maturities to 09/26/22, market value $125,657,349 (repurchase proceeds $119,673,291)	119,670,000	119,670,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 11/30/12, due 12/03/12 at 0.280%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/42, market value $109,319,520 (repurchase proceeds $107,178,501)	107,176,000	107,176,000
	Repurchase agreement with Mizuho Securities USA, Inc., dated 11/30/12, due 12/03/12 at 0.310%, collateralized by U.S. Treasury obligations and corporate bonds with various maturities to 11/29/22, market value $407,212,319 (repurchase proceeds $396,430,241)	396,420,000	396,420,000
	Repurchase agreement with RBC Capital Markets, dated 11/26/12, due 02/22/13 at 0.310%, collateralized by corporate bonds with various maturities to 06/15/22, market value $64,979,251 (repurchase proceeds $61,931,895)	61,885,000	61,885,000
	Repurchase agreement with RBC Capital Markets, dated 11/28/12, due 12/05/12 at 0.250%, collateralized by certificates of deposit and commercial paper with various maturities to 05/07/13, market value $121,957,336 (repurchase proceeds $118,410,756)	118,405,000	118,405,000
	Repurchase agreement with TD USA Securities, Inc., dated 11/30/12, due 12/03/12 at 0.250%, collateralized by corporate bonds with various maturities to 02/15/19, market value $58,684,500 (repurchase proceeds $55,891,164)	55,890,000	55,890,000

14

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with the Federal Reserve Bank of New York, dated 11/30/12, due 12/03/12 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/31/16, market value $10,000,168 (repurchase proceeds $10,000,150)	10,000,000	10,000,000
	Repurchase agreement with Wells Fargo, dated 11/26/12, due 02/26/13 at 0.350%, collateralized by corporate bonds with various maturities to 10/01/22, market value $43,317,751 (repurchase proceeds $41,291,900)	41,255,000	41,255,000
	Repurchase agreement with Wells Fargo, dated 11/27/12, due 12/04/12 at 0.290%, collateralized by corporate bonds with various maturities to 09/21/22, market value $61,976,251 (repurchase proceeds $59,028,328)	59,025,000	59,025,000
	Repurchase agreement with Wells Fargo, dated 11/28/12, due 12/05/12 at 0.290%, collateralized by corporate bonds with various maturities to 10/01/22, market value $62,160,001 (repurchase proceeds $59,203,338)	59,200,000	59,200,000
	Repurchase agreement with Wells Fargo, dated 11/30/12, due 12/03/12 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/41, market value $165,240,001 (repurchase proceeds $162,003,240)	162,000,000	162,000,000

	Total Repurchase Agreements (cost of $2,829,765,000)		2,829,765,000

	Total Investments — 100.0% (cost of $10,563,353,089)(g)		10,563,353,089

	Other Assets & Liabilities, Net — (0.0)%		(2,589,228)

	Net Assets — 100.0%		10,560,763,861

Notes to Investment Portfolio:

*       Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

15

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•        Level 1 — Prices determined using quoted prices in active markets for identical assets.

•        Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•        Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Asset-Backed Commercial Paper	$—	$2,372,821,672	$—	$2,372,821,672
Total Commercial Paper	—	2,300,995,136	—	2,300,995,136
Total Certificates of Deposit	—	1,251,724,733	—	1,251,724,733
Total Municipal Bonds	—	1,065,450,000	—	1,065,450,000
Total Time Deposit	—	340,194,000	—	340,194,000
Total Government & Agency Obligations	—	320,467,458	—	320,467,458
Total Corporate Bonds	—	81,935,090	—	81,935,090
Total Repurchase Agreements	—	2,829,765,000	—	2,829,765,000
Total Investments	$—	$10,563,353,089	$—	$10,563,353,089

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities, which are not illiquid, amounted to $3,761,265,384 or 35.6% of net assets for the Fund.

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2012.

(d)	Parenthetical date represents the effective maturity date for the security.

(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Cost for federal income tax purposes is $10,563,353,089.

16

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO

November 30, 2012 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 95.4%
CONNECTICUT — 78.4%
CT Danbury
	Series 2012,
	3.000% 07/15/13	850,000	864,171
CT Darien
	Series 2012,
	2.000% 08/01/13	1,095,000	1,107,677
CT Derby
	Series 2012,
	1.000% 12/19/12	4,000,000	4,001,365
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.350% 05/01/21 (12/06/12) (a)(b)	850,000	850,000
	RK Bradley Associates LP,
	Bradley Airport Hotel,
	Series 2006,
	LOC: TD Bank N.A.
	0.170% 12/01/28 (12/06/12) (a)(b)	2,000,000	2,000,000
CT East Lyme
	Series 2012,
	1.000% 07/25/13	580,000	582,628
CT Enfield
	Series 2012:
	1.000% 08/13/13	2,500,000	2,512,347
	1.250% 08/13/13	1,500,000	1,509,930
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.160% 07/01/41 (12/06/12) (a)(b)	2,430,000	2,430,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.170% 07/01/34 (12/06/12) (a)(b)	4,600,000	4,600,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank of Boston
	0.170% 07/01/37 (12/06/12) (a)(b)	3,820,000	3,820,000
	Lawrence & Memorial Hospital, Inc.,
	Series 2004 E,
	LOC: JPMorgan Chase Bank
	0.160% 07/01/34 (12/05/12) (a)(b)	2,400,000	2,400,000
	St. Francis Hospital & Medical Center,
	Series 2008 F,
	LOC: JPMorgan Chase Bank
	0.180% 07/01/47 (12/06/12) (a)(b)	3,680,000	3,680,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.150% 07/01/30 (12/06/12) (a)(b)	3,700,000	3,700,000
	The Taft School,
	Series 2000 E,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (Continued)
	LOC: Wells Fargo Bank N.A.
	0.200% 07/01/30 (12/05/12) (a)(b)	3,800,000	3,800,000
	Wesleyan University,
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.160% 01/01/18 (12/06/12) (a)(b)(c)	4,200,000	4,200,000
	Westover School, Inc.,
	Series 2007 B,
	LOC: TD Bank N.A.
	0.170% 07/01/30 (12/06/12) (a)(b)	2,000,000	2,000,000
	Yale University:
	Series 1999 U-2,
	0.140% 07/01/33 (12/05/12) (b)(d)	3,275,000	3,275,000
	Series 2010 A3,
	4.000% 07/01/49 (02/07/13) (b)(d)	2,945,000	2,964,948
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.160% 07/01/32 (12/06/12) (a)(b)	1,205,000	1,205,000
	MERLOTS,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.240% 11/15/15 (12/05/12) (a)(b)	4,625,000	4,625,000
	Series 2011 C1,
	Insured: Government of Authority,
	SPA: Barclays Bank PLC
	0.170% 05/15/35 (12/06/12) (a)(b)	3,005,000	3,005,000
CT JPMorgan Chase Putters/Drivers Trust
	Waterford, CT,
	Series 2012 4074,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 03/18/13 (12/03/12) (a)(b)(c)	2,730,000	2,730,000
CT North Branford
	Series 2012,
	1.000% 11/06/13	500,000	503,484
CT Plymouth
	Series 2012:
	1.000% 07/18/13	1,500,000	1,505,804
	2.000% 07/15/13	750,000	757,405
CT Regional School District No. 16
	Series 2012,
	Insured: State Aid Withholding
	2.000% 09/01/13	400,000	404,789
CT Shelton
	Series 2012 A,
	1.000% 08/01/13	457,000	458,819
CT State
	Series 2005 C,
	5.000% 06/01/13	795,000	813,352

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (Continued)
CT Thomaston
	Series 2012,
	1.000% 05/09/13	3,725,000	3,736,520
CT University of Connecticut
	Series 2004 A,
	5.000% 01/15/13	400,000	402,323
CT Vernon
	Series 2012,
	3.000% 08/01/13	410,000	416,872
CONNECTICUT TOTAL			70,862,434
ILLINOIS — 0.8%
IL Chicago
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.680% 11/01/22 (12/06/12) (a)(b)	750,000	750,000
ILLINOIS TOTAL			750,000
NEW JERSEY — 4.8%
NJ Economic Development Authority
	Keystone Project,
	Series 2012,
	LOC: BNP Paribas
	0.300% 12/03/12	4,385,000	4,385,000
NEW JERSEY TOTAL			4,385,000
PUERTO RICO — 11.0%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2007 462,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.230% 08/01/47 (12/06/12) (a)(b)	4,765,000	4,765,000
	Series 2008 627A,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.210% 08/01/54 (12/06/12) (a)(b)	3,155,000	3,155,000
PR Commonwealth of Puerto Rico
	Series 2003 C-5-2,
	LOC: Barclays Bank PLC
	0.170% 07/01/20 (12/06/12) (a)(b)	1,985,000	1,985,000
PUERTO RICO TOTAL			9,905,000
WYOMING — 0.4%
WY Uinta
	Chevron Corp.,
	Series 1993,
	0.180% 08/15/20 (12/03/12) (b)(d)	385,000	385,000
WYOMING TOTAL			385,000

	Total Municipal Bonds (cost of $86,287,434)		86,287,434

3

	Par ($)	Value ($)
Closed-End Investment Company — 4.4%
OTHER — 4.4%
Nuveen Premier Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A.
0.280% 12/01/40 (12/06/12) (a)(b)(c)	4,000,000	4,000,000
OTHER TOTAL		4,000,000

Total Closed-End Investment Company (cost of $4,000,000)		4,000,000

Total Investments — 99.8% (cost of $90,287,434)(e)		90,287,434

Other Assets & Liabilities, Net — 0.2%		148,323

Net Assets — 100.0%		90,435,757

Notes to Investment Portfolio:

*         Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•        Level 1 — Prices determined using quoted prices in active markets for identical assets.

•        Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•        Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$86,287,434	$—	$86,287,434
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$90,287,434	$—	$90,287,434

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities, which are not illiquid, amounted to $10,930,000 or 12.1% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(e)	Cost for federal income tax purposes is $90,287,434.

Acronym	Name

AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
November 30, 2012 (Unaudited)	BofA Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 49.7%
U.S. Government Agencies — 41.2%
Federal Farm Credit Bank
	0.140% 01/28/13 (a)	1,780,000	1,779,835
	0.149% 09/27/13 (12/27/12) (b)(c)	6,000,000	5,999,253
	0.159% 07/29/13 (12/29/12) (b)(c)	150,000	149,900
	0.179% 08/12/14 (12/12/12) (b)(c)	6,645,000	6,642,178
	0.182% 08/01/13 (12/01/12) (b)(c)	4,000,000	3,999,468
	0.189% 07/14/14 (12/14/12) (b)(c)	7,180,000	7,177,643
	0.220% 04/16/13	155,000	155,013
	0.229% 12/13/12	1,686,000	1,686,028
	0.229% 01/10/13 (12/10/12) (b)(c)	4,400,000	4,399,927
	0.240% 02/01/13 (a)	1,500,000	1,499,949
	0.250% 05/24/13	415,000	415,120
	0.260% 01/25/13	1,122,000	1,122,016
	0.262% 02/07/13 (a)	2,000,000	1,999,970
	0.283% 03/22/13 (12/22/12) (b)(c)	3,000,000	2,999,995
	0.300% 05/03/13 (02/03/13) (b)(c)	590,000	590,126
	0.360% 11/27/13 (12/03/12) (b)(c)	6,500,000	6,500,000
	1.375% 06/25/13	535,000	538,577
	2.200% 04/08/13	250,000	251,782
	3.700% 05/15/13	333,000	338,309
	3.880% 07/08/13	77,000	78,700
	4.150% 05/15/13	1,665,000	1,695,024
Federal Home Loan Bank
	0.125% 04/23/13 (a)	85,000	84,974
	0.125% 04/30/13 (a)	5,210,000	5,208,788
	0.170% 01/18/13 (a)	4,825,000	4,824,786
	0.170% 01/23/13 (a)	4,250,000	4,249,789
	0.170% 07/12/13 (a)	2,000,000	1,999,613
	0.170% 07/17/13 (a)	5,485,000	5,484,260
	0.180% 06/14/13 (a)	1,200,000	1,199,923
	0.180% 08/20/13 (a)	6,500,000	6,499,439
	0.190% 01/14/13 (a)	1,170,000	1,169,987
	0.200% 03/01/13	390,000	390,028
	0.200% 04/30/13	460,000	460,010
	0.220% 05/02/13	2,310,000	2,310,403
	0.230% 04/05/13	170,000	170,034
	0.230% 04/17/13	785,000	785,142
	0.230% 05/10/13	2,575,000	2,575,315
	0.230% 06/06/13	2,360,000	2,360,539
	0.240% 04/12/13	5,160,000	5,161,154

1

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.240% 04/26/13	450,000	450,068
	0.240% 07/25/13	95,000	95,030
	0.240% 11/08/13 (12/03/12) (b)(c)	525,000	524,801
	0.250% 04/10/13	2,555,000	2,555,477
	0.250% 11/08/13 (12/03/12) (b)(c)	2,495,000	2,494,052
	0.260% 11/25/13 (12/03/12) (b)(c)	500,000	499,901
	0.280% 08/13/13	2,605,000	2,606,600
	0.300% 05/07/13	85,000	85,044
	0.330% 07/01/13	1,555,000	1,556,246
	0.350% 06/06/13	790,000	790,659
	0.350% 07/11/13	140,000	140,134
	0.370% 04/26/13	965,000	965,647
	0.500% 08/28/13	3,000,000	3,006,627
	1.625% 06/14/13	1,185,000	1,194,099
	1.875% 06/21/13	7,930,000	8,003,902
	3.625% 05/29/13	200,000	203,392
	3.750% 06/14/13	140,000	142,664
	3.875% 06/14/13	505,000	514,971
	4.000% 09/06/13	545,000	560,812
	4.250% 06/14/13	245,000	250,316
	5.000% 03/08/13	1,080,000	1,093,945
	5.375% 06/14/13	1,325,000	1,361,769
	5.985% 04/15/13	280,000	285,992
Federal Home Loan Mortgage Corp.
	0.158% 06/17/13 (12/17/12) (b)(c)	2,000,000	1,999,452
	0.160% 02/04/13 (12/04/12) (b)(c)	8,000,000	7,999,275
	0.160% 06/03/13 (12/03/12) (b)(c)	1,500,000	1,499,694
	0.168% 03/21/13 (12/21/12) (b)(c)	4,000,000	3,999,390
	0.190% 01/14/13 (a)	4,175,000	4,174,031
	0.460% 11/18/13 (12/03/12) (b)(c)	5,799,000	5,799,763
	0.750% 03/28/13	1,150,000	1,152,149
	0.800% 04/19/13	3,125,000	3,132,384
	1.625% 04/15/13	10,108,000	10,161,622
	3.500% 05/29/13	9,670,000	9,827,399
	4.000% 06/12/13	700,000	714,102
	4.250% 05/22/13	375,000	382,218
	4.500% 01/15/13	6,345,000	6,378,294
Federal National Mortgage Association
	0.155% 01/04/13 (a)	4,565,000	4,564,332
	0.179% 11/08/13 (12/08/12) (b)(c)	457,000	456,916

2

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.188% 06/20/14 (12/20/12) (b)(c)	3,170,000	3,169,006
	0.221% 05/17/13 (02/17/13) (b)(c)	57,000	57,009
	0.238% 12/20/12 (a)	3,000,000	2,999,968
	0.239% 12/28/12	30,000	30,002
	0.400% 02/01/13 (a)	3,050,000	3,049,923
	0.400% 10/17/13 (12/03/12) (b)(c)	3,000,000	2,999,466
	0.500% 08/09/13	1,300,000	1,302,664
	1.250% 08/20/13	3,766,000	3,794,469
	1.500% 06/26/13	3,924,000	3,953,104
	3.250% 04/09/13	9,386,000	9,487,412
	4.250% 03/25/13	1,110,000	1,124,238
	4.375% 03/15/13	2,275,000	2,302,317
	4.625% 05/01/13	2,990,000	3,045,012
Tennessee Valley Authority
	6.000% 03/15/13	3,960,000	4,025,971
U.S. GOVERNMENT AGENCIES TOTAL			227,916,727
U.S. Government Obligations — 8.5%
U.S. Treasury Note
	0.625% 01/31/13	2,820,000	2,822,127
	1.125% 12/15/12	4,000,000	4,001,464
	1.375% 01/15/13	18,450,000	18,477,432
	1.375% 02/15/13	14,550,000	14,585,904
	1.750% 04/15/13	2,000,000	2,011,579
	3.125% 04/30/13	2,835,000	2,869,403
	3.875% 02/15/13	2,450,000	2,468,673
U.S. GOVERNMENT OBLIGATIONS TOTAL			47,236,582

	Total Government & Agency Obligations (cost of $275,153,309)		275,153,309

Repurchase Agreements — 50.2%
	Repurchase agreement with ABN AMRO Bank US, dated 11/30/12, due 12/03/12 at 0.250%, collateralized by a U.S. Treasury obligation maturing 01/15/26, market value $81,600,133 (repurchase proceeds $80,001,667)	80,000,000	80,000,000
	Repurchase agreement with Bank of Nova Scotia, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by a U.S. Government Agency obligation maturing 07/01/27, market value $25,500,468 (repurchase proceeds $25,000,458)	25,000,000	25,000,000

3

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Credit Suisse First Boston, dated 10/10/12, due 01/08/13 at 0.220%, collateralized by a U.S. Government Agency obligation maturing 10/01/41, market value $16,321,441 (repurchase proceeds $16,008,800)	16,000,000	16,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/26/12, due 02/25/13 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 10/01/41, market value $4,082,115 (repurchase proceeds $4,002,326)	4,000,000	4,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/42, market value $51,001,473 (repurchase proceeds $50,000,958)	50,000,000	50,000,000
	Repurchase agreement with RBC Capital Markets, dated 11/30/12, due 12/03/12 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 05/01/42, market value $58,609,201 (repurchase proceeds $57,461,101)	57,460,000	57,460,000
	Repurchase agreement with UBS Securities LLC, dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/42, market value $45,900,001 (repurchase proceeds $45,000,863)	45,000,000	45,000,000

	Total Repurchase Agreements (cost of $277,460,000)		277,460,000

	Total Investments — 99.9% (cost of $552,613,309)(d)		552,613,309

	Other Assets & Liabilities, Net — 0.1%		825,869

	Net Assets — 100.0%		553,439,178

Notes to Investment Portfolio:

*       Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$275,153,309	$—	$275,153,309
Total Repurchase Agreements	—	277,460,000	—	277,460,000
Total Investments	$—	$552,613,309	$—	$552,613,309

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2012.

(c)	Parenthetical date represents the effective maturity date for the security.

(d)	Cost for federal income tax purposes is $552,613,309.

5

INVESTMENT PORTFOLIO
November 30, 2012 (Unaudited)	BofA Government Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 99.9%
U.S. Government Agencies — 73.0%
Federal Farm Credit Bank
	0.010% 12/03/12 (a)	20,600,000	20,599,989
	0.050% 12/03/12 (a)	82,400,000	82,399,771
	0.080% 01/18/13 (a)	10,000,000	9,998,933
	0.090% 01/17/13 (a)	25,000,000	24,997,063
	0.100% 02/04/13 (a)	50,000,000	49,990,972
	0.140% 01/28/13 (a)	9,320,000	9,319,058
	0.149% 09/27/13 (12/27/12) (b)(c)	68,000,000	67,991,530
	0.159% 07/29/13 (12/29/12) (b)(c)	665,000	664,559
	0.178% 07/24/13 (12/24/12) (b)(c)	705,000	704,633
	0.179% 08/12/14 (12/12/12) (b)(c)	73,645,000	73,613,729
	0.182% 08/01/13 (12/01/12) (b)(c)	37,000,000	36,995,078
	0.189% 07/14/14 (12/14/12) (b)(c)	76,230,000	76,204,971
	0.198% 11/19/13 (12/19/12) (b)(c)	5,250,000	5,249,518
	0.199% 12/28/12	77,000,000	77,000,016
	0.220% 04/16/13	2,015,000	2,015,172
	0.229% 12/13/12	66,242,000	66,242,426
	0.229% 01/10/13 (12/10/12) (b)(c)	99,700,000	99,698,340
	0.240% 02/01/13 (a)	8,000,000	7,999,725
	0.250% 05/24/13	5,410,000	5,411,563
	0.260% 01/25/13	12,530,000	12,530,183
	0.262% 02/07/13 (a)	82,000,000	81,998,779
	0.283% 03/22/13 (12/22/12) (b)(c)	37,000,000	36,999,939
	0.300% 04/11/13 (01/11/13) (b)(c)	8,140,000	8,140,887
	0.300% 05/03/13 (02/03/13) (b)(c)	6,870,000	6,871,462
	0.300% 04/25/14 (12/03/12) (b)(c)	235,000	234,309
	0.360% 11/27/13 (12/03/12) (b)(c)	117,000,000	117,000,000
	1.375% 06/25/13	23,106,000	23,260,156
	2.500% 01/14/13	4,160,000	4,171,412
	3.880% 07/08/13	795,000	812,555
	4.000% 05/21/13	820,000	834,699
	5.420% 05/10/13	820,000	838,874
Federal Home Loan Bank
	0.001% 12/03/12 (a)	750,011,000	750,010,958
	0.010% 12/03/12	525,760,000	525,760,000
	0.040% 12/05/12 (a)	21,660,000	21,659,904
	0.080% 01/08/13 (a)	153,000,000	152,987,080
	0.100% 01/09/13 (a)	123,900,000	123,886,578
	0.115% 01/04/13 (a)	25,800,000	25,797,198
	0.115% 01/09/13 (a)	17,970,000	17,967,761

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.120% 01/25/13 (a)	170,000,000	169,968,833
0.125% 01/17/13 (a)	4,910,000	4,909,503
0.125% 04/30/13 (a)	118,860,000	118,822,646
0.139% 12/27/12	12,650,000	12,650,189
0.150% 12/07/12 (a)	137,946,000	137,942,551
0.150% 01/03/13 (a)	8,405,000	8,403,844
0.150% 01/07/13 (a)	9,185,000	9,183,584
0.153% 12/05/12 (a)	13,525,000	13,524,770
0.160% 02/01/13 (a)	40,895,000	40,894,015
0.170% 01/16/13 (a)	62,240,000	62,226,480
0.170% 01/18/13 (a)	58,160,000	58,157,421
0.170% 01/23/13 (a)	4,230,000	4,229,760
0.170% 01/23/13 (a)	50,040,000	50,037,520
0.170% 02/06/13	3,345,000	3,345,099
0.170% 07/12/13 (a)	112,000,000	111,978,187
0.170% 07/17/13 (a)	50,990,000	50,983,105
0.170% 07/24/13 (a)	50,000,000	49,989,627
0.180% 02/15/13 (a)	6,535,000	6,534,868
0.180% 06/14/13 (a)	41,800,000	41,797,311
0.180% 08/20/13 (a)	50,000,000	49,995,681
0.190% 01/14/13 (a)	830,000	829,986
0.190% 02/22/13	20,415,000	20,415,247
0.190% 02/27/13 (a)	5,500,000	5,499,866
0.200% 03/01/13	7,935,000	7,935,303
0.200% 04/30/13	2,675,000	2,675,258
0.200% 05/02/13	2,465,000	2,465,087
0.210% 01/04/13	2,165,000	2,165,011
0.220% 05/02/13	25,900,000	25,904,528
0.230% 04/05/13	1,960,000	1,960,391
0.230% 04/17/13	9,975,000	9,976,806
0.230% 05/10/13	33,535,000	33,539,096
0.230% 06/06/13	28,885,000	28,891,597
0.240% 04/12/13	51,790,000	51,801,587
0.240% 05/10/13	21,015,000	21,019,912
0.240% 05/16/13	13,160,000	13,163,246
0.240% 05/29/13	820,000	820,153
0.240% 07/25/13	970,000	970,304
0.240% 11/08/13 (12/03/12) (b)(c)	6,820,000	6,817,418
0.250% 04/10/13	33,975,000	33,981,342
0.250% 04/11/13	4,875,000	4,875,908

2

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.250% 07/19/13	25,000,000	25,008,468
	0.250% 07/30/13	4,000,000	4,001,421
	0.250% 11/08/13 (12/03/12) (b)(c)	59,190,000	59,167,508
	0.260% 11/25/13 (12/03/12) (b)(c)	38,000,000	37,992,446
	0.300% 03/19/13	3,270,000	3,271,145
	0.300% 05/07/13	1,020,000	1,020,522
	0.310% 05/16/13	1,495,000	1,495,808
	0.330% 05/09/13 (12/03/12) (b)(c)	23,200,000	23,200,000
	0.330% 07/01/13	16,240,000	16,253,009
	0.350% 07/11/13	1,435,000	1,436,377
	0.370% 04/26/13	12,420,000	12,428,331
	1.000% 03/27/13	14,565,000	14,601,910
	1.500% 01/16/13	13,375,000	13,396,967
	1.625% 03/20/13	6,025,000	6,050,586
	1.625% 06/14/13	2,015,000	2,030,446
	1.750% 03/08/13	20,540,000	20,624,388
	1.875% 06/21/13	93,015,000	93,881,462
	2.625% 02/26/13	25,000	25,140
	3.375% 02/27/13	33,710,000	33,966,389
	3.625% 05/29/13	13,355,000	13,580,988
	3.750% 06/14/13	1,710,000	1,742,542
	3.875% 06/14/13	4,540,000	4,628,855
	4.250% 06/14/13	2,780,000	2,840,325
	5.000% 03/08/13	9,760,000	9,884,268
	5.375% 06/14/13	12,175,000	12,512,570
Tennessee Valley Authority
	6.000% 03/15/13	30,012,000	30,513,361
U.S. GOVERNMENT AGENCIES TOTAL			4,355,698,052
U.S. Government Obligations — 26.9%
U.S. Treasury Bill
	0.030% 12/06/12 (d)	133,500,000	133,499,443
	0.030% 12/14/12 (d)	110,034,000	110,032,808
	0.040% 12/06/12 (d)	196,950,000	196,948,906
	0.065% 01/31/13 (d)	68,360,000	68,352,471
	0.070% 01/10/13 (d)	493,370,000	493,331,627
U.S. Treasury Note
	0.625% 01/31/13	35,130,000	35,156,490
	1.125% 12/15/12	90,000,000	90,032,629
	1.375% 01/15/13	236,400,000	236,749,579
	1.375% 02/15/13	103,500,000	103,755,904
	1.750% 04/15/13	56,200,000	56,524,996
	3.125% 04/30/13	37,660,000	38,117,008

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — (CONTINUED)
3.875% 02/15/13	42,720,000	43,045,581
U.S. GOVERNMENT OBLIGATIONS TOTAL		1,605,547,442

Total Government & Agency Obligations (cost of $5,961,245,494)		5,961,245,494

Total Investments — 99.9% (cost of $5,961,245,494)(e)		5,961,245,494

Other Assets & Liabilities, Net — 0.1%		5,125,584

Net Assets — 100.0%		5,966,371,078

Notes to Investment Portfolio:

*       Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$5,961,245,494	$—	$5,961,245,494
Total Investments	$—	$5,961,245,494	$—	$5,961,245,494

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2012.

(c)	Parenthetical date represents the effective maturity date for the security.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $5,961,245,494.

5

INVESTMENT PORTFOLIO
November 30, 2012 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 96.1%
MASSACHUSETTS — 80.3%
MA Arlington
	Series 2012 A,
	3.000% 11/15/13	772,000	791,879
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.160% 12/15/34 (12/06/12) (a)(b)(c)	1,000,000	1,000,000
MA Bay Transportation Authority
	Series 2000 A1,
	SPA: Barclays Bank PLC
	0.160% 03/01/30 (12/05/12) (a)(b)	4,220,000	4,220,000
MA Billerica
	Series 2012,
	1.000% 05/17/13	2,612,000	2,621,000
MA Cohasset
	Series 2011,
	1.000% 12/07/12	2,387,150	2,387,309
	Series 2012,
	1.000% 06/07/13 (d)	2,359,650	2,367,885
MA Department of Transportation
	Contract Assistance-A7,
	Series 2010,
	SPA: JPMorgan Chase Bank
	0.150% 01/01/29 (12/05/12) (a)(b)	5,360,000	5,360,000
MA Deutsche Bank Spears/Lifers Trust
	Massachusetts State College Building Authority,
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.200% 05/01/39 (12/06/12) (a)(b)	3,560,000	3,560,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Bank N.A.
	0.170% 09/01/38 (12/06/12) (a)(b)	4,600,000	4,600,000
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.160% 10/01/32 (12/06/12) (a)(b)	1,925,000	1,925,000
	Beth Israel Deaconess Medical:
	Series 2011 A,
	LOC: Citizens Bank
	0.180% 06/01/41 (12/06/12) (a)(b)	8,900,000	8,900,000
	Series 2011 B,
	LOC: M&T Bank
	0.180% 06/01/41 (12/06/12) (a)(b)	6,565,000	6,565,000
	Partners Healthcare System,
	Series 2012,
	LIQ FAC: Citibank N.A.
	0.160% 07/01/19 (12/06/12) (a)(b)(c)	1,500,000	1,500,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Fairhaven
	Series 2012,
	1.000% 11/01/13	1,500,000	1,510,160
MA Fall River
	Series 2012,
	DPCE: State Aid Withholding
	4.000% 03/01/13	1,665,000	1,679,730
MA Health & Educational Facilities Authority
	Harrington Memorial,
	Series 2008 A,
	LOC: TD Bank N.A.
	0.170% 07/01/38 (12/05/12) (a)(b)	2,000,000	2,000,000
	Partners Healthcare Systems,
	Series 2003 E,
	Pre-refunded 07/01/13:
	5.000% 07/01/17	1,140,000	1,171,447
	5.000% 07/01/19	1,260,000	1,294,757
MA Holliston
	Series 2012,
	1.000% 05/24/13	1,560,000	1,564,288
MA Housing Finance Agency
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 06/01/36 (12/06/12) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
	120 Chestnut Street LP,
	Series 1992,
	LOC: Sumitomo Bank Ltd.
	0.150% 08/01/26 (12/05/12) (a)(b)	2,610,000	2,610,000
	Governor Dummer Academy,
	Series 1996,
	LOC: TD Bank N.A.
	0.160% 07/01/26 (12/06/12) (a)(b)	3,000,000	3,000,000
MA JPMorgan Chase Putters/Drivers Trust
	Massachusetts Bay Transportation Authority,
	Series 2012 4098,
	LIQ FAC: JPMorgan Chase Bank
	0.200% 01/01/17 (12/03/12) (a)(b)(c)	2,595,000	2,595,000
MA Marlborough
	Series 2005,
	3.500% 06/15/13	500,000	508,575
MA Marshfield
	Series 2012,
	2.000% 11/01/13	2,057,000	2,089,382
MA Medfield
	Series 2012,
	3.000% 03/15/13	1,120,000	1,128,633
MA Nantucket
	Series 2012,
	2.000% 12/01/12	1,075,000	1,075,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Natick
	Series 2012 A,
	2.000% 06/01/13	673,000	678,385
MA Newburyport
	Series 2012:
	1.000% 01/18/13	2,816,000	2,818,147
	1.500% 01/18/13	3,250,000	3,255,121
MA North Reading
	Series 2012,
	2.000% 05/15/13	1,626,000	1,637,964
MA Norton
	Series 2012,
	1.000% 12/13/13 (d)	1,000,000	1,007,170
MA Norwood
	Series 2012,
	1.250% 01/18/13	3,800,000	3,804,565
MA Port Authority
	0.170% 01/11/13	4,000,000	4,000,000
MA Puttable Floating Option Tax-Exempt Receipts
	Massachusetts State Development Finance Agency,
	Haverhill Mills Project,
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.360% 05/01/55 (12/06/12) (a)(b)	10,710,000	10,710,000
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.170% 10/19/16 (12/06/12) (a)(b)(c)	1,165,000	1,165,000
MA Shrewsbury
	Series 2012,
	1.000% 07/12/13	2,325,000	2,334,330
MA State College Building Authority
	Series 2003 A,
	Pre-refunded 05/01/13:
	5.250% 05/01/15	2,030,000	2,072,177
	5.250% 05/01/21	1,965,000	2,005,827
MA State
	Series 2002 E,
	Insured: AGMC,
	Pre-refunded 01/01/13:
	5.250% 01/01/18	900,000	903,658
	5.375% 01/01/17	1,075,000	1,079,626
	Series 2003 D,
	Pre-refunded 10/01/13,
	5.000% 10/01/27	1,350,000	1,402,892
	Series 2008 C27,
	SPA: Wells Fargo Bank N.A.
	0.190% 11/01/25 (12/05/12) (a)(b)(c)	160,000	160,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA University of Massachusetts Building Authority
	Series 2008 1,
	LOC: Lloyds TSB Bank PLC
	0.210% 05/01/38 (12/05/12) (a)(b)	4,655,000	4,655,000
MA Water Resources Authority
	ROCS RRII R 11914,
	Series 2011,
	LIQ FAC: Citibank N.A.
	0.160% 08/01/18 (12/06/12) (a)(b)(c)	2,585,000	2,585,000
MA Westfield
	Series 2012,
	2.000% 09/01/13	358,000	362,275
MA Weston
	Series 2012,
	1.000% 02/01/13	4,425,000	4,431,005
MA Weymouth
	Series 2012,
	1.000% 09/15/13	1,125,000	1,130,929
MASSACHUSETTS TOTAL			123,419,116
NEW JERSEY — 4.2%
NJ Economic Development Authority
	Keystone Project,
	Series 2012,
	LOC: BNP Paribas
	0.300%12/03/12	6,515,000	6,515,000
NEW JERSEY TOTAL			6,515,000
PUERTO RICO — 11.6%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.190% 08/01/54 (12/06/12) (a)(b)	9,950,000	9,950,000
PR Commonwealth of Puerto Rico
	Series 2003 C-5-2,
	LOC: Barclays Bank PLC
	0.170% 07/01/20 (12/06/12) (a)(b)	7,875,000	7,875,000
	PUERTO RICO TOTAL		17,825,000

	Total Municipal Bonds (cost of $147,759,116)		147,759,116

Closed-End Investment Company — 5.9%
OTHER — 5.9%
Nuveen Premier Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.

4

	Par ($)	Value ($)
Closed-End Investment Company — (continued)
OTHER — (continued)
0.280% 12/01/40 (12/06/12) (a)(b)(c)	9,000,000	9,000,000
OTHER TOTAL		9,000,000

Total Closed-End Investment Company (cost of $9,000,000)		9,000,000

Total Investments — 102.0% (cost of $156,759,116)(e)		156,759,116

Other Assets & Liabilities, Net — (2.0)%		(3,058,364)

Net Assets — 100.0%		153,700,752

Notes to Investment Portfolio:

*       Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$147,759,116	$—	$147,759,116
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$156,759,116	$—	$156,759,116

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities, which are not illiquid, amounted to $21,200,000 or 13.8% of net assets for the Fund.

(d)	Security purchased on a delayed delivery basis.

(e)	Cost for federal income tax purposes is $156,759,116.

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
November 30, 2012 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Asset-Backed Commercial Paper — 20.3%
Chariot Funding LLC
	0.230% 02/01/13 (a)(b)	45,050,000	45,032,155
	0.320% 05/08/13 (a)(b)	21,000,000	20,970,507
	0.320% 05/09/13 (a)(b)	32,920,000	32,873,473
	0.320% 05/13/13 (a)(b)	22,565,000	22,532,306
	0.320% 05/20/13 (a)(b)	22,034,000	22,000,704
	0.320% 05/28/13 (a)(b)	24,945,000	24,905,531
	0.320% 05/29/13 (a)(b)	24,570,000	24,530,906
Fairway Finance Corp.
	0.260% 04/08/13 (a)(b)	17,250,000	17,234,053
	0.280% 02/26/13 (a)(b)	18,695,000	18,682,350
FCAR Owner Trust
	0.250% 01/07/13 (a)	125,665,000	125,632,711
	0.280% 12/17/12 (a)	2,960,000	2,959,632
	0.290% 03/01/13 (a)	37,235,000	37,208,005
	0.350% 04/01/13 (a)	91,500,000	91,392,360
	0.400% 03/13/13 (a)	15,030,000	15,012,966
	0.410% 02/04/13 (a)	47,445,000	47,409,878
	0.450% 01/02/13 (a)	101,128,000	101,087,549
Jupiter Securitization Co. LLC
	0.230% 02/04/13 (a)(b)	36,265,000	36,249,940
	0.240% 12/21/12 (a)(b)	18,799,000	18,796,493
	0.280% 04/15/13 (a)(b)	30,755,000	30,722,707
	0.280% 04/19/13 (a)(b)	22,034,000	22,010,179
	0.320% 05/09/13 (a)(b)	70,550,000	70,450,289
	0.320% 05/13/13 (a)(b)	22,565,000	22,532,306
	0.320% 05/20/13 (a)(b)	22,034,000	22,000,704
	0.320% 05/29/13 (a)(b)	24,125,000	24,086,614
Kells Funding LLC
	0.330% 05/14/13 (a)(b)	20,000,000	19,969,933
	0.352% 03/19/13 (01/21/13) (b)(c)(d)	40,275,000	40,273,835
	0.360% 04/26/13 (a)(b)	36,775,000	36,721,308
	0.390% 04/16/13 (a)(b)	12,725,000	12,706,252
	0.410% 04/03/13 (a)(b)	25,000,000	24,964,979
	0.410% 04/04/13 (a)(b)	82,080,000	81,964,085
	0.420% 04/02/13 (a)(b)	147,905,000	147,694,482
	0.480% 03/01/13 (a)(b)	28,000,000	27,966,400
	0.500% 01/15/13 (a)(b)	40,755,000	40,729,528
	0.510% 03/08/13 (a)(b)	70,500,000	70,403,121
	0.590% 01/02/13 (a)(b)	35,000,000	34,981,644
	0.600% 01/02/13 (a)(b)	66,761,000	66,725,394

1

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
Liberty Street Funding LLC
	0.180% 12/03/12 (a)(b)	72,715,000	72,714,273
	0.240% 02/12/13 (a)(b)	23,910,000	23,898,364
Manhattan Asset Funding Co. LLC
	0.220% 12/21/12 (a)(b)	36,630,000	36,625,523
	0.230% 12/18/12 (a)(b)	36,847,000	36,842,998
	0.250% 12/26/12 (a)(b)	4,425,000	4,424,232
	0.250% 01/02/13 (a)(b)	2,765,000	2,764,386
	0.250% 01/03/13 (a)(b)	1,965,000	1,964,550
	0.250% 01/08/13 (a)(b)	12,990,000	12,986,572
Market Street Funding LLC
	0.160% 12/03/12 (a)(b)	34,670,000	34,669,692
MetLife Short Term Funding LLC
	0.280% 04/29/13 (a)(b)	94,500,000	94,390,485
	0.320% 04/15/13 (a)(b)	11,220,000	11,206,536
	0.320% 04/16/13 (a)(b)	9,665,000	9,653,316
	0.330% 04/11/13 (a)(b)	40,035,000	39,986,925
	0.350% 04/01/13 (a)(b)	74,460,000	74,372,406
	0.360% 03/18/13 (a)(b)	61,000,000	60,934,730
	0.360% 03/19/13 (a)(b)	25,000,000	24,973,000
Old Line Funding LLC
	0.240% 01/31/13 (a)(b)	23,632,000	23,622,390
	0.300% 01/16/13 (a)(b)	27,000,000	26,989,650
	0.300% 05/21/13 (a)(b)	41,483,000	41,423,887
	0.320% 02/19/13 (a)(b)	39,115,000	39,087,185
	0.320% 02/21/13 (a)(b)	26,040,000	26,021,020
	0.320% 03/07/13 (a)(b)	23,305,000	23,285,113
	0.320% 03/15/13 (a)(b)	30,070,000	30,042,202
Royal Park Investments Funding Corp.
	0.400% 01/02/13 (a)(b)	6,845,000	6,842,566
	0.450% 02/28/13 (a)(b)	64,364,000	64,292,395
	0.600% 02/05/13 (a)(b)	23,632,000	23,606,005
	0.700% 01/09/13 (a)(b)	48,425,000	48,388,278
	0.700% 01/23/13 (a)(b)	47,595,000	47,545,951
	0.700% 01/29/13 (a)(b)	79,161,000	79,070,185
	0.750% 01/03/13 (a)(b)	65,845,000	65,799,731
	0.750% 01/04/13 (a)(b)	62,035,000	61,991,059
	0.750% 01/08/13 (a)(b)	69,375,000	69,320,078
Sheffield Receivables Corp.
	0.260% 01/23/13 (a)(b)	4,375,000	4,373,325
	0.260% 01/24/13 (a)(b)	42,352,000	42,335,483

2

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
Working Capital Management Co.
	0.220% 12/05/12 (a)(b)	18,450,000	18,449,549
	0.220% 12/12/12 (a)(b)	2,527,000	2,526,830

	Total Asset-Backed Commercial Paper (cost of $2,788,836,149)		2,788,836,149

Certificates of Deposit — 16.5%
Bank of Montreal
	0.270% 04/19/13	80,325,000	80,326,544
	0.300% 02/26/13	75,000,000	75,000,000
	0.310% 01/28/13	62,570,000	62,570,000
Bank of Nova Scotia/Houston
	0.298% 12/19/12	46,150,000	46,150,000
	0.298% 12/20/12	46,265,000	46,265,000
	0.330% 01/10/13	54,680,000	54,680,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.240% 01/28/13	57,000,000	57,000,000
	0.250% 01/03/13	88,600,000	88,600,000
	0.350% 12/14/12	3,944,000	3,944,068
	0.480% 03/15/13	40,945,000	40,969,786
	0.500% 02/22/13	20,280,000	20,290,731
HSBC Bank PLC
	0.300% 04/02/13	48,000,000	48,000,000
National Australia Bank Ltd.
	0.350% 01/18/13	51,600,000	51,600,000
	0.365% 01/25/13	43,000,000	43,000,328
	0.380% 01/11/13	32,400,000	32,400,000
	0.380% 01/15/13	51,000,000	51,000,000
Nordea Bank Finland/NY
	0.350% 02/13/13	100,000,000	100,000,000
	0.360% 02/15/13	100,550,000	100,550,000
	0.360% 02/19/13	50,000,000	50,000,000
	0.360% 02/21/13	121,000,000	120,997,249
	0.400% 01/18/13	160,630,000	160,630,000
Skandinaviska Enskilda Banken/NY
	0.300% 03/21/13	130,780,000	130,780,000
	0.300% 04/01/13	50,000,000	50,000,000
	0.340% 01/14/13	125,000,000	125,004,571
Sumitomo Mitsui Banking Corp./NY
	0.240% 01/15/13	130,000,000	130,000,000
	0.240% 01/22/13	116,710,000	116,710,000
Svenska Handelsbanken/NY
	0.300% 03/20/13	50,000,000	50,000,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Toronto-Dominion Bank/NY
	0.270% 03/25/13	50,000,000	50,000,000
	0.278% 12/20/12	85,115,000	85,115,000
	0.300% 01/22/13	62,205,000	62,205,000
	0.300% 01/29/13	45,750,000	45,750,000
	0.300% 02/20/13	39,040,000	39,040,000
Westpac Banking Corp./NY
	0.279% 12/06/12	45,600,000	45,600,000

	Total Certificates of Deposit (cost of $2,264,178,277)		2,264,178,277

Commercial Paper — 15.7%
ANZ National International Ltd.
	0.340% 02/22/13 (a)(b)	25,000,000	24,980,403
	0.358% 12/07/12 (b)	49,205,000	49,205,000
	0.359% 12/14/12 (b)	60,600,000	60,600,000
	0.410% 01/16/13 (a)(b)	25,000,000	24,986,903
	0.420% 01/14/13 (a)(b)	47,040,000	47,015,853
	0.440% 01/11/13 (a)(b)	43,000,000	42,978,452
ASB Finance Ltd.
	0.300% 05/24/13 (a)(b)	50,410,000	50,336,905
	0.310% 12/03/12 (b)	44,245,000	44,245,000
Australia & New Zealand Banking Group Ltd.
	0.308% 12/07/12 (b)	101,000,000	101,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.300% 12/28/12 (a)	1,800,000	1,799,595
	0.300% 12/31/12 (a)	20,417,000	20,411,896
BNZ International Funding Ltd.
	0.460% 01/03/13 (a)(b)	6,655,000	6,652,194
	0.470% 01/03/13 (a)(b)	33,000,000	32,985,782
Commonwealth Bank of Australia
	0.380% 01/11/13 (a)(b)	13,500,000	13,494,158
	0.380% 01/14/13 (a)(b)	75,000,000	74,965,167
Erste Abwicklungsanstalt
	0.300% 02/07/13 (a)(b)	4,960,000	4,957,189
	0.360% 04/30/13 (a)(b)	7,690,000	7,678,465
	0.410% 05/21/13 (a)(b)	25,980,000	25,929,404
	0.420% 01/23/13 (a)(b)	10,190,000	10,183,699
	0.420% 05/21/13 (a)(b)	43,105,000	43,019,006
	0.420% 06/12/13 (a)(b)	21,550,000	21,501,477
	0.420% 06/21/13 (a)(b)	51,055,000	50,934,680

4

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.430% 03/08/13 (a)(b)	50,290,000	50,231,733
	0.440% 03/27/13 (a)(b)	25,600,000	25,563,705
	0.440% 03/28/13 (a)(b)	25,600,000	25,563,392
	0.440% 04/08/13 (a)(b)	55,250,000	55,163,564
	0.440% 04/16/13 (a)(b)	50,950,000	50,865,310
	0.450% 03/28/13 (a)(b)	50,000,000	49,926,875
	0.450% 04/02/13 (a)(b)	87,570,000	87,436,456
	0.450% 04/22/13 (a)(b)	55,530,000	55,431,434
	0.500% 01/10/13 (a)(b)	16,000,000	15,991,111
General Electric Co.
	0.280% 02/19/13 (a)	75,000,000	74,953,333
HSBC Bank PLC
	0.410% 01/22/13 (a)(b)	72,580,000	72,537,017
National Australia Funding Delaware, Inc.
	0.330% 01/14/13 (a)(b)	34,741,000	34,726,988
Nestle Capital Corp.
	0.260% 06/10/13 (a)(b)	59,410,000	59,328,047
Nestle Finance International Ltd.
	0.250% 04/15/13 (a)	55,450,000	55,398,016
	0.300% 12/17/12 (a)	15,000,000	14,998,000
	0.310% 12/17/12 (a)	32,370,000	32,365,540
Nordea North America, Inc.
	0.350% 02/25/13 (a)	27,000,000	26,977,425
Skandinaviska Enskilda Banken AB
	0.260% 02/07/13 (a)(b)	79,055,000	79,016,175
	0.320% 03/15/13 (a)(b)	9,923,000	9,913,836
Svenska Handelsbanken, Inc.
	0.350% 03/04/13 (a)(b)	100,000,000	99,909,583
Toyota Credit Canada, Inc.
	0.270% 03/01/13 (a)	31,395,000	31,373,808
	0.270% 03/04/13 (a)	31,395,000	31,373,102
Toyota Motor Credit Corp.
	0.270% 03/04/13 (a)	100,000,000	99,930,250
	0.270% 03/06/13 (a)	103,600,000	103,526,185
	0.270% 03/07/13 (a)	126,000,000	125,909,280
Westpac Securities NZ Ltd.
	0.460% 01/02/13 (a)(b)	28,000,000	27,988,551

	Total Commercial Paper (cost of $2,156,259,944)		2,156,259,944

Municipal Bonds(d)(e) — 5.7%
ARIZONA — 0.1%
AZ Pima County Industrial Development Authority

5

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
ARIZONA — (continued)
	Tucson Electric Power Co.,
	Series 1982,
	LOC: Bank of New York
	0.160% 12/01/22 (12/05/12)	15,450,000	15,450,000
ARIZONA TOTAL			15,450,000
CALIFORNIA — 0.6%
CA Calleguas-Las Virgenes Public Financing Authority
	Municipal Water District,
	Series 2008 A,
	LOC: Wells Fargo Bank N.A.
	0.130% 07/01/37 (12/06/12)	8,535,000	8,535,000
CA East Bay Municipal Utility District
	Series 2008 A-2,
	SPA: Barclays Bank PLC
	0.160% 06/01/38 (12/05/12)	14,225,000	14,225,000
CA Metropolitan Water District of Southern California
	Series 2000 B-4,
	SPA: Wells Fargo Bank N.A.
	0.150% 07/01/35 (12/05/12)	15,300,000	15,300,000
CA State
	Series 2005 A-2-1,
	LOC: Barclays Bank PLC
	0.160% 05/01/40 (12/05/12)	41,625,000	41,625,000
CALIFORNIA TOTAL			79,685,000
COLORADO — 0.4%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-2,
	SPA: FHLB
	0.190% 10/01/33 (12/05/12)	3,000,000	3,000,000
	Series 2004 A1,
	SPA: FHLB
	0.190% 10/01/34 (12/05/12)	9,920,000	9,920,000
	Series 2008 A1,
	SPA: FHLB
	0.180% 04/01/29 (12/05/12)	5,740,000	5,740,000
	Series 2008 C1,
	SPA: FHLB
	0.190% 10/01/38 (12/05/12)	3,970,000	3,970,000
	Series 2001 AA1,
	LOC: FNMA,
	LOC: FHLMC
	0.180% 05/01/41 (12/05/12)	14,505,000	14,505,000
	Series 2005 B-1,
	SPA: FHLB
	0.180% 04/01/40 (12/05/12)	5,085,000	5,085,000
	Series 2006 CL1,
	SPA: FHLB
	0.190% 11/01/36 (12/05/12)	455,000	455,000
	Single Family:
	Series 2002 A-1,
	SPA: FHLB

6

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
COLORADO — (continued)
	0.210% 11/01/13 (12/05/12)	1,340,000	1,340,000
	Series 2003 A1,
	LOC: FNMA,
	LOC: FHLMC
	0.210% 11/01/30 (12/05/12)	1,980,000	1,980,000
	Series 2003 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/33 (12/05/12)	3,380,000	3,380,000
	Series 2006 B1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/36 (12/05/12)	320,000	320,000
	Series 2006 C1,
	LOC: FNMA,
	LOC: FHLMC
	0.190% 11/01/36 (12/05/12)	315,000	315,000
COLORADO TOTAL			50,010,000
CONNECTICUT — 0.2%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: FHLB
	0.190% 11/15/38 (12/06/12)	11,934,000	11,934,000
	Series 2008 B4,
	SPA: Landesbank Hessen-Thüringen
	0.210% 11/15/38 (12/06/12)	15,460,000	15,460,000
CONNECTICUT TOTAL			27,394,000
ILLINOIS — 0.4%
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.190% 01/01/31 (12/06/12)	51,070,000	51,070,000
ILLINOIS TOTAL			51,070,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.170% 07/01/34 (12/06/12)	5,445,000	5,445,000
	Series 2007 C,
	SPA: FHLB
	0.170% 07/01/37 (12/06/12)	830,000	830,000
	Series 2007 G,
	SPA: FHLB
	0.190% 01/01/38 (12/06/12)	980,000	980,000
	Series 2007,
	SPA: FHLB
	0.190% 01/01/39 (12/06/12)	4,970,000	4,970,000
	Series 2009 G,
	SPA: FHLB

7

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
IOWA — (continued)
	0.170% 01/01/39 (12/06/12)	5,495,000	5,495,000
IOWA TOTAL			17,720,000
MASSACHUSETTS — 0.4%
MA Massachusetts Bay Transportation Authority
	General Transportation System,
	Series 2000 A1,
	SPA: Barclays Bank PLC
	0.160% 03/01/30 (12/05/12)	56,015,000	56,015,000
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.190% 10/01/22 (12/06/12)	4,765,000	4,765,000
MASSACHUSETTS TOTAL			60,780,000
MICHIGAN — 0.3%
MI Kent Hospital Finance Authority
	Spectrum Health,
	Series 2008 C,
	LOC: Bank of New York
	0.150% 01/15/26 (12/05/12)	44,100,000	44,100,000
MICHIGAN TOTAL			44,100,000
MINNESOTA — 0.0%
MN Housing Finance Agency
	Residential Housing,
	Series 2007 T,
	SPA: State Street Bank & Trust Co.
	0.210% 07/01/48 (12/06/12)	515,000	515,000
MINNESOTA TOTAL			515,000
MISSOURI — 0.1%
MO St. Louis Industrial Development Authority
	St. Louis Art Museum Foundation,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.170% 12/01/40 (12/05/12)	9,930,000	9,930,000
MISSOURI TOTAL			9,930,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.170% 06/01/41 (12/05/12)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL			4,855,000
NEW MEXICO — 0.1%
NM Finance Authority
	Series 2008,
	LOC: Royal Bank of Canada

8

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
NEW MEXICO — (continued)
	0.180% 12/15/26 (12/06/12)	10,850,000	10,850,000
NEW MEXICO TOTAL			10,850,000
NEW YORK — 0.1%
NY New York City
	Series 2011 D-3,
	LOC: Bank of New York
	0.150% 10/01/39 (12/03/12)	19,750,000	19,750,000
NEW YORK TOTAL			19,750,000
PENNSYLVANIA — 0.3%
PA Philadelphia Airport Revenue
	Series 2005 C2, AMT,
	LOC: Royal Bank of Canada
	0.170% 06/15/25 (12/05/12)	14,690,000	14,690,000
PA Philadelphia Water & Sewer Revenue
	Series 1997 B,
	LOC: TD Bank N.A.
	0.140% 08/01/27 (12/05/12)	29,055,000	29,055,000
PENNSYLVANIA TOTAL			43,745,000
TEXAS — 2.0%
TX JPMorgan Chase Putters/Drivers Trust
	Series 2012 4262,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 08/30/13 (12/03/12) (b)	50,250,000	50,250,000
	State of Texas,
	Series 2012 4264,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 08/30/13 (12/03/12) (b)	105,570,000	105,570,000
TX State
	Product Development Project,
	Series 2005 A,
	SPA: National Australia Bank
	0.200% 06/01/45 (12/06/12)	1,475,000	1,475,000
	Small Business,
	Series 2005 B,
	SPA: National Australia Bank
	0.200% 06/01/45 (12/06/12)	1,125,000	1,125,000
	Veterans Assistance,
	Series 2004 I,
	SPA: JPMorgan Chase Bank
	0.200% 12/01/24 (12/05/12)	5,400,000	5,400,000
	Veterans Housing Assistance,
	Series 1999 A-2,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 12/01/29 (12/05/12)	26,000,000	26,000,000
	Veterans Housing:
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.200% 12/01/29 (12/05/12)	13,000,000	13,000,000
	Series 2003, AMT,
	SPA: Landesbank Hessen-Thüringen
	0.170% 06/01/34 (12/05/12)	7,565,000	7,565,000
	Series 2004,
	SPA: JPMorgan Chase Bank
	0.200% 06/01/20 (12/05/12)	2,600,000	2,600,000

9

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
TEXAS — (continued)
	Series 2006 B,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.260% 12/01/26 (12/05/12)	6,465,000	6,465,000
	Series 2009,
	SPA: JPMorgan Chase & Co.
	0.200% 06/01/31 (12/05/12)	735,000	735,000
	Veterans Land:
	Series 2000,
	SPA: JPMorgan Chase Bank:
	0.190% 12/01/20 (12/04/12)	9,125,000	9,125,000
	0.190% 12/01/30 (12/04/12)	11,700,000	11,700,000
	Series 2003,
	SPA: State Street Bank & Trust Co.
	0.200% 12/01/23 (12/04/12)	3,075,000	3,075,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.190% 12/01/24 (12/04/12)	9,670,000	9,670,000
	Series 2006 B,
	SPA: Landesbank Hessen-Thüringen
	0.190% 12/01/26 (12/05/12)	5,795,000	5,795,000
TX University of Texas
	Financing System,
	Series 2008 B,
	LIQ FAC: University of Texas Investment Management Co.
	0.130% 08/01/25 (12/06/12)	20,745,000	20,745,000
TEXAS TOTAL			280,295,000
WASHINGTON — 0.3%
WA Health Care Facilities Authority
	MultiCare Health System,
	Series 2007 C,
	LOC: Barclays Bank PLC
	0.150% 08/15/41 (12/05/12)	17,605,000	17,605,000
WA Port of Seattle
	Series 2008, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.190% 07/01/33 (12/05/12)	17,300,000	17,300,000
WASHINGTON TOTAL			34,905,000
WISCONSIN — 0.3%
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services:
	Series 2003 B,
	LOC: U.S. Bank N.A.
	0.150% 08/15/33 (12/05/12)	11,650,000	11,650,000
	Series 2007,
	LOC: PNC Bank N.A.
	0.160% 08/15/36 (12/05/12)	19,030,000	19,030,000
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: Bank of Nova Scotia

10

		Par ($)	Value ($)
Municipal Bonds(d)(e) — (continued)
WISCONSIN — (continued)
	0.200% 09/01/37 (12/06/12)	4,750,000	4,750,000
	WISCONSIN TOTAL		35,430,000

	Total Municipal Bonds (cost of $786,484,000)		786,484,000

Time Deposits — 4.3%
Bank of Montreal
	0.150% 12/03/12	200,000,000	200,000,000
Citibank N.A.
	0.180% 12/03/12	350,000,000	350,000,000
Svenska Handlsbankn
	0.170% 12/03/12	47,357,000	47,357,000

	Total Time Deposits (cost of $597,357,000)		597,357,000

Government & Agency Obligations — 2.6%
U.S. Government Agencies — 1.7%
Federal Home Loan Bank
	1.875% 06/21/13	34,500,000	34,810,659
Federal Home Loan Mortgage Corp.
	0.460% 11/18/13 (12/03/12) (c)(d)	57,800,000	57,788,739
Federal National Mortgage Association
	0.238% 12/20/12 (f)	25,000,000	24,999,737
	0.390% 01/27/14 (12/03/12) (c)(d)	14,000,000	13,998,355
	0.400% 02/01/13 (f)	71,300,000	71,297,955
	0.400% 10/17/13 (12/03/12) (c)(d)	29,605,000	29,599,726
U.S. GOVERNMENT AGENCIES TOTAL			232,495,171
U.S. Government Obligations — 0.9%
U.S. Treasury Note
	0.625% 01/31/13	21,340,000	21,356,092
	1.125% 12/15/12	26,985,000	26,994,705
	1.375% 01/15/13	74,985,000	75,096,580
	U.S. GOVERNMENT OBLIGATIONS TOTAL		123,447,377

	Total Government & Agency Obligations (cost of $355,942,548)		355,942,548

Corporate Bonds — 0.4%
ANZ National International Ltd.
	2.375% 12/21/12 (b)	1,252,000	1,253,358
General Electric Capital Corp.
	2.800% 01/08/13	4,714,000	4,725,213
National Australia Bank Ltd.
	2.500% 01/08/13 (b)	815,000	816,773
Shell International Finance BV

11

		Par ($)	Value ($)
Corporate Bonds — (continued)
	1.875% 03/25/13	35,715,000	35,891,577
Westpac Securities NZ Ltd.
	2.625% 01/28/13 (b)	11,553,000	11,595,849

	Total Corporate Bonds (cost of $54,282,770)		54,282,770

Repurchase Agreements — 34.5%
	Repurchase agreement with ABN AMRO Bank US, Inc., dated 11/30/12, due 12/03/12 at 0.360%, collateralized by common stocks and U.S. Government Agency obligations with various maturities to 01/01/41, market value $181,339,582 (repurchase proceeds $165,864,976)	165,860,000	165,860,000
	Repurchase agreement with the Federal Reserve Bank of New York, dated 11/30/12, due 12/03/12 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/31/16, market value $10,000,168 (repurchase proceeds $10,000,150)	10,000,000	10,000,000
	Repurchase agreement with Bank of Nova Scotia, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/42, market value $253,984,656 (repurchase proceeds $249,004,565)	249,000,000	249,000,000
	Repurchase agreement with Barclays Capital, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by a U.S. Treasury obligation maturing 07/15/14, market value $163,200,033 (repurchase proceeds $160,002,933)	160,000,000	160,000,000
	Repurchase agreement with Citibank N.A., dated 11/30/12, due 12/03/12 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/42, market value $102,000,001 (repurchase proceeds $100,002,000)	100,000,000	100,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 10/24/12, due 01/22/13 at 0.450%, collateralized by common stocks, market value $57,494,771 (repurchase proceeds $53,702,347)	53,642,000	53,642,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/28/12, due 02/28/13 at 0.420%, collateralized by common stocks, market value $58,527,425 (repurchase proceeds $55,365,362)	55,306,000	55,306,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/30/12, due 12/03/12 at 0.280%, collateralized by corporate bonds with various maturities to 07/02/22, market value $58,053,742 (repurchase proceeds $55,286,290)	55,285,000	55,285,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Credit Suisse First Boston, dated 11/30/12, due 12/03/12 at 0.330%, collateralized by common stocks, market value $246,212,799 (repurchase proceeds $232,211,386)	232,205,000	232,205,000
	Repurchase agreement with Credit Suisse First Boston, dated 10/26/12, due 01/24/13 at 0.450%, collateralized by common stocks, market value $58,171,592 (repurchase proceeds $55,019,827)	54,958,000	54,958,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/06/12, due 02/04/13 at 0.450%, collateralized by common stocks, market value $58,572,671 (repurchase proceeds $55,427,286)	55,365,000	55,365,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/27/12, due 12/04/12 at 0.390%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 12/06/29, market value $153,230,919 (repurchase proceeds $138,275,485)	138,265,000	138,265,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/30/12, due 12/03/12 at 0.380%, collateralized by common stocks, market value $119,884,923 (repurchase proceeds $110,578,502)	110,575,000	110,575,000
	Repurchase agreement with Goldman Sachs, dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/42, market value $102,001,956 (repurchase proceeds $100,001,917)	100,000,000	100,000,000
	Repurchase agreement with Goldman Sachs, dated 11/29/12, due 12/06/12 at 0.390%, collateralized by common stocks, market value $149,897,898 (repurchase proceeds $136,325,337)	136,315,000	136,315,000
	Repurchase agreement with Goldman Sachs, dated 11/30/12, due 12/03/12 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/42, market value $153,003,061 (repurchase proceeds $150,003,000)	150,000,000	150,000,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/42, market value $310,081,319 (repurchase proceeds $304,005,827)	304,000,000	304,000,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/12, due 12/03/12 at 0.280%, collateralized by corporate bonds with various maturities to 09/21/22, market value $145,135,689 (repurchase proceeds $138,223,225)	138,220,000	138,220,000
	Repurchase agreement with J.P. Morgan Securities, dated 10/02/12, due 12/28/12 at 0.420%, collateralized by corporate bonds with various maturities to 09/15/22, market value $25,563,489 (repurchase proceeds $24,369,710)	24,345,000	24,345,000
	Repurchase agreement with J.P. Morgan Securities, dated 10/05/12, due 01/04/13 at 0.420%, collateralized by corporate bonds with various maturities to 09/01/21, market value $45,555,076 (repurchase proceeds $43,426,055)	43,380,000	43,380,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/01/12, due 01/30/13 at 0.360%, collateralized by corporate bonds with various maturities to 10/01/22, market value $40,708,097 (repurchase proceeds $38,799,889)	38,765,000	38,765,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/02/12, due 02/05/13 at 0.410%, collateralized by corporate bonds with various maturities to 10/01/22, market value $26,130,275 (repurchase proceeds $24,911,924)	24,885,000	24,885,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/13/12, due 02/13/13 at 0.380%, collateralized by corporate bonds with various maturities to 10/01/22, market value $26,204,215 (repurchase proceeds $24,979,234)	24,955,000	24,955,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/13/12, due 02/15/13 at 0.380%, collateralized by a corporate bond maturing 04/13/18, market value $10,504,410 (repurchase proceeds $10,009,922)	10,000,000	10,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/27/12, due 12/04/12 at 0.260%, collateralized by corporate bonds with various maturities to 09/20/22, market value $63,011,229 (repurchase proceeds $60,013,034)	60,010,000	60,010,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/30/12, due 12/03/12 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/42, market value $306,001,978 (repurchase proceeds $300,006,000)	300,000,000	300,000,000

14

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with J.P. Morgan Securities, dated 11/30/12, due 12/03/12 at 0.330%, collateralized by corporate bonds with various maturities to 09/15/22, market value $155,367,443 (repurchase proceeds $147,969,069)	147,965,000	147,965,000
	Repurchase agreement with RBC Capital Markets, dated 11/26/12, due 02/22/13 at 0.310%, collateralized by corporate bonds with various maturities to 09/21/22, market value $80,745,000 (repurchase proceeds $76,958,273)	76,900,000	76,900,000
	Repurchase agreement with RBC Capital Markets, dated 11/28/12, due 12/05/12 at 0.250%, collateralized by commercial paper and certificates of deposits with various maturities to 10/08/20, market value $151,899,251 (repurchase proceeds $147,482,169)	147,475,000	147,475,000
	Repurchase agreement with RBC Capital Markets, dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/42, market value $596,786,701 (repurchase proceeds $585,096,214)	585,085,000	585,085,000
	Repurchase agreement with TD USA Securities, Inc., dated 11/30/12, due 12/03/12 at 0.250%, collateralized by corporate bonds with various maturities to 09/20/21, market value $72,565,501 (repurchase proceeds $69,111,440)	69,110,000	69,110,000
	Repurchase agreement with UBS Securities LLC, dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 04/20/42, market value $28,898,641 (repurchase proceeds $28,332,543)	28,332,000	28,332,000
	Repurchase agreement with Wells Fargo, dated 11/26/12, due 02/26/13 at 0.350%, collateralized by corporate bonds and U.S. Government Agency obligations with various maturities to 01/01/49, market value $53,606,091 (repurchase proceeds $51,310,854)	51,265,000	51,265,000
	Repurchase agreement with Wells Fargo, dated 11/27/12, due 12/04/12 at 0.290%, collateralized by corporate bonds and a commercial paper with various maturities to 10/01/22, market value $76,553,780 (repurchase proceeds $73,039,118)	73,035,000	73,035,000
	Repurchase agreement with Wells Fargo, dated 11/28/12, due 12/05/12 at 0.290%, collateralized by corporate bonds with various maturities to 03/15/22, market value $77,421,750 (repurchase proceeds $73,739,158)	73,735,000	73,735,000

15

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo, dated 11/30/12, due 12/03/12 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/42, market value $701,760,001 (repurchase proceeds $688,013,760)	688,000,000	688,000,000

	Total Repurchase Agreements (cost of $4,736,238,000)		4,736,238,000

	Total Investments — 100.0% (cost of $13,739,578,688)(g)		13,739,578,688

	Other Assets & Liabilities, Net — 0.0%		791,752

	Net Assets — 100.0%		13,740,370,440

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Asset-Backed Commercial Paper	$—	$2,788,836,149	$—	$2,788,836,149
Total Certificates of Deposit	—	2,264,178,277	—	2,264,178,277
Total Commercial Paper	—	2,156,259,944	—	2,156,259,944
Total Municipal Bonds	—	786,484,000	—	786,484,000
Total Time Deposits	—	597,357,000	—	597,357,000
Total Government & Agency Obligations	—	355,942,548	—	355,942,548
Total Corporate Bonds	—	54,282,770	—	54,282,770
Total Repurchase Agreements	—	4,736,238,000	—	4,736,238,000
Total Investments	$—	$13,739,578,668	$—	$13,739,578,668

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities, which are not illiquid, amounted to $4,074,862,542 or 29.7% of net assets for the Fund.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2012.

(d)	Parenthetical date represents the effective maturity date for the security.

(e)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Cost for federal income tax purposes is $13,739,578,688.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO
November 30, 2012 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 80.3%
ARIZONA — 0.5%
AZ Maricopa County Industrial Development Authority
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.390% 01/01/36 (12/06/12) (a)(b)	6,860,000	6,860,000
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/39 (12/06/12) (a)(b)	845,000	845,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 06/01/31 (12/06/12) (a)(b)	4,400,000	4,400,000
ARIZONA TOTAL			12,105,000
ARKANSAS — 0.1%
AR Development Finance Authority
	MERLOTS,
	Series 2007 C106, AMT,
	DPCE: GNMA/FNMA,
	SPA: Wells Fargo Bank N.A.
	0.490% 01/01/35 (12/05/12) (a)(b)	1,170,000	1,170,000
ARKANSAS TOTAL			1,170,000
CALIFORNIA — 6.7%
CA Golden State Tobacco Securitization Corp.
	Pre-refunded,
	Series 2003 A-4,
	7.800% 06/01/42	800,000	830,008
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.150% 10/01/37 (12/06/12) (b)(c)	30,130,000	30,130,000
CA Los Angeles
	Tax & Revenue Anticipation Notes,
	Series 2012 C,
	2.000% 04/25/13	27,600,000	27,796,915
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	GTY AGMT: Deutsche Bank A.G.,
	LIQ FAC: Deutsche Bank A.G.
	0.260% 07/01/20 (12/06/12) (a)(b)	1,170,000	1,170,000
CA Statewide Communities Development Authority
	0.260% 08/06/13	15,000,000	15,000,000
	Kaiser Credit Group,
	Series 2004 L:
	0.150% 04/01/38 (12/05/12) (b)(c)	26,000,000	26,000,000
	0.180% 04/01/38 (12/05/12) (b)(c)	9,525,000	9,525,000
	Kaiser Permanente,
	Series 2009 B-4,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.250% 01/18/13	5,000,000	5,000,000
	Lincoln Corner Apartments,
	Series 2001, AMT,
	GTY AGMT: FHLMC
	0.390% 07/01/15 (12/06/12) (a)(b)	7,745,000	7,745,000
CA State
	Revenue Anticipation Notes:
	Series 2012 A-1,
	2.500% 05/30/13	9,500,000	9,601,379
	Series 2012 A-2,
	2.500% 06/20/13	38,500,000	38,937,315
CALIFORNIA TOTAL			171,735,617
COLORADO — 1.6%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 01/01/17 (12/06/12) (a)(b)	1,325,000	1,325,000
CO Denver Airport System Revenue
	Series 1992 G, AMT,
	LOC: Lloyds TSB Bank PLC
	0.290% 11/15/25 (12/05/12) (a)(b)	17,075,000	17,075,000
CO Wells Fargo Stage Trust
	Colorado State Housing Finance Authority: University Hills LLC,
	Floating Certificates:
	Series 2012 81C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.190% 10/01/54 (12/06/12) (a)(b)(d)	9,990,000	9,990,000
	Denver City & County Airport,
	Series 2012 84C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.190% 11/15/43 (12/06/12) (a)(b)(d)	11,420,000	11,420,000
COLORADO TOTAL			39,810,000
CONNECTICUT — 1.8%
CT Development Authority
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.160% 08/01/23 (12/05/12) (a)(b)	6,000,000	6,000,000
CT Enfield
	Series 2012,
	1.250% 08/13/13	1,000,000	1,006,620
CT Hartford County Metropolitan District
	Series 2012,
	1.000% 12/06/12	8,050,000	8,050,909
CT JPMorgan Chase Putters/Drivers Trust
	Waterford, CT,
	Series 2012 4074,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 03/18/13 (12/03/12) (a)(b)(d)	7,950,000	7,950,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT Manchester
	Series 2012,
	1.250% 07/05/13	6,785,000	6,825,841
CT New Milford
	Series 2012,
	1.000% 07/25/13	13,200,000	13,268,979
CT Thomaston
	Series 2012,
	1.000% 05/09/13	3,000,000	3,009,278
CONNECTICUT TOTAL			46,111,627
DELAWARE — 2.8%
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	Insured: FHLMC,
	LIQ FAC: FHLB
	0.210% 04/15/49 (12/06/12) (a)(b)	70,505,000	70,505,000
DELAWARE TOTAL			70,505,000
DISTRICT OF COLUMBIA — 1.2%
DC District of Columbia
	American University:
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.170% 01/01/28 (12/05/12) (a)(b)	14,450,000	14,450,000
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.170% 06/01/33 (12/06/12) (a)(b)	15,900,000	15,900,000
DISTRICT OF COLUMBIA TOTAL			30,350,000
FLORIDA — 3.6%
FL Development Finance Corp.
	4504 30th Street West LLC,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.350% 09/01/27 (12/06/12) (a)(b)	2,800,000	2,800,000
FL Hillsborough County Industrial Development Authority
	Allied Aerofoam Real Estate,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 08/01/23 (12/06/12) (a)(b)	1,905,000	1,905,000
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Co.
	0.480% 12/01/16 (12/05/12) (a)(b)	4,250,000	4,250,000
FL Housing Finance Corp.
	Tuscany Lakes Ltd.,
	Series 2006 K-3, AMT,
	DPCE: FNMA
	0.210% 11/15/35 (12/06/12) (a)(b)	2,400,000	2,400,000
FL North Broward Hospital District
	Series 2005 A-6,
	LOC: Wells Fargo Bank N.A.
	0.150% 01/15/27 (12/06/12) (a)(b)	32,845,000	32,845,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Orange County Housing Finance Authority
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC: FHLB
	0.240% 06/15/42 (12/05/12) (a)(b)	4,185,000	4,185,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.390% 07/01/39 (12/06/12) (a)(b)	8,375,000	8,375,000
	0.390% 03/01/50 (12/06/12) (a)(b)	4,020,000	4,020,000
FL Sunshine State Government Finance
	LOC: JPMorgan Chase Bank
	0.330% 01/08/13	10,000,000	10,000,000
FL West Palm Beach
	Series 2008 C,
	SPA: JPMorgan Chase Bank
	0.230% 10/01/38 (12/05/12) (a)(b)	19,990,000	19,990,000
FLORIDA TOTAL			90,770,000
GEORGIA — 2.3%
GA Atlanta Urban Residential Finance Authority
	Series 1992 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/14 (12/06/12) (a)(b)	1,255,000	1,255,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.350% 10/01/21 (12/06/12) (a)(b)	1,735,000	1,735,000
GA Gwinnett County Development Authority
	KMD Group LLC,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.330% 02/01/32 (12/05/12) (a)(b)	1,595,000	1,595,000
GA Houston County Development Authority
	Clean Control Corp.,
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	0.250% 06/01/20 (12/06/12) (a)(b)	1,400,000	1,400,000
GA Municipal Gas Authority
	Gas Portfolio III,
	Series 2012 P,
	2.000% 05/22/13	11,000,000	11,086,789
	Series 2012 R,
	2.000% 10/01/13	3,800,000	3,853,632
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.360% 12/01/37 (12/06/12) (a)(b)	12,665,000	12,665,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	0.360% 12/01/43 (12/06/12) (a)(b)	11,645,000	11,645,000
	0.390% 04/01/46 (12/06/12) (a)(b)	8,885,000	8,885,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.250% 11/01/27 (12/06/12) (a)(b)	4,190,000	4,190,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.250% 09/01/19 (12/06/12) (a)(b)	1,600,000	1,600,000
GEORGIA TOTAL			59,910,421
IDAHO — 1.2%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.380% 09/01/21 (12/06/12) (a)(b)	2,610,000	2,610,000
ID State
	Tax Anticipation Notes,
	Series 2012,
	2.000% 06/28/13	27,000,000	27,277,617
IDAHO TOTAL			29,887,617
ILLINOIS — 3.0%
IL Chicago
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris N.A.
	0.310% 07/01/34 (12/06/12) (a)(b)	11,945,000	11,945,000
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.420% 12/01/15 (12/06/12) (a)(b)	500,000	500,000
	MERLOTS:
	Series 2007 C46, AMT,
	SPA: Wells Fargo Bank N.A.
	0.490% 12/01/38 (12/05/12) (a)(b)	1,640,000	1,640,000
	Series 2008 C38, AMT,
	SPA: Wells Fargo Bank N.A.
	0.490% 06/01/43 (12/05/12) (a)(b)(d)	2,050,000	2,050,000
	MRC Polymers, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.270% 10/01/31 (12/06/12) (a)(b)	3,670,000	3,670,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: Harris N.A.
	0.290% 04/01/36 (12/06/12) (a)(b)	4,085,000	4,085,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: Harris N.A.
	0.290% 01/01/39 (12/06/12) (a)(b)	3,455,000	3,455,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Des Plaines
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.420% 10/01/18 (12/06/12) (a)(b)	875,000	875,000
IL Finance Authority
	Advocate Healthcare Network Oblong,
	Series 2008 A1,
	0.220% 11/01/30 (01/24/13) (b)(c)	2,900,000	2,900,000
	Barton Manufacturing, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.240% 11/01/18 (12/06/12) (a)(b)	1,283,000	1,283,000
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.420% 08/01/25 (12/06/12) (a)(b)	1,380,000	1,380,000
	Clingan Steel, Inc.,
	Series 2003 A, AMT,
	LOC: JPMorgan Chase Bank
	0.620% 12/01/23 (12/06/12) (a)(b)	545,000	545,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.
	0.240% 05/01/18 (12/06/12) (a)(b)	1,215,000	1,215,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.330% 08/01/15 (12/06/12) (a)(b)	8,000,000	8,000,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.420% 12/01/23 (12/06/12) (a)(b)	3,420,000	3,420,000
	Knead Dough Baking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.620% 09/01/25 (12/06/12) (a)(b)	420,000	420,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	DPCE: FHLMC,
	SPA: FHLMC
	0.310% 10/01/23 (12/06/12) (a)(b)	8,565,000	8,565,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	0.420% 12/01/18 (12/06/12) (a)(b)	1,610,000	1,610,000
IL Housing Development Authority
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: FHLB
	0.210% 01/01/34 (12/06/12) (a)(b)	2,910,000	2,910,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	0.310% 09/01/35 (12/06/12) (a)(b)	3,440,000	3,440,000
	Sterling Towers Associates II,

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	Series 2001, AMT,
	LOC: Harris N.A.
	0.310% 10/01/35 (12/06/12) (a)(b)	3,375,000	3,375,000
IL Skokie Village
	P.S. Greetings, Inc.,
	Series 2003 P, AMT,
	LOC: JPMorgan Chase Bank
	0.240% 12/01/33 (12/06/12) (a)(b)	1,880,000	1,880,000
IL State
	Unemployment Insurance Fund,
	Series 2012 A,
	2.000% 06/15/13	3,000,000	3,027,593
IL Toll Highway Authority
	Series 1998 B,
	SPA: Landesbank Hessen-Thüringen
	0.290% 01/01/16 (12/06/12) (a)(b)	3,100,000	3,100,000
ILLINOIS TOTAL			75,290,593
INDIANA — 3.4%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.670% 08/01/17 (12/06/12) (a)(b)	1,500,000	1,500,000
IN Bond Bank
	Advanced Funding Program Notes,
	Series 2012 A,
	1.250% 01/03/13	7,800,000	7,806,296
IN Finance Authority
	Parkview Health System,
	Series 2009 D,
	LOC: Wells Fargo Bank N.A.
	0.160% 11/01/39 (12/05/12) (a)(b)	13,040,000	13,040,000
IN Fort Wayne
	PHD, Inc.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.270% 05/01/15 (12/05/12) (a)(b)	800,000	800,000
IN Gibson County
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.160% 10/01/27 (12/05/12) (b)(c)	10,000,000	10,000,000
	Series 1998, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.160% 01/01/28 (12/05/12) (b)(c)	10,000,000	10,000,000
	Series 1999 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.160% 01/01/29 (12/05/12) (a)(b)	10,000,000	10,000,000
	Series 2000 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.160% 01/01/30 (12/05/12) (a)(b)	10,000,000	10,000,000
	Series 2001 B, AMT,
	GTY AGMT: Toyota Motor Credit Corp.:
	0.160% 02/01/31 (12/05/12) (a)(b)	10,000,000	10,000,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	0.160% 09/01/31 (12/05/12) (a)(b)	10,000,000	10,000,000
IN Health Facility Financing Authority
	Community Hospital,
	Series 2000 A,
	LOC: Wells Fargo Bank N.A.
	0.180% 07/01/28 (12/06/12) (a)(b)	4,500,000	4,500,000
INDIANA TOTAL			87,646,296
IOWA — 0.1%
IA Clinton
	Sethness Products Company.,
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.480% 12/01/22 (12/05/12) (a)(b)	2,800,000	2,800,000
IOWA TOTAL			2,800,000
KENTUCKY — 1.0%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.480% 05/01/31 (12/05/12) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
	Kentucky Housing Corp.,
	Certification of Participation,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.280% 07/01/35 (12/06/12) (a)(b)	3,320,000	3,320,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.350% 06/01/26 (12/06/12) (a)(b)	2,660,000	2,660,000
KY Pendleton County
	Associate County Leasing,
	Series 1989,
	LOC: JPMorgan Chase Bank
	0.550% 03/01/19 (a)	7,000,000	7,000,000
KY Rural Water Finance Corp.
	Series 2012 D-1,
	1.000% 10/01/13	4,500,000	4,525,432
KENTUCKY TOTAL			24,915,432
LOUISIANA — 0.9%
LA Calcasieu Parish Industrial Development Board, Inc.
	Hydroserve Westlake LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank N.A.
	0.220% 06/01/25 (12/05/12) (a)(b)	1,200,000	1,200,000
LA Municipal Gas Authority
	Series 2006 1411 Q,
	LOC: JPMorgan Chase Bank

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
	0.240% 08/01/16 (12/03/12) (a)(b)	22,550,000	22,550,000
LOUISIANA TOTAL			23,750,000
MAINE — 1.5%
ME Housing Authority
	Series 2006 D-3, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.210% 11/15/35 (12/06/12) (a)(b)	3,000,000	3,000,000
	Series 2008 B, AMT,
	SPA: Bank of New York
	0.230% 11/15/41 (12/06/12) (a)(b)	15,000,000	15,000,000
	Series 2008 D, AMT,
	SPA: Bank of New York
	0.230% 11/15/42 (12/06/12) (a)(b)	20,000,000	20,000,000
MAINE TOTAL			38,000,000
MARYLAND — 0.4%
MD Carroll County
	Shelters Systems, Ltd.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.250% 07/01/24 (12/06/12) (a)(b)	3,900,000	3,900,000
MD Montgomery County
	Series 2006 A,
	SPA: Wells Fargo Bank N.A.
	0.180% 06/01/26 (12/03/12) (a)(b)	6,440,000	6,440,000
MARYLAND TOTAL			10,340,000
MASSACHUSETTS — 0.6%
MA Billerica
	Series 2012,
	1.000% 05/17/13	2,000,000	2,006,891
MA Hingham
	Series 2012,
	0.750% 06/28/13	7,830,000	7,854,794
MA Norton
	Series 2012,
	1.000% 12/13/13 (e)	5,000,000	5,035,850
MASSACHUSETTS TOTAL			14,897,535
MICHIGAN — 12.4%
MI Bank of New York Municipal Certificates Trust
	Detroit Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.300% 07/01/26 (01/02/13) (a)(b)	80,981,000	80,981,000
MI Finance Authority
	State Aid Notes,
	Series 2012 B-1,
	2.000% 08/20/13	30,000,000	30,348,532
MI RBC Municipal Products, Inc., Trust
	Michigan Higher Ed Student Loan Authority:
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	0.230% 09/01/32 (12/06/12) (a)(b)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	0.230% 09/01/32 (12/06/12) (a)(b)	57,895,000	57,895,000
MI St. Joseph Hospital Finance Authority
	Lakeland Hospitals at Niles:
	Series 2002,
	SPA: JPMorgan Chase Bank
	0.230% 01/01/32 (12/06/12) (a)(b)	31,100,000	31,100,000
	Series 2006,
	SPA: JPMorgan Chase Bank
	0.230% 01/01/35 (12/06/12) (a)(b)	4,000,000	4,000,000
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.620% 02/01/16 (12/05/12) (a)(b)	600,000	600,000
MI Strategic Fund
	Agritek Industries, Inc.,
	Series 2005, AMT,
	LOC: PNC Bank N.A.
	0.240% 06/01/35 (12/06/12) (a)(b)	1,750,000	1,750,000
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.240% 12/01/27 (12/06/12) (a)(b)	5,130,000	5,130,000
	Continental Carbonic Products, Inc.,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	0.270% 03/01/32 (12/06/12) (a)(b)	6,960,000	6,960,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.370% 02/01/20 (12/05/12) (a)(b)	950,000	950,000
	Richwood Industries, Inc.,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	0.230% 09/01/30 (12/05/12) (a)(b)	2,200,000	2,200,000
MICHIGAN TOTAL			318,004,532
MINNESOTA — 2.1%
MN Chisago Lakes Independent School District No. 2144
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.250% 08/30/13	2,500,000	2,515,729
MN East Grand Forks Independent School District No. 595
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.500% 08/29/13	3,000,000	3,024,411
MN Eden Prairie
	SWB LLC,

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.320% 11/01/20 (12/06/12) (a)(b)	1,455,000	1,455,000
MN Edina Independent School District No. 273
	Tax Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	2.000% 03/15/13	3,000,000	3,014,945
MN Housing Finance Agency
	Residential Housing Revenue,
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.180% 01/01/37 (12/06/12) (a)(b)	10,230,000	10,230,000
MN Itasca County Independent School District No. 318
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.500% 09/27/13	6,800,000	6,864,038
MN Jenkins
	Pequot Tool & Manufacturing, Inc.,
	Series 2007, AMT,
	LOC: Wells Fargo Bank N.A.
	0.380% 06/01/27 (12/06/12) (a)(b)	1,275,000	1,275,000
MN Kenyon Wanamingo Independent School District No. 2172
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.000% 09/27/13	1,085,000	1,090,508
MN Lakeville Independent School District No. 194
	Minnesota School District Credit Enhancement Program,
	Series 2012 C,
	2.000% 02/01/13	3,630,000	3,639,982
MN Litchfield Independent School District No. 465
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.250% 09/30/13	5,000,000	5,037,148
MN Puttable Floating Option Tax-Exempt Receipts
	Roseville Minnesota Multifamily Housing Centennial Apartments Project,
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.360% 01/01/50 (12/06/12) (a)(b)	11,890,000	11,890,000
MN School District Capital Equipment Borrowing Program
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	2.000% 09/10/13 (e)	2,415,000	2,446,516
MN St. Paul Port Authority
	Camada LP,
	Series 2005, AMT,

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/12	500,000	500,000
MINNESOTA TOTAL			52,983,277
MISSISSIPPI — 1.2%
MS Business Finance Corp.
	Chevron U.S.A., Inc.,
	Series 2010 F,
	GTY AGMT: Chevron Corp.
	0.150% 12/01/30 (12/05/12) (a)(b)	25,500,000	25,500,000
	Hamlin Sheet Metal Co.,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.250% 03/01/25 (12/06/12) (a)(b)	2,085,000	2,085,000
MS Home Corp.
	MERLOTS,
	Series 2007, AMT,
	GTY AGMT: GNMA, FNMA, FHLMC,
	SPA: Wells Fargo Bank N.A.
	0.390% 06/01/38 (12/05/12) (a)(b)	2,970,000	2,970,000
MISSISSIPPI TOTAL			30,555,000
MONTANA — 0.2%
MT Board of Investments
	Series 2004,
	0.220% 03/01/29 (03/01/13) (b)(c)	5,600,000	5,600,000
MONTANA TOTAL			5,600,000
NEBRASKA — 0.7%
NE Lancaster County
	MLLC LLC,
	Garner Industries, Inc.,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 11/01/20 (12/06/12) (a)(b)	2,560,000	2,560,000
NE Omaha Public Power District
	Electric Revenue Notes,
	Series A,
	0.210% 02/05/13	5,300,000	5,300,000
NE Wells Fargo Stage Trust
	Omaha Public Power District,
	Floating Certificates,
	Series 2012 79C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.190% 02/01/46 (12/06/12) (a)(b)(d)	10,000,000	10,000,000
NEBRASKA TOTAL			17,860,000
NEVADA — 1.1%
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.310% 04/01/35 (12/06/12) (a)(b)	3,000,000	3,000,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — (continued)
	Series 2008,
	LOC: Bank of New York
	0.180% 06/01/42 (12/03/12) (a)(b)	24,460,000	24,460,000
NV Sparks
	Rix Industries,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.380% 07/01/27 (12/06/12) (a)(b)	985,000	985,000
NEVADA TOTAL			28,445,000
NEW JERSEY — 3.2%
NJ Economic Development Authority
	Series 1991,
	LOC: BNP Paribas
	0.400% 12/06/12	50,000,000	50,000,000
	Series 1992,
	LOC: BNP Paribas
	0.400% 12/06/12	20,000,000	20,000,000
NJ Elmwood Park
	Series 2012,
	1.000% 08/09/13	6,300,000	6,324,154
NJ Springfield/Union County
	Series 2012,
	1.000% 08/09/13	5,755,000	5,781,787
NEW JERSEY TOTAL			82,105,941
NEW MEXICO — 0.1%
NM State
	Series 2010 B,
	5.000% 07/01/13	2,000,000	2,054,340
NEW MEXICO TOTAL			2,054,340
NEW YORK — 8.4%
NY Albany County
	Series 2012,
	1.000% 08/15/13	10,966,320	11,022,601
NY Baldwinsville Central School District
	New York State Aid Intercept Program,
	Series 2012,
	1.000% 06/27/13	4,000,000	4,016,219
NY Central Islip Union Free School District
	Series 2012,
	1.000% 09/12/13	2,100,000	2,108,484
NY Erie County Industrial Development Agency
	Series 2012,
	Credit Support: State Aid Withholding
	1.000% 05/01/13	2,000,000	2,005,696
NY Housing Finance Agency
	111 Nassau Street Housing,
	Series 2011 A,
	LOC: Landesbank Hessen-Thüringen
	0.210% 11/01/44 (12/03/12) (a)(b)	8,185,000	8,185,000
	350 West 43rd Street,

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2002 A, AMT,
	LOC: Landesbank Hessen-Thüringen:
	0.200% 11/01/34 (12/03/12) (a)(b)	17,890,000	17,890,000
	0.210% 11/01/34 (12/03/12) (a)(b)	10,725,000	10,725,000
	Midtown West B LLC,
	505 West 37th St.,
	Series 2008 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.270% 05/01/42 (12/05/12) (a)(b)	53,645,000	53,645,000
NY JPMorgan Chase Putters/Drivers Trust
	Metropolitan Transportation Authority,
	Series 2012 4099,
	LIQ FAC: JPMorgan Chase Bank
	0.230% 11/15/15 (12/03/12) (a)(b)(d)	3,850,000	3,850,000
NY Liverpool Central School District
	Series 2012 B,
	1.000% 10/04/13	15,740,059	15,831,010
NY Metropolitan Transportation Authority
	0.200% 02/05/13	4,700,000	4,700,000
NY Mortgage Agency
	Escrowed in United States Treasuries:
	Series 2012 173-A,
	0.190% 04/01/40 (12/01/12) (b)(c)	4,000,000	4,000,000
	Series 2012 173-B,
	0.230% 04/01/40 (05/01/13) (b)(c)	4,000,000	4,000,000
NY New York City Housing Development Corp.
	Series 2012 C,
	0.270% 05/01/45 (02/01/13) (b)(c)	2,120,000	2,120,000
NY New York City Municipal Water Finance Authority
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.200% 06/15/39 (12/03/12) (a)(b)	6,025,000	6,025,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	NYC Recovery,
	Series 2002 1D,
	SPA: Landesbank Hessen-Thüringen
	0.180% 11/01/22 (12/03/12) (a)(b)	3,385,000	3,385,000
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.260% 06/01/29 (12/06/12) (a)(b)	5,000,000	5,000,000
NY Puttable Floating Option Tax-Exempt Receipts
	Westchester County Industrial Development Agency,
	Levister Redevelopment Co. LLC,
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.360% 09/01/50 (12/06/12) (a)(b)	24,265,000	24,265,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Triborough Bridge & Tunnel Authority
	Series 2007,
	SPA: JPMorgan Chase Bank
	0.260% 01/01/19 (12/05/12) (a)(b)	28,810,000	28,810,000
NY Warwick Valley Central School District
	Series 2012,
	1.000% 06/28/13	3,000,000	3,011,975
NEW YORK TOTAL			214,595,985
NORTH CAROLINA — 4.1%
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.250% 12/01/21 (12/06/12) (a)(b)	2,140,000	2,140,000
NC Clipper Tax-Exempt Certificate Trust
	North Carolina Housing Finance Agency,
	Series 2005, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.280% 07/01/36 (12/06/12) (a)(b)	1,440,000	1,440,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.250% 04/01/26 (12/06/12) (a)(b)	3,500,000	3,500,000
NC Durham County
	NRP Alston Village LLC,
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.360% 11/01/24 (12/06/12) (a)(b)	17,705,000	17,705,000
NC Forsyth County
	Series 2004 B,
	SPA: Wells Fargo Bank N.A.
	0.180% 03/01/25 (12/06/12) (a)(b)	11,500,000	11,500,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 07/01/21 (12/06/12) (a)(b)	900,000	900,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 10/01/19 (12/06/12) (a)(b)	1,200,000	1,200,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.330% 06/01/15 (12/06/12) (a)(b)	4,500,000	4,500,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.250% 11/01/17 (12/06/12) (a)(b)	1,100,000	1,100,000
NC Mecklenburg County
	Series 2004 B,
	SPA: Landesbank Hessen-Thüringen
	0.180% 02/01/24 (12/06/12) (a)(b)	6,700,000	6,700,000
NC Medical Care Commission
	Caromont Health, Inc.,
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.180% 08/15/34 (12/05/12) (a)(b)	11,760,000	11,760,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 01/01/28 (12/06/12) (a)(b)	5,310,000	5,310,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.250% 03/01/14 (12/06/12) (a)(b)	1,010,000	1,010,000
NC State
	Series 2002 G,
	SPA: Landesbank Hessen-Thüringen
	0.150% 05/01/21 (12/05/12) (a)(b)	25,260,000	25,260,000
NC Union County
	Series 2007 B,
	SPA: Wells Fargo Bank N.A.
	0.150% 03/01/33 (12/06/12) (a)(b)	5,100,000	5,100,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Reuel, Inc.,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.350% 03/01/26 (12/06/12) (a)(b)	1,550,000	1,550,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.250% 03/01/27 (12/06/12) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			105,675,000
OHIO — 0.8%
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.380% 04/01/25 (12/06/12) (a)(b)	1,150,000	1,150,000
OH Franklin County
	OhioHealth Corp.,
	Series 2011 B,
	0.250% 11/15/33 (07/09/13) (b)(c)	11,060,000	11,060,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Lucas County
	American Capital Properties,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.240% 10/01/18 (12/06/12) (a)(b)	2,040,000	2,040,000
OH Portage County Port Authority
	BF Properties LP,
	Delta System, Inc.,
	Series 2008, AMT,
	LOC: PNC Bank N.A.
	0.240% 02/01/29 (12/06/12) (a)(b)	5,435,000	5,435,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.240% 06/01/21 (12/06/12) (a)(b)	930,000	930,000
OHIO TOTAL			20,615,000
OKLAHOMA — 0.0%
OK Comanche County Industrial Development Authority
	Silver-Line Plastics Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 10/01/15 (12/06/12) (a)(b)	1,000,000	1,000,000
OKLAHOMA TOTAL			1,000,000
OREGON — 0.3%
OR Puttable Floating Option Tax-Exempt Receipts
	Oregon State Housing & Development,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.390% 12/01/50 (12/06/12) (a)(b)	6,715,000	6,715,000
OR State
	Antelope Acquisition LLC,
	Series 2004, AMT,
	LOC: Union Bank N.A.
	0.310% 08/01/24 (12/06/12) (a)(b)	1,240,000	1,240,000
OREGON TOTAL			7,955,000
PENNSYLVANIA — 1.6%
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.290% 04/01/22 (12/06/12) (a)(b)	1,000,000	1,000,000
PA Housing Finance Agency
	Series 2012 114A, AMT,
	0.480% 10/01/13 (e)	4,690,000	4,690,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.240% 12/01/15 (12/06/12) (a)(b)	1,700,000	1,700,000

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Philadelphia Gas Works Revenue
	Series 2009 B,
	LOC: Wells Fargo Bank N.A.
	0.160% 08/01/31 (12/06/12) (a)(b)	24,700,000	24,700,000
PA University of Pittsburgh
	Series 2012,
	2.000% 07/02/13	8,000,000	8,083,429
PENNSYLVANIA TOTAL			40,173,429
SOUTH CAROLINA — 0.8%
SC Charleston County School District Development Corp.
	Series 2012,
	Credit Support: South Carolina School District Credit Enhancement Program,
	2.250% 05/13/13	3,820,000	3,855,257
SC Jobs-Economic Development Authority
	Quoizel, Inc.,
	Series 1996, AMT,
	LOC: Branch Banking & Trust
	0.250% 05/01/16 (12/06/12) (a)(b)	1,525,000	1,525,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.240% 09/01/27 (12/06/12) (a)(b)	4,930,000	4,930,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.390% 03/01/49 (12/06/12) (a)(b)	9,735,000	9,735,000
SOUTH CAROLINA TOTAL			20,045,257
SOUTH DAKOTA — 0.0%
SD Clipper Tax-Exempt Trust
	South Dakota Housing Development Authority,
	Series 2009, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.280% 05/01/30 (12/06/12) (a)(b)(d)	565,000	565,000
SOUTH DAKOTA TOTAL			565,000
TENNESSEE — 0.1%
TN Shelby County Health Educational & Housing Facilities Board
	Multi-Family Housing Revenue,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.290% 01/01/23 (12/06/12) (a)(b)	2,360,000	2,360,000
TENNESSEE TOTAL			2,360,000
TEXAS — 5.9%
TX Capital Industrial Development Corp.
	Texas Disposal Systems,
	Series 2001, AMT,
	LOC: Union Bank N.A.
	0.220% 05/01/16 (12/06/12) (a)(b)	4,715,000	4,715,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County Health Facilities Development Corp.
	Methodist Hospital,
	Series 2008 A2,
	0.180% 12/01/41 (12/03/12) (b)(c)	8,010,000	8,010,000
TX Port of Port Arthur Navigation District
	Total S.A.,
	Fina Oil & Chemical Co.:
	Series 1998, AMT,
	0.270% 05/01/33 (12/05/12) (b)(c)	3,300,000	3,300,000
	Series 2000 B, AMT,
	0.260% 05/01/35 (12/05/12) (b)(c)	10,000,000	10,000,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.360% 10/01/50 (12/06/12) (a)(b)	11,205,000	11,205,000
	Harris County Texas,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.390% 06/01/30 (12/06/12) (a)(b)	4,670,000	4,670,000
	San Antonio Texas,
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.360% 11/01/49 (12/06/12) (a)(b)	14,160,000	14,160,000
	0.360% 05/01/50 (12/06/12) (a)(b)	13,555,000	13,555,000
	Texas State Department of Housing,
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.360% 03/01/46 (12/06/12) (a)(b)	13,815,000	13,815,000
	0.360% 09/01/46 (12/06/12) (a)(b)	11,875,000	11,875,000
	0.360% 12/01/47 (12/06/12) (a)(b)	11,365,000	11,365,000
	0.390% 07/01/44 (12/06/12) (a)(b)	9,695,000	9,695,000
TX State
	Series 2012,
	2.500% 08/30/13	35,000,000	35,593,339
TEXAS TOTAL			151,958,339
UTAH — 0.1%
UT Tooele
	Encon Utah LLC,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	0.270% 10/01/22 (12/06/12) (a)(b)	2,275,000	2,275,000
UTAH TOTAL			2,275,000
VIRGINIA — 0.5%
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.350% 09/01/26 (12/06/12) (a)(b)	1,400,000	1,400,000

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Henrico Economic Development Authority
	Colonial Mechanical Corp.,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 08/01/20 (12/06/12) (a)(b)	1,855,000	1,855,000
VA Portsmouth Redevelopment & Housing Authority
	King Square Apartments,
	Series 2006, AMT,
	GTY AGMT: FHLMC
	0.390% 03/01/50 (12/06/12) (a)(b)	3,350,000	3,350,000
VA Puttable Floating Option Tax-Exempt Receipts
	Harrisonburg Virginia,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.360% 05/01/40 (12/06/12) (a)(b)	6,385,000	6,385,000
VIRGINIA TOTAL			12,990,000
WASHINGTON — 0.7%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 08/01/26 (12/06/12) (a)(b)	2,785,000	2,785,000
WA Kitsap County Industrial Development Corp.
	Cara Group LLC,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.380% 03/01/32 (12/06/12) (a)(b)	1,360,000	1,360,000
WA Pierce County Economic Development Corp.
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.380% 12/01/36 (12/06/12) (a)(b)	1,895,000	1,895,000
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DnB NOR Bank ASA
	0.270% 12/31/21 (12/05/12) (a)(b)	8,700,000	8,700,000
WA Wells Fargo Stage Trust
	Energy NW Electrical Revenue-Columbia Generating Station,
	Floater Certificates,
	Series 2012 100C,
	LIQ FAC: Wells Fargo Bank N.A.
	0.270% 07/01/44 (05/09/13) (a)(b)(d)	3,000,000	3,000,000
WASHINGTON TOTAL			17,740,000
WEST VIRGINIA — 1.7%
WV Beckley
	Beckley Water Co.,

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.220% 10/01/16 (12/06/12) (a)(b)	4,065,000	4,065,000
WV Putnam County
	Toyota Motor Manufacturing West Virginia, Inc.,
	Series 1998 A, AMT,
	GTY AGMT: Toyota Motor Credit Corp.
	0.160% 06/01/28 (12/05/12) (a)(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			44,065,000
WISCONSIN — 1.6%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.380% 07/01/20 (12/07/12) (a)(b)	2,495,000	2,495,000
WI Housing & Economic Development Authority
	Series 2008 B, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.270% 11/01/31 (12/06/12) (a)(b)	1,500,000	1,500,000
WI JPMorgan Chase Putters/Drivers Trust
	Wisconsin Housing & Economic Development Authority,
	Series 2012, AMT,
	Credit Support: Government of Authority,
	LIQ FAC: JPMorgan Chase Bank
	0.230% 03/01/15 (12/03/12) (a)(b)(d)	15,930,000	15,930,000
WI Milwaukee Redevelopment Authority
	Helwig Carbon Products, Inc.,
	Series 1998 A, AMT,
	LOC: JPMorgan Chase Bank
	0.230% 11/01/28 (12/06/12) (a)(b)	3,185,000	3,185,000
WI Plymouth
	Masters Gallery Foods,
	Series 2008 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 05/01/38 (12/06/12) (a)(b)	5,300,000	5,300,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.210% 06/01/41 (12/03/12) (a)(b)	3,485,000	3,485,000
WI Village of Menomonee Falls
	Jema LLC,
	Series 1994, AMT,
	LOC: JPMorgan Chase Bank
	0.520% 09/01/14 (12/06/12) (a)(b)	695,000	695,000
WI Wells Fargo Stage Trust
	Wisconsin State Health & Educational Facilities - Froedtert Health Obligation Group,
	Floater Certificates,
	Series 2012 78C,
	LIQ FAC: Wells Fargo Bank N.A.
	GTY AGMT: Wells Fargo Bank N.A.

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
	0.190% 04/01/42 (12/06/12) (a)(b)(d)	9,370,000	9,370,000
	WISCONSIN TOTAL		41,960,000

	Total Municipal Bonds (cost of $2,051,576,238)		2,051,576,238

Closed-End Investment Companies — 14.6%
CALIFORNIA — 0.9%
CA Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/06/12) (a)(b)(d)	24,100,000	24,100,000
CALIFORNIA TOTAL			24,100,000
NEW JERSEY — 1.2%
NJ Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 08/01/40 (12/06/12) (a)(b)(d)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 08/01/40 (12/06/12) (a)(b)(d)	10,000,000	10,000,000
NEW JERSEY TOTAL			31,300,000
NEW YORK — 0.9%
NY Nuveen Investment Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/06/12) (a)(b)(d)	15,000,000	15,000,000
NY Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIC FAQ: Citibank N.A.
	0.260% 12/01/40 (12/06/12) (a)(b)(d)	7,000,000	7,000,000
NEW YORK TOTAL			22,000,000
OTHER — 10.5%
Nuveen Insured Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 12/01/40 (12/06/12) (a)(b)(d)	100,000,000	100,000,000
Nuveen Premier Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.280% 12/01/40 (12/06/12) (a)(b)(d)	2,000,000	2,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.240% 03/01/40 (12/06/12) (a)(b)(d)	77,200,000	77,200,000

22

	Par ($)	Value ($)
Closed-End Investment Companies — (continued)
OTHER — (CONTINUED)
Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank
0.240% 12/01/40 (12/06/12) (a)(b)(d)	88,400,000	88,400,000
OTHER TOTAL		267,600,000
PENNSYLVANIA — 1.1%
PA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A.
0.280% 08/01/40 (12/06/12) (a)(b)(d)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund 2, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A.
0.280% 08/01/40 (12/06/12) (a)(b)(d)	15,000,000	15,000,000
PENNSYLVANIA TOTAL		29,000,000

	Total Closed-End Investment Companies (cost of $374,000,000)	374,000,000

Short-Term Obligations — 5.5%
Variable Rate Demand Notes — 5.5%
FHLMC Multi-Family VRD Certificates
0.220% 11/15/34 (12/06/12) (b)(c)	10,039,331	10,039,331
0.220% 02/15/35 (12/06/12) (b)(c)(d)	9,759,327	9,759,327
0.220% 08/15/45 (12/06/12) (b)(c)	82,908,046	82,908,046
0.220% 01/15/47 (12/06/12) (b)(c)	37,710,738	37,710,738
VARIABLE RATE DEMAND NOTES TOTAL		140,417,442

	Total Short-Term Obligations (cost of $140,417,442)	140,417,442

	Total Investments — 100.4% (cost of $2,565,993,680)(f)	2,565,993,680

	Other Assets & Liabilities, Net — (0.4)%	(9,912,792)

	Net Assets — 100.0%	2,556,080,888

Notes to Investment Portfolio:

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

23

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,051,576,238	$—	$2,051,576,238
Total Closed-End Investment Companies	—	374,000,000	—	374,000,000
Total Short-Term Obligations	—	140,417,442	—	140,417,442
Total Investments	$—	$2,565,993,680	$—	$2,565,993,680

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities, which are not illiquid except for those in the following table, amounted to $457,884,327 or 17.9% of net assets for the Fund.

Security	Acquisition Date	Par	Cost	Value
WA Wells Fargo Stage Trust, Floater Certificates, Series 2012 100C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 07/01/44 (05/09/13)	11/29/12	$3,000,000	$3,000,000	$3,000,000

(e)	Security purchased on a delayed delivery basis.

(f)	Cost for federal income tax purposes is $2,565,993,680.

24

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts - Liquidity Optional Tender Series
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

25

INVESTMENT PORTFOLIO
November 30, 2012 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 88.8%
NEW JERSEY — 2.1%
NJ Economic Development Authority
	Keystone Project,
	Series 2012,
	LOC: BNP Paribas
	0.300% 12/03/12	7,845,000	7,845,000
NEW JERSEY TOTAL			7,845,000
NEW YORK — 86.7%
NY Albany County
	Series 2012,
	1.000% 01/15/13	1,395,000	1,396,111
NY Albany Industrial Development Agency
	Albany College of Pharmacy,
	Series 2004 B,
	LOC: TD Bank N.A.
	0.170% 12/01/34 (12/06/12) (a)(b)	6,855,000	6,855,000
	Albany Medical Center Hospital,
	Series 2006 A,
	LOC: RBS Citizens N.A.
	0.220% 05/01/35 (12/06/12) (a)(b)	4,535,000	4,535,000
	Teresian House Nursing Home,
	Series 2007 A,
	LOC: RBS Citizens N.A.
	0.250% 07/01/16 (12/06/12) (a)(b)	2,075,000	2,075,000
NY Amherst Development Corp.
	Asbury Pointe, Inc.,
	Series 2011 A,
	LOC: Manufacturers & Traders
	0.180% 02/01/35 (12/06/12) (a)(b)	3,895,000	3,895,000
NY Amherst
	Series 2012 A,
	1.000% 07/18/13	4,000,000	4,017,492
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.300% 02/15/36 (02/15/13) (a)(b)	17,150,000	17,150,000
NY Central Islip Union Free School District
	Series 2012,
	1.000% 09/12/13	5,000,000	5,020,200
NY Cheektowaga Central School District
	Series 2012 A,
	1.000% 10/17/13	5,965,000	5,992,560
NY Clipper Tax-Exempt Certificate Trust
	New York Dormitory Authority,
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.190% 11/15/26 (12/06/12) (a)(b)	15,125,000	15,125,000
NY Dormitory Authority
	Catholic Health System:
	Series 2006 C,
	LOC: HSBC Bank USA N.A.
	0.180% 07/01/22 (12/06/12) (a)(b)	4,400,000	4,400,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.180% 07/01/34 (12/06/12) (a)(b)	7,345,000	7,345,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0170% 07/01/34 (12/06/12) (a)(b)	5,990,000	5,990,000
NY Dutchess County Industrial Development Agency
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.180% 10/01/32 (12/06/12) (a)(b)	2,540,000	2,540,000
NY Eclipse Funding Trust
	Metropolitan Transportation Authority,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.160% 11/15/13 (12/06/12) (a)(b)	2,500,000	2,500,000
NY Erie County Industrial Development Agency
	Series 2012,
	DPCE: State Aid Withholding
	1.000% 05/01/13	5,455,000	5,470,535
NY Housing Finance Agency
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.310% 11/01/38 (12/05/12) (a)(b)	4,750,000	4,750,000
	Midtown West B LLC:
	505 West 37th St.,
	Series 2008 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.270% 05/01/42 (12/05/12) (a)(b)	5,055,000	5,055,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.270% 05/01/42 (12/05/12) (a)(b)	6,800,000	6,800,000
NY JPMorgan Chase Putters/Drivers Trust
	Metropolitan Transportation Authority,
	Series 2012 4099,
	LIQ FAC: JPMorgan Chase Bank
	0.230% 11/15/15 (12/03/12) (a)(b)(c)	5,385,000	5,385,000
	New York State Thruway Authority,
	Series 2009 3600Z,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 01/01/16 (12/06/12) (a)(b)(c)	9,245,000	9,245,000
	New York, NY,
	Series 2012 4237,
	LIQ FAC: Deutsche Bank A.G.
	0.200% 04/01/20 (12/06/12) (a)(b)(c)	3,560,000	3,560,000
NY Liberty Development Corp.
	3 World Trade Center LLC,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2010 A-2,
	LOC: JPMorgan Chase Bank
	0.190% 12/01/50 (12/06/12) (a)(b)	1,490,000	1,490,000
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.180% 07/01/19 (12/06/12) (a)(b)	1,647,000	1,647,000
NY Lockport City School District
	Series 2012,
	2.000% 08/01/13	1,214,287	1,227,013
NY Long Island Power Authority
	Series 1998 1B,
	LOC: State Street Bank & Trust Co.
	0.160% 05/01/33 (12/03/12) (a)(b)	1,300,000	1,300,000
NY Metropolitan Transportation Authority
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.2000%11/01/35 (12/03/12) (a)(b)	8,420,000	8,420,000
NY Monroe County Industrial Development Agency
	Lagrange Associates,
	Series 1996 A, AMT,
	LOC: M&T Bank
	0.300% 12/01/16 (12/06/12) (a)(b)	755,000	755,000
	St. Ann’s Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.200% 07/01/30 (12/05/12) (a)(b)	6,825,000	6,825,000
NY Mortgage Agency
	Series 2006, AMT,
	SPA: Barclays Bank PLC
	0.2000% 04/01/37 (12/03/12) (a)(b)	3,500,000	3,500,000
	SPA: JPMorgan Chase Bank
	0.2000% 10/01/37 (12/03/12) (a)(b)	5,000,000	5,000,000
NY New Rochelle
	Series 2012,
	1.500% 03/08/13	4,561,000	4,572,464
NY New York City Health & Hospital Corp.
	Series 2008 B,
	Insured: Government of Corp.,
	LOC: TD Bank N.A.
	0.150% 02/15/31 (12/05/12) (a)(b)	4,400,000	4,400,000
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 A,
	LOC: Landesbank Hessen-Thüringen
	0.180% 06/01/39 (12/05/12) (a)(b)	1,300,000	1,300,000
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.180% 12/01/36 (12/05/12) (a)(b)	6,100,000	6,100,000
	Series 2012 C,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.270% 05/01/45 (02/01/13) (b)(d)	2,650,000	2,650,000
	SOI Preservation LP,
	Series 2009 A,
	LOC: Wells Fargo Bank N.A.
	0.170% 02/01/49 (12/06/12) (a)(b)	5,000,000	5,000,000
NY New York City Industrial Development Agency
	Grace Church School,
	Series 2006,
	LOC: M&T Bank
	0.220% 06/01/36 (12/06/12) (a)(b)	5,580,000	5,580,000
	The Hewitt School,
	Series 2002,
	LOC: TD Bank N.A.
	0.240% 12/01/34 (12/06/12) (a)(b)	3,745,000	3,745,000
NY New York City Municipal Water Finance Authority
	Series 2003 F1A,
	SPA: Wells Fargo Bank N.A.
	0.130% 06/15/35 (12/06/12) (a)(b)	14,745,000	14,745,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 1998 A-2,
	SPA: Bank of Nova Scotia
	0.160% 11/15/27 (12/05/12) (a)(b)	4,700,000	4,700,000
	Series 2002 1,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.200% 11/01/22 (12/05/12) (a)(b)	1,795,000	1,795,000
NY New York City
	Series 1993 E4,
	LOC: BNP Paribas
	0.170% 08/01/21 (12/03/12) (a)(b)	3,400,000	3,400,000
	Series 2006 I-4,
	LOC: Bank of New York
	0.160% 04/01/36 (12/05/12) (a)(b)	1,000,000	1,000,000
	Series 2012 A-3,
	LOC: Mizuho Corporate Bank
	0.140% 10/01/40 (12/03/12) (a)(b)	11,520,000	11,520,000
NY North Hempstead
	Series 2011,
	1.500% 12/14/12	4,150,000	4,151,688
NY Oneida County Industrial Development Agency
	Economic Development Growth Enterprises,
	Series 2001, AMT,
	LOC: Bank of New York
	0.200% 06/01/26 (12/06/12) (a)(b)	2,295,000	2,295,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.170% 12/01/30 (12/06/12) (a)(b)	3,600,000	3,600,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Rensselaer County Industrial Development Agency
	R.O.U.S.E, Inc.,
	Series 1999 A,
	LOC: FHLB
	0.190% 07/01/29 (12/03/12) (a)(b)	3,240,000	3,240,000
NY Riverhead Industrial Development Agency
	Series 2007,
	LOC: M&T Bank
	0.190% 07/01/32 (12/06/12) (a)(b)	10,005,000	10,005,000
NY Rochester
	Series 2012 I,
	1.000% 08/15/13	5,128,000	5,151,758
	Series 2012,
	1.000% 08/14/13	8,672,000	8,714,388
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.180% 12/01/32 (12/06/12) (a)(b)	11,080,000	11,080,000
NY Syracuse Industrial Development Agency
	Crouse Health Hospital,
	Series 2007 B,
	LOC: HSBC Bank USA N.A.
	0.180% 01/01/23 (12/05/12) (a)(b)	2,090,000	2,090,000
NY Triborough Bridge & Tunnel Authority
	Series 2000,
	SPA: Lloyds TSB Bank PLC
	0.210% 01/01/19 (12/05/12) (a)(b)	1,080,000	1,080,000
	Series 2003 B-1,
	Insured: Government of Authority,
	LOC: California Public Employees Retirement System
	0.140% 01/01/33 (12/05/12) (a)(b)	6,000,000	6,000,000
	Series 2007,
	SPA: JPMorgan Chase Bank
	0.260% 01/01/19 (12/05/12) (a)(b)	14,500,000	14,500,000
NY Ulster County
	Series 2012,
	0.500% 12/07/12	13,800,000	13,800,425
NY Warwick Valley Central School District
	Series 2012,
	1.000% 06/28/13	4,000,000	4,015,967
NY Westchester County Industrial Development Agency
	Community Housing Innovations,
	Series 2001,
	LOC: M&T Bank

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.260% 08/01/26 (12/06/12) (a)(b)	2,340,000	2,340,000
NEW YORK TOTAL			321,837,601

	Total Municipal Bonds (cost of $329,682,601)		329,682,601

Closed-End Investment Companies — 11.1%
NEW YORK — 11.1%
NY Nuveen Performance Plus Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Deutsche Bank A.G.
	0.270% 03/01/40 (12/06/12) (a)(b)(c)	14,500,000	14,500,000
NY Nuveen Quality Income Municipal Fund, Inc.
	Series 2010, AMT,
	LIC FAQ: Citibank N.A.
	0.260% 12/01/40 (12/06/12) (a)(b)(c)	10,000,000	10,000,000
NY Nuveen Select Quality Municipal Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.260% 08/01/40 (12/06/12) (a)(b)(c)	16,800,000	16,800,000
NEW YORK TOTAL			41,300,000

	Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000

	Total Investments — 99.9% (cost of $370,982,601)(e)		370,982,601

	Other Assets & Liabilities, Net — 0.1%		211,205

	Net Assets — 100.0%		371,193,806

Notes to Investment Portfolio:
*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

6

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$329,682,601	$—	$329,682,601
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$370,982,601	$—	$370,982,601

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities, which are not illiquid, amounted to $59,490,000 or 16.0% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(e)	Cost for federal income tax purposes is $370,982,601.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
November 30, 2012 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.8%
ALABAMA — 1.3%
AL Special Care Facilities Financing Authority
	Altapointe Health Systems,
	Mental Health Center, Inc.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.330% 07/01/21 (12/07/12) (a)(b)	2,150,000	2,150,000
AL State
	Capital Improvement,
	Series 2010 D,
	4.000% 06/01/13	2,005,000	2,041,555
AL University of Alabama
	Series 2012 B,
	LOC: Wells Fargo Bank N.A.
	0.160% 09/01/42 (12/05/12) (a)(b)	56,900,000	56,900,000
ALABAMA TOTAL			61,091,555
ARIZONA — 0.4%
AZ Deutsche Bank Spears/Lifers Trust
	Dignity Health Obligated Group,
	Series 2012-1082,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.210% 03/01/29 (12/06/12) (a)(b)(c)	12,245,000	12,245,000
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.220% 10/01/30 (12/06/12) (a)(b)	6,625,000	6,625,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.330% 12/01/21 (12/06/12) (a)(b)	1,700,000	1,700,000
ARIZONA TOTAL			20,570,000
ARKANSAS — 0.3%
AK Borough of North Slope
	Series 2012 A,
	1.000% 06/30/13	7,700,000	7,734,263
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Tokyo-Mitsubishi UFJ
	0.190% 10/01/40 (12/06/12) (a)(b)	8,000,000	8,000,000
ARKANSAS TOTAL			15,734,263
CALIFORNIA — 10.0%
CA Deutsche Bank Spears/Lifers Trust
	California State Health Facility - Dignity Health,
	Series 2012-1083,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.230% 03/01/28 (12/06/12) (a)(b)(c)	13,000,000	13,000,000
	Los Angeles County Housing Authority,
	Series 2011-1008,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.250% 10/01/31 (12/06/12) (a)(b)(c)	22,950,000	22,950,000
	Imperial California Community College,
	Series 2007-444,
	Insured: FGIC,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.190% 08/01/32 (12/06/12) (a)(b)	3,505,000	3,505,000
	Golden State Tobacco Securitization Corp.,
	Series 2012-1103,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.210% 06/01/35 (12/06/12) (a)(b)(c)	10,740,000	10,740,000
CA East Bay Municipal Utility District
	East Bay Mud:
	Series 2009 A1:
	0.160% 06/01/26 (12/06/12) (a)(d)	37,385,000	37,385,000
	1.000% 06/01/26 (e)	8,000,000	8,000,000
	Series 2009 A2,
	0.170% 06/01/26 (12/06/12) (a)(d)	39,325,000	39,325,000
CA Health Facilities Financing Authority
	Stanford Hospital,
	Series 2010-3193,
	LIQ FAC: Deutsche Bank AG
	0.190% 11/15/36 (12/06/12) (a)(b)(c)	6,000,000	6,000,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.150% 10/01/37 (12/06/12) (a)(d)	17,570,000	17,570,000
	Series 2011 A-2,
	0.150% 10/01/37 (12/06/12) (a)(d)	25,380,000	25,380,000
CA Los Angeles County
	Tax & Revenue Anticipation Notes,
	Series 2012 C,
	2.000% 04/25/13	44,400,000	44,716,776
CA Metropolitan Water District of Southern California
	Series 2011 A-1,
	0.160% 07/01/36 (12/06/12) (a)(d)	24,440,000	24,440,000
	Series 2011 A-3,
	0.160% 07/01/36 (12/06/12) (a)(d)	8,000,000	8,000,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.200% 10/01/13 (12/06/12) (a)(b)(c)	29,000,000	29,000,000
	Los Angeles County,
	Series 2011 E-24,
	LOC: Royal Bank of Canada
	0.200% 07/01/31 (12/06/12) (a)(b)(c)	19,890,000	19,890,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Diego County School Districts
	Tax & Revenue Anticipation Notes,
	Series 2012 A,
	Insured: Government of Participants
	2.000% 06/28/13	20,000,000	20,209,116
CA Statewide Communities Development Authority
	0.260% 08/06/13	15,000,000	15,000,000
	Gas Supply Revenue,
	Series 2010,
	SPA: Royal Bank of Canada
	0.150% 11/01/40 (12/06/12) (a)(b)	9,965,000	9,965,000
	Kaiser Permanente,
	Series 2009 B-4,
	0.250% 01/18/13	15,000,000	15,000,000
CA State
	Revenue Anticipation Notes:
	Series 2012 A-1,
	2.500% 05/30/13	18,000,000	18,192,086
	Series 2012 A-2,
	2.500% 06/20/13	73,000,000	73,829,195
CALIFORNIA TOTAL			462,097,173
COLORADO — 2.3%
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.
	0.170% 12/01/25 (12/06/12) (a)(b)	14,020,000	14,020,000
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	0.170% 12/01/25 (12/06/12) (a)(b)	18,615,000	18,615,000
CO Educational & Cultural Facilities Authority
	Daughters of Israel, Inc.,
	National Jewish Federation,
	Series 2006 B-4,
	LOC: TD Bank N.A.
	0.180% 12/01/35 (12/03/12) (a)(b)	7,685,000	7,685,000
	JFMC Facilities Corp.,
	Series 2009 C-7,
	LOC: U.S. Bank N.A.
	0.180% 03/01/39 (12/03/12) (a)(b)	12,595,000	12,595,000
	Madlyn & Leonard Abramson,
	National Jewish Federation,
	Series 2005 B-2,
	LOC: TD Bank N.A.
	0.180% 12/01/34 (12/03/12) (a)(b)	4,115,000	4,115,000
	Milwaukee Jewish Federation, Inc.,
	National Jewish Federation,
	Series 2005 C-1,
	LOC: U.S. Bank N.A.
	0.180% 09/01/35 (12/03/12) (a)(b)	16,600,000	16,600,000
	Naropa University,
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/01/24 (12/06/12) (a)(b)	2,955,000	2,955,000
	National Jewish Federation:
	Series 2007 C-4,

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	LOC: U.S. Bank N.A.
	0.180% 06/01/37 (12/03/12) (a)(b)	8,800,000	8,800,000
	Series 2011 F2,
	LOC: Northern Trust Co.,
	0.180% 07/01/41 (12/03/12) (a)(b)	4,660,000	4,660,000
	Series 2012 B-5,
	LOC: TD Bank N.A.
	0.180% 01/01/39 (12/03/12) (a)(b)	9,000,000	9,000,000
CO Health Facilities Authority
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.180% 11/01/28 (12/06/12) (a)(b)	3,800,000	3,800,000
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/28 (12/06/12) (a)(b)	1,395,000	1,395,000
COLORADO TOTAL			104,240,000
CONNECTICUT — 1.6%
CT Derby
	Series 2012,
	1.000% 12/19/12	5,000,000	5,001,707
CT Hartford County Metropolitan District
	Series 2012,
	1.000% 12/06/12	13,389,000	13,390,512
CT Manchester
	Series 2012,
	1.250% 07/05/13	11,108,000	11,174,862
CT New Milford
	Series 2012,
	1.000% 07/25/13	21,340,000	21,451,517
CT North Branford
	Series 2012,
	1.000% 11/06/13	5,122,000	5,157,691
CT State
	Series 2012 A,
	0.150% 04/15/13 (12/06/12) (a)(d)	11,800,000	11,800,000
CT Windsor Locks
	Series 2012,
	1.000% 04/04/13	6,500,000	6,517,832
CONNECTICUT TOTAL			74,494,121
DELAWARE — 1.3%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust
	0.250% 04/10/22 (12/06/12) (a)(b)	23,820,000	23,820,000
	Series 2008-1033,
	LOC: Branch Banking & Trust

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.250% 06/01/24 (12/06/12) (a)(b)	7,685,000	7,685,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.
	0.180% 08/01/31 (12/06/12) (a)(b)	16,950,000	16,950,000
DE University of Delaware
	Series 2005,
	SPA: TD Bank N.A.
	0.190% 11/01/35 (12/03/12) (a)(b)	9,645,000	9,645,000
DELAWARE TOTAL			58,100,000
DISTRICT OF COLUMBIA — 0.4%
DC District of Columbia
	American University:
	Series 1999,
	LOC: Wells Fargo Bank N.A.
	0.170% 01/01/28 (12/05/12) (a)(b)	2,000,000	2,000,000
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.170% 06/01/33 (12/06/12) (a)(b)	12,500,000	12,500,000
	Thurgood Marshall Center Trust,
	Series 2002,
	LOC: Branch Banking & Trust
	0.210% 12/01/27 (12/06/12) (a)(b)	2,595,000	2,595,000
DC JPMorgan Chase Putters/Drivers Trust
	District of Columbia Income Tax Secured Revenue,
	Series 2012-4093,
	LIQ FAC: JPMorgan Chase Bank
	0.200% 12/01/19 (12/03/12) (a)(b)(c)	60,000	60,000
DISTRICT OF COLUMBIA TOTAL			17,155,000
FLORIDA — 4.1%
FL BB&T Municipal Trust
	Series 2008-1030,
	LOC: Branch Banking & Trust
	0.250% 07/18/24 (12/06/12) (a)(b)	15,995,000	15,995,000
FL Broward County Health Facilities Authority
	Henderson Mental Health Center,
	Series 2004,
	LOC: Northern Trust Co.
	0.180% 07/01/29 (12/05/12) (a)(b)	1,200,000	1,200,000
FL Deutsche Bank Spears/Lifers Trust
	Palm Coast Florida Utility System Revenue,
	Series 2008-579,
	GTY AGMT: Deutsche Bank AG
	0.200% 10/01/24 (12/06/12) (a)(b)	4,450,000	4,450,000
FL Eclipse Funding Trust
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.160% 05/01/32 (12/06/12) (a)(b)	4,535,000	4,535,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.180% 09/01/20 (12/06/12) (a)(b)	3,230,000	3,230,000
FL Jacksonville
	Crowley Liner Services,
	Series 1983,
	LOC: Den Norske Bank
	0.270% 02/01/14 (12/01/12) (a)(b)	3,600,000	3,600,000
FL JPMorgan Chase Putters/Drivers Trust
	St. Johns County FL Sales Tax Revenue,
	Series 2012-4134,
	Insured: BHAC,
	LIQ FAC: JPMorgan Chase Bank
	0.200% 10/01/15 (12/06/12) (a)(b)(c)	13,155,000	13,155,000
FL Miami-Dade County Educational Facilities Authority
	University of Miami,
	Floaters,
	Series 2008-2710,
	GTY AGMT: Wells Fargo Co.
	0.200% 04/01/38 (12/06/12) (a)(b)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.180% 04/01/32 (12/05/12) (a)(b)	5,695,000	5,695,000
FL Orlando-Orange County Expressway Authority
	Series 2003 C-4,
	Insured: AGMC,
	LOC: TD Bank N.A.
	0.150% 07/01/25 (12/06/12) (a)(b)	10,000,000	10,000,000
	Series 2008 B-1,
	LOC: Bank of Montreal
	0.150% 07/01/40 (12/06/12) (a)(b)	21,025,000	21,025,000
FL Palm Beach County
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Co.
	0.180% 05/01/31 (12/06/12) (a)(b)	9,550,000	9,550,000
FL Pinellas County Health Facilities Authority
	Baycare Health Systems,
	Series 2009 A-2,
	LOC: Northern Trust Co.
	0.150% 11/01/38 (12/06/12) (a)(b)	13,025,000	13,025,000
FL Sunshine Governmental Financing Commission
	LOC: JPMorgan Chase Bank
	0.330% 01/08/13	15,000,000	15,000,000
FL West Palm Beach
	Series 2008 C,
	SPA: JPMorgan Chase Bank

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	0.230% 10/01/38 (12/05/12) (a)(b)	55,000,000	55,000,000
FLORIDA TOTAL			190,280,000
GEORGIA — 4.2%
GA BB&T Municipal Trust
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.250% 09/01/23 (12/06/12) (a)(b)	16,250,000	16,250,000
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.160% 03/01/18 (12/06/12) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.180% 12/01/30 (12/06/12) (a)(b)	3,190,000	3,190,000
GA Main Street Natural Gas, Inc.
	Series 2010 A,
	SPA: Royal Bank of Canada
	0.160% 08/01/40 (12/06/12) (a)(b)	84,815,000	84,815,000
GA Municipal Gas Authority
	Gas Portfolio III:
	Series 2012 P,
	2.000% 05/22/13	16,000,000	16,126,238
	Series 2012 R,
	2.000% 10/01/13	7,000,000	7,098,796
GA Private Colleges & Universities Authority
	Emory University,
	Series 2005 B-1,
	0.130% 09/01/35 (12/06/12) (a)(d)	35,000,000	35,000,000
GA State
	Series 2012 A,
	3.000% 07/01/13	16,195,000	16,458,716
GA Thomasville Hospital Authority
	John D. Archbold Memorial Hospital,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.180% 11/01/23 (12/06/12) (a)(b)	6,295,000	6,295,000
GEORGIA TOTAL			195,228,750
IDAHO — 0.9%
ID State
	Tax Anticipation Notes,
	Series 2012,
	2.000% 06/28/13	43,000,000	43,442,131
IDAHO TOTAL			43,442,131
ILLINOIS — 8.8%
IL Chicago Board of Education
	Series 2009 A2,
	LOC: Northern Trust Co.

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.150% 03/01/26 (12/06/12) (a)(b)	15,035,000	15,035,000
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.270% 03/01/17 (12/06/12) (a)(b)	1,030,000	1,030,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	0.180% 01/01/13 (12/06/12) (a)(b)	345,000	345,000
IL Deutsche Bank Spears/Lifers Trust
	Chicago Illinois - City Colleges,
	Series 2007-346,
	GTY AGMT: Deutsche Bank AG
	0.220% 01/01/26 (12/06/12) (a)(b)	7,580,000	7,580,000
	Chicago Illinois Board of Education,
	Series 2007-306,
	GTY AGMT: Deutsche Bank AG
	0.240% 12/01/25 (12/06/12) (a)(b)	5,285,000	5,285,000
	Kane Cook & Du Page Counties School District No. 46,
	Series 2007-425,
	GTY AGMT: Deutsche Bank AG
	0.220% 01/01/23 (12/06/12) (a)(b)	11,525,000	11,525,000
	McHenry County Community Unit School District No. 200 Woodstock,
	Series 2007-420,
	GTY AGMT: Deutsche Bank AG
	0.220% 01/15/26 (12/06/12) (a)(b)	27,065,000	27,065,000
	Series 2007-443,
	LIQ FAC: Deutsche Bank AG
	0.200% 12/01/31	8,420,000	8,420,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.220% 04/01/21 (12/06/12) (a)(b)	4,500,000	4,500,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.160% 08/01/26 (12/07/12) (a)(b)	18,017,000	18,017,000
IL Educational Facilities Authority
	Elmhurst College,
	Series 2003,
	LOC: Harris N.A.
	0.160% 03/01/33 (12/06/12) (a)(b)	9,450,000	9,450,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Co.
	0.180% 08/01/33 (12/05/12) (a)(b)	6,100,000	6,100,000
IL Finance Authority
	Advocate Healthcare Network Oblongs,
	Series 2008 A1,
	0.220% 11/01/30 (01/24/13) (a)(d)	4,100,000	4,100,000
	Elmhurst College,
	Series 2007,
	LOC: Harris N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.160% 02/01/42 (12/06/12) (a)(b)	12,500,000	12,500,000
	Francis W. Parker School,
	Series 1999,
	LOC: Harris Trust & Savings Bank,
	LOC: Northern Trust Co.
	0.170% 04/01/29 (12/05/12) (a)(b)	4,100,000	4,100,000
	Hospital Sisters Services,
	Series 2012 G,
	LOC: Bank of Montreal
	0.160% 08/01/40 (12/06/12) (a)(b)	18,300,000	18,300,000
	IV Healthcorp, Inc.,
	Series 2009,
	LOC: Harris N.A.
	0.180% 12/01/39 (12/06/12) (a)(b)	22,295,000	22,295,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Co.
	0.180% 12/01/24 (12/05/12) (a)(b)	5,000,000	5,000,000
	Lake Forest Country Day School,
	Series 2005,
	LOC: Northern Trust Co.
	0.180% 07/01/35 (12/05/12) (a)(b)	3,250,000	3,250,000
	National-Louis University,
	Series 1999 B,
	LOC: JPMorgan Chase Bank
	0.180% 06/01/29 (12/06/12) (a)(b)	10,350,000	10,350,000
	Search Development Center,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.210% 12/01/37 (12/06/12) (a)(b)	10,530,000	10,530,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	Credit Support: FHLMC,
	SPA: FHLMC
	0.250% 08/01/38 (12/06/12) (a)(b)	7,145,000	7,145,000
IL State
	Unemployment Insurance,
	Series 2012 A,
	2.000% 06/15/13	5,000,000	5,045,989
IL Toll Highway Authority
	Series 2008 A-1A,
	SPA: JPMorgan Chase Bank
	0.190% 01/01/31 (12/06/12) (a)(b)	58,700,000	58,700,000
	Series 2008 A-1B,
	SPA: PNC Bank N.A.
	0.170% 01/01/31 (12/06/12) (a)(b)	77,900,000	77,900,000
	Series 2008 A-2,
	SPA: JPMorgan Chase Bank
	0.220% 01/01/31 (12/06/12) (a)(b)	30,000,000	30,000,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008,
	LOC: Northern Trust Co.

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.180% 06/01/38 (12/06/12) (a)(b)	22,640,000	22,640,000
ILLINOIS TOTAL			406,207,989
INDIANA — 6.4%
IN Bond Bank
	Interim Advanced Funding Program Notes,
	Series 2012 A,
	1.250% 01/03/13	11,600,000	11,609,364
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/21 (12/06/12) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
	Decatur Township Indiana Multi-School Building Corp.,
	Series 2008-683,
	GTY AGMT: Deutsche Bank AG
	0.200% 01/15/20 (12/06/12) (a)(b)	8,230,000	8,230,000
	Dyer Indiana Redevelopment Authority,
	Series 2008-573,
	GTY AGMT: Deutsche Bank AG
	0.260% 07/15/18 (12/06/12) (a)(b)	7,130,000	7,130,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.190% 01/01/27 (12/06/12) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.330% 07/01/17 (12/06/12) (a)(b)	970,000	970,000
IN Educational Facilities Authority
	Wabash College,
	Series 2003,
	LOC: JPMorgan Chase Bank
	0.210% 12/01/23 (12/06/12) (a)(b)	10,555,000	10,555,000
IN Finance Authority
	0.190% 01/16/13	54,500,000	54,500,000
	Ascension Health Credit Group,
	Series 2008 E4,
	0.150% 11/15/36 (12/05/12) (a)(d)	5,000,000	5,000,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.220% 12/01/36 (12/06/12) (a)(b)	9,000,000	9,000,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.190% 11/01/27 (12/06/12) (a)(b)	4,535,000	4,535,000
	Parkview Health System,
	Series 2009 D,
	LOC: Wells Fargo Bank N.A.
	0.160% 11/01/39 (12/05/12) (a)(b)	33,400,000	33,400,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	Sisters of St. Francis Health,
	Series 2008 G,
	LOC: Wells Fargo Bank N.A.
	0.150% 09/01/48 (12/06/12) (a)(b)	19,000,000	19,000,000
IN Health Facility Finance Authority
	Anthony Wayne Rehabilitation Center,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.280% 02/01/31 (12/06/12) (a)(b)	2,195,000	2,195,000
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.170% 11/01/32 (12/06/12) (a)(b)	21,820,000	21,820,000
	Community Hospitals Project,
	Series 2000 B,
	LOC: Wells Fargo Bank N.A.
	0.180% 07/01/28 (12/06/12) (a)(b)	18,900,000	18,900,000
	Riverview Hospital,
	Series 2004,
	LOC: PNC Bank N.A.
	0.170% 08/01/32 (12/06/12) (a)(b)	16,900,000	16,900,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.270% 04/01/20 (12/06/12) (a)(b)	1,890,000	1,890,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.170% 11/01/21 (12/06/12) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.
	0.210% 06/01/29 (12/06/12) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc. Trust
	Indiana State Housing & Community Development Authority,
	Series 2010 E-20,
	LIQ FAC: Royal Bank of Canada
	0.170% 07/01/39 (12/06/12) (a)(b)(c)	25,000,000	25,000,000
	Indiana University,
	Series 2011 E-23,
	LOC: Royal Bank of Canada
	0.160% 03/01/36 (12/06/12) (a)(b)(c)	8,925,000	8,925,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.
	0.190% 08/01/20 (12/06/12) (a)(b)	10,615,000	10,615,000
INDIANA TOTAL			294,004,364
IOWA — 0.5%
IA Des Moines
	Central Iowa Hospital Corp.,
	Iowa Methodist Medical Center,
	Series 1985,
	LOC: Wells Fargo Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
	0.170% 08/01/15 (12/05/12) (a)(b)	23,000,000	23,000,000
IA Woodbury County
	June E. Nylan Cancer Center,
	Siouxland Regional Cancer Center,
	Series 1998 A,
	LOC: Wells Fargo Bank N.A.
	0.280% 12/01/14 (12/06/12) (a)(b)	1,375,000	1,375,000
IOWA TOTAL			24,375,000
KENTUCKY — 0.5%
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.160% 06/01/34 (12/07/12) (a)(b)	3,315,000	3,315,000
KY Pendleton County
	Series 1989,
	LOC: JPMorgan Chase Bank
	0.550% 03/01/19 (b)	13,000,000	13,000,000
KY Rural Water Finance Corp.
	Construction Notes,
	Series 2012 D-1,
	1.000% 10/01/13	7,500,000	7,542,386
KENTUCKY TOTAL			23,857,386
LOUISIANA — 2.4%
LA Municipal Gas Authority
	Putters,
	Series 2006-1411Q,
	LOC: JPMorgan Chase Bank
	0.240% 08/01/16 (12/03/12) (a)(b)	57,945,000	57,945,000
LA Public Facilities Authority
	Franciscan Missionaries,
	Series 2005 D,
	LOC: U.S. Bank N.A.
	0.180% 07/01/28 (12/03/12) (a)(b)	41,010,000	41,010,000
LA St. James Parrish
	Nustar Logistics LP,
	Series 2011,
	LOC: Wells Fargo Bank N.A.
	0.190% 08/01/41 (12/05/12) (a)(b)	10,000,000	10,000,000
LA Upper Pontalba Building Restoration Corp.
	Upper Pontalba Building Project,
	Series 1996,
	LOC: JPMorgan Chase Bank
	0.270% 12/01/16 (12/06/12) (a)(b)	2,115,000	2,115,000
LOUISIANA TOTAL			111,070,000
MAINE — 0.7%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
MAINE — (continued)
	0.160% 07/01/37 (12/06/12) (a)(b)	9,870,000	9,870,000
ME Housing Authority
	Series 2008 H,
	SPA: Bank of New York
	0.200% 11/15/40 (12/03/12) (a)(b)	23,000,000	23,000,000
MAINE TOTAL			32,870,000
MARYLAND — 1.0%
MD Baltimore County Economic Development Authority
	Blue Circle, Inc.,
	Series 1992,
	LOC: BNP Paribas
	0.680% 12/01/17 (12/05/12) (a)(b)	4,400,000	4,400,000
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.180% 07/01/24 (12/06/12) (a)(b)	2,760,000	2,760,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.180% 10/01/33 (12/06/12) (a)(b)	3,965,000	3,965,000
MD Montgomery County Housing Opportunities Commission
	Series 2011 A,
	Insured: GNMA/FNMA/FHLMC,
	LOC: TD Bank N.A.
	0.150% 01/01/49 (12/06/12) (a)(b)	13,680,000	13,680,000
MD Montgomery County
	Series 2006 A,
	SPA: Wells Fargo Bank N.A.
	0.180% 06/01/26 (12/03/12) (a)(b)	3,505,000	3,505,000
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.
	0.180% 07/01/34 (12/06/12) (a)(b)	13,710,000	13,710,000
MD State
	Capital Improvement,
	State & Local Facilities,
	Series 2002 A,
	5.500% 08/01/13	2,210,000	2,287,702
MARYLAND TOTAL			44,307,702
MASSACHUSETTS — 2.2%
MA Billerica
	Series 2012,
	1.000% 05/17/13	3,000,000	3,010,337
MA Development Finance Agency
	Partners Healthcare System,
	Series 2011 K1,
	SPA: Wells Fargo Bank N.A.
	0.150% 07/01/46 (12/06/12) (a)(b)	21,600,000	21,600,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Fairhaven
	Series 2012,
	1.000% 11/01/13	3,500,000	3,523,708
MA Hingham
	Series 2012,
	0.750% 06/28/13	12,500,000	12,539,581
MA Massachusetts Bay Transportation Authority

	General Transportation System,
	SPA: Barclays Bank PLC
	0.160% 03/01/30 (12/05/12) (a)(b)	780,000	780,000
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.170% 10/19/16 (12/06/12) (a)(b)(c)	10,835,000	10,835,000
MA State College Building Authority
	Series 2003 A,
	Insured: XLCA,
	Pre-refunded 05/01/13:
	5.250% 05/01/14	2,075,000	2,118,112
	5.250% 05/01/16	1,295,000	1,321,906
	5.250% 05/01/19	2,680,000	2,735,682
MA State
	Central Artery,
	Series 2000 B,
	SPA: U.S. Bank N.A.
	0.190% 12/01/30 (12/03/12) (a)(b)	37,455,000	37,455,000
MA Water Resources Authority
	Series 2004 D,
	Pre-refunded 08/01/13,
	4.750% 08/01/27	3,425,000	3,527,376
MASSACHUSETTS TOTAL			99,446,702
MICHIGAN — 3.8%
MI Bank of New York Municipal Certificates Trust
	Detroit Sewer Disposal,
	Series 2006,
	LOC: Bank of New York
	0.300% 07/01/26 (01/02/13) (a)(b)	18,374,500	18,374,500
MI Deutsche Bank Spears/Lifers Trust
	Grand Rapids & Kent County Joint Building Authority,
	Devos Place Project,
	Series 2007-302,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.220% 12/01/31 (12/06/12) (a)(b)	2,655,000	2,655,000
MI Finance Authority
	State Aid Notes,
	Series 2012 B-1,
	2.000% 08/20/13	5,000,000	5,059,363
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	Series 2006,
	LOC: PNC Bank N.A.
	0.170% 08/01/31 (12/06/12) (a)(b)	20,290,000	20,290,000
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.230% 05/01/35 (12/03/12) (a)(b)	32,225,000	32,225,000
MI Michigan State University
	Series 2003 A,
	SPA: Northern Trust Co.
	0.170% 02/15/33 (12/05/12) (a)(b)	12,000,000	12,000,000
	Series 2005,
	SPA: Bank of New York
	0.170% 02/15/34 (12/05/12) (a)(b)	11,940,000	11,940,000
MI Saline Area Schools
	Series 2002,
	LOC: Landesbank Hessen-Thüringen
	0.230% 05/01/30 (12/06/12) (a)(b)	5,970,000	5,970,000
MI St. Joseph Hospital Finance Authority
	Lakeland Hospitals:
	Series 2003,
	SPA: JPMorgan Chase Bank
	0.230% 01/01/32 (12/06/12) (a)(b)	34,025,000	34,025,000
	Series 2006,
	SPA: JPMorgan Chase Bank
	0.230% 01/01/35 (12/06/12) (a)(b)	28,000,000	28,000,000
MI University of Michigan
	Series 2012 A,
	0.130% 04/01/36 (12/06/12) (a)(d)	6,300,000	6,300,000
MICHIGAN TOTAL			176,838,863
MINNESOTA — 1.2%
MN Blaine Industrial Development
	SuperValu, Inc.,
	Series 1993,
	LOC: U.S. Bank N.A.
	0.180% 11/01/13 (12/05/12) (a)(b)	1,700,000	1,700,000
MN Columbia Heights Independent School District No. 13
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	1.250% 09/16/13	6,000,000	6,043,481
MN Edina Independent School District No. 273
	Tax Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	2.000% 03/15/13	4,500,000	4,522,418
MN Fridley Independent School District No. 14
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.500% 09/27/13	7,500,000	7,573,737

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN Holdingford Independent School District No. 738
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012,
	1.500% 09/28/13	3,000,000	3,028,347
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 A,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/01/15 (12/06/12) (a)(b)	1,280,000	1,280,000
MN Maple Grove Multi-Family Housing
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.280% 11/01/31 (12/06/12) (a)(b)	1,150,000	1,150,000
MN Monticello Independent School District No. 882
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.250% 09/20/13	4,200,000	4,231,853
MN Moorhead Independent School District No. 152
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	1.000% 09/18/13	8,500,000	8,547,911
MN Rocori Area Schools Independent School District No. 750
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.250% 09/27/13	3,000,000	3,022,116
MN School District Capital Equipment Borrowing Program
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	2.000% 09/10/13 (e)	4,000,000	4,052,200
MN St. Louis County Independent School District No. 2142
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 B,
	1.000% 09/27/13	5,000,000	5,029,469
MN Warroad Independent School District No. 690
	Aid Anticipation Certificates,
	Minnesota School District Credit Enhancement Program,
	Series 2012 A,
	1.500% 08/30/13	6,745,000	6,804,996
MINNESOTA TOTAL			56,986,528

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSISSIPPI — 0.3%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2010 D,
	GTY AGMT: Chevron Corp.
	0.180% 11/01/35 (12/03/12) (a)(b)	2,650,000	2,650,000
	Series 2010 L,
	GTY AGMT: Chevron Corp.
	0.170% 11/01/35 (12/03/12) (a)(b)	8,820,000	8,820,000
MISSISSIPPI TOTAL			11,470,000
MISSOURI — 2.7%
MO Deutsche Bank Spears/Lifers Trust
	Kansas City Assistance Corp.,
	Series 2008-536,
	GTY AGMT: Deutsche Bank AG
	0.200% 04/15/19 (12/06/12) (a)(b)	9,410,000	9,410,000
MO Health & Educational Facilities Authority
	Ascension Health:
	Series 2003 C-1,
	0.150% 11/15/39 (12/05/12) (a)(d)	8,075,000	8,075,000
	Series 2008 C-5,
	0.150% 11/15/26 (12/05/12) (a)(d)	10,500,000	10,500,000
	Bethesda Health Group, Inc.,
	Series 2009,
	LOC: U.S. Bank N.A.
	0.190% 08/01/41 (12/03/12) (a)(b)	54,645,000	54,645,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.160% 04/15/34 (12/05/12) (a)(b)	13,425,000	13,425,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.180% 11/01/32 (12/06/12) (a)(b)	2,775,000	2,775,000
MO St. Louis Airport
	Series 2005,
	GTY AGMT: Deutsche Bank AG
	0.200% 07/01/31 (12/06/12) (a)(b)	27,970,000	27,970,000
MISSOURI TOTAL			126,800,000
MONTANA — 0.2%
MT Board of Investments
	Series 2004,
	0.220% 03/01/29 (03/01/13) (a)(d)	8,400,000	8,400,000
MONTANA TOTAL			8,400,000
NEBRASKA — 2.1%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.160% 08/01/39 (12/06/12) (a)(b)	40,725,000	40,725,000
NE Nuckolls County
	Agrex, Inc.,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (continued)
	Series 1985,
	LOC: JPMorgan Chase Bank
	0.220% 02/01/15 (12/05/12) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
	Electric Revenue Notes,
	Series A:
	0.210% 02/05/13	9,700,000	9,700,000
	0.200% 01/08/13	15,000,000	15,000,000
	0.200% 01/09/13	12,330,000	12,330,000
	0.210% 02/04/13	13,000,000	13,000,000
NEBRASKA TOTAL			95,855,000
NEVADA — 0.9%
NV Clark County
	Opportunity Village Foundation,
	Series 2007,
	LOC: Northern Trust Co.
	0.150% 01/01/37 (12/06/12) (a)(b)	9,100,000	9,100,000
NV Deutsche Bank Spears/Lifers Trust
	Clark County School District,
	Series 2008-684,
	GTY AGMT: Deutsche Bank AG
	0.200% 06/15/24 (12/06/12) (a)(b)	9,755,000	9,755,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of New York
	0.180% 06/01/42 (12/03/12) (a)(b)	20,945,000	20,945,000
NEVADA TOTAL			39,800,000
NEW HAMPSHIRE — 0.2%
NH Health & Education Facilities Authority
	Frisbie Memorial Hospital,
	Series 2006,
	LOC: TD Bank N.A.
	0.170% 10/01/36 (12/06/12) (a)(b)	11,050,000	11,050,000
NEW HAMPSHIRE TOTAL			11,050,000
NEW JERSEY — 1.2%
NJ Deutsche Bank Spears/Lifers Trust
	New Jersey State Transportation Trust Fund Authority:
	Series 2007-317,
	Insured: FSA,
	LIQ FAC: Deutsche Bank AG
	0.230% 12/15/33 (12/06/12) (a)(b)	28,745,000	28,745,000
	Series 2007-452,
	Insured: NPFGC,
	GTY AGMT: Deutsche Bank AG
	0.260% 12/15/33 (12/06/12) (a)(b)	18,935,000	18,935,000
NJ Economic Development Authority
	Series 2011,
	DPCE: State Appropriation,
	LIQ FAC: Citibank N.A.
	0.510% 09/01/21 (12/06/12) (a)(b)(c)	6,940,000	6,940,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — (continued)
NJ JPMorgan Chase Putters/Drivers Trust
	Series 2009-3540Z,
	Insured: FSA,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 12/15/13 (12/06/12) (a)(b)(c)	2,780,000	2,780,000
NEW JERSEY TOTAL			57,400,000
NEW MEXICO — 1.6%
NM Dona Ana County
	Foamex LP,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.210% 11/01/13 (12/06/12) (a)(b)	6,000,000	6,000,000
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.160% 11/01/39 (12/06/12) (a)(b)	69,530,000	69,530,000
NEW MEXICO TOTAL			75,530,000
NEW YORK — 9.2%
NY Amherst
	Series 2012 A,
	1.000% 07/18/13	3,025,000	3,038,228
NY Baldwinsville Central School District
	New York State Aid Intercept Program,
	Series 2012,
	1.000% 06/27/13	6,224,000	6,249,237
NY BB&T Municipal Trust
	Series 2009-1037,
	LOC: Branch Banking & Trust
	0.320% 06/01/17 (12/06/12) (a)(b)(c)	21,865,000	21,865,000
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.250% 06/01/25 (12/06/12) (a)(b)(c)	41,140,000	41,140,000
NY Erie County Industrial Development Agency
	Series 2003,
	Credit Support: State Aid Withholding:
	1.000% 05/01/13	3,100,000	3,108,828
	5.000% 05/01/13	2,490,000	2,539,318
NY Housing Finance Agency
	Midtown West B LLC,
	505 West 37th St.:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen
	0.270% 05/01/42 (12/05/12) (a)(b)	33,060,000	33,060,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen
	0.270% 05/01/42 (12/05/12) (a)(b)	51,000,000	51,000,000
NY Liberty Development Corp.
	3 World Trade Center LLC:
	Series 2010 A1,
	Escrowed in U.S. Treasuries,
	0.250% 12/01/50 (05/22/13) (a)(d)	50,000,000	50,000,000
	Series 2011 A3,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.250% 12/01/49 (05/22/13) (a)(d)	50,000,000	50,000,000
NY Metropolitan Transportation Authority
	0.200% 02/05/13	7,800,000	7,800,000
	Series 2008 D2,
	LOC: Landesbank Hessen-Thüringen
	0.200% 11/01/35 (12/03/12) (a)(b)	75,230,000	75,230,000
NY Mortgage Agency
	Series 2012 173-A,
	0.190% 04/01/40 (12/01/12) (a)(d)	1,000,000	1,000,000
	Series 2012 174-A,
	0.190% 04/01/23 (12/01/12) (a)(d)	7,000,000	7,000,000
	Series 2012 174-B,
	0.230% 04/01/23 (05/01/13) (a)(d)	5,000,000	5,000,000
NY New York City Housing Development Corp.
	Series 2009 H-2,
	0.250% 05/01/41 (06/28/13) (a)(d)	6,640,000	6,640,000
	Series 2012 C,
	0.270% 05/01/45 (02/01/13) (a)(d)	3,180,000	3,180,000
NY New York City
	Series 2006 I-6,
	LOC: California State Teachers Retirement System
	0.180% 04/01/36 (12/03/12) (a)(b)	10,000,000	10,000,000
	Series 2008 B-1,
	5.000% 09/01/13	1,000,000	1,035,267
	Series 2008 J-6,
	LOC: Landesbank Hessen-Thüringen
	0.210% 08/01/24 (12/03/12) (a)(b)	41,680,000	41,680,000
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.180% 12/01/32 (12/06/12) (a)(b)	335,000	335,000
NY Triborough Bridge & Tunnel Authority
	Series 2007,
	SPA: JPMorgan Chase Bank
	0.260% 01/01/19 (12/05/12) (a)(b)	2,610,000	2,610,000
NEW YORK TOTAL			423,510,878
NORTH CAROLINA — 2.3%
NC BB&T Municipal Trust
	Series 2008-1008,
	LOC: Branch Banking & Trust
	0.250% 03/01/24 (12/06/12) (a)(b)	11,315,000	11,315,000
	Series 2008-1023,
	LOC: Branch Banking & Trust
	0.250% 05/01/24 (12/06/12) (a)(b)(c)	3,695,000	3,695,000
	Series 2008-1026,
	LOC: Branch Banking & Trust
	0.250% 10/01/18 (12/06/12) (a)(b)(c)	8,720,000	8,720,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Capital Facilities Finance Agency
	0.190% 01/08/13	11,774,000	11,774,000
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.180% 07/01/19 (12/06/12) (a)(b)	3,700,000	3,700,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.180% 12/01/29 (12/06/12) (a)(b)	5,000,000	5,000,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.180% 05/01/30 (12/06/12) (a)(b)	3,360,000	3,360,000
NC Forsyth County
	Series 2004 A,
	SPA: Wells Fargo Bank N.A.
	0.180% 03/01/25 (12/06/12) (a)(b)	1,700,000	1,700,000
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.180% 11/01/38 (12/06/12) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.180% 05/01/18 (12/06/12) (a)(b)	1,520,000	1,520,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.180% 06/01/37 (12/06/12) (a)(b)	7,050,000	7,050,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.180% 09/01/22 (12/06/12) (a)(b)	5,600,000	5,600,000
NC State
	Series 2002 E,
	SPA: Landesbank Hessen-Thüringen
	0.170% 05/01/21 (12/05/12) (a)(b)	13,650,000	13,650,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.180% 11/01/32 (12/06/12) (a)(b)	3,900,000	3,900,000
NC Wake County
	Series 2003 B,
	SPA: Wells Fargo Bank N.A.
	0.150% 04/01/16 (12/06/12) (a)(b)	5,200,000	5,200,000
	Series 2003 C,
	SPA: Wells Fargo Bank N.A.:
	0.150% 04/01/19 (12/06/12) (a)(b)	4,440,000	4,440,000
	0.150% 04/01/20 (12/06/12) (a)(b)	6,400,000	6,400,000
	Series 2007 A,
	SPA: Wells Fargo Bank N.A.
	0.150% 03/01/26 (12/06/12) (a)(b)	3,000,000	3,000,000
	Series 2009 C,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	5.000% 03/01/13	2,855,000	2,888,978
NORTH CAROLINA TOTAL			107,912,978
OHIO — 4.0%
OH Butler County Port Authority
	Greater Miami Valley YMCA,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.210% 09/01/37 (12/06/12) (a)(b)	10,600,000	10,600,000
OH Cleveland-Cuyahoga County Port Authority
	The Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.180% 01/01/31 (12/06/12) (a)(b)	9,655,000	9,655,000
OH Columbus Regional Airport Authority
	Oasbo Program,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.160% 03/01/34 (12/06/12) (a)(b)	21,020,000	21,020,000
OH Cuyahoga County
	Cleveland Hearing & Speech,
	Series 2008,
	LOC: PNC Bank N.A.
	0.180% 06/01/38 (12/06/12) (a)(b)	4,790,000	4,790,000
OH Deutsche Bank Spears/Lifers Trust
	Columbus Ohio Regional Airport Authority,
	Series 2008-488,
	GTY AGMT: Deutsche Bank AG
	0.200% 01/01/28 (12/06/12) (a)(b)	4,950,000	4,950,000
OH Eclipse Funding Trust
	Higher Educational Facility,
	University of Dayton,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.160% 12/01/33 (12/06/12) (a)(b)	5,890,000	5,890,000
OH Franklin County
	OhioHealth Corp.,
	Series 2011 B,
	0.250% 11/15/33 (07/09/13) (a)(d)	18,045,000	18,045,000
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.160% 06/01/30 (12/06/12) (a)(b)	16,645,000	16,645,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.190% 08/01/16 (12/06/12) (a)(b)	2,815,000	2,815,000
OH Higher Educational Facility Authority
	Tiffin University,
	Series 2007,
	LOC: PNC Bank N.A.
	0.180% 08/01/22 (12/06/12) (a)(b)	10,470,000	10,470,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: PNC Bank N.A.
	0.180% 12/01/27 (12/06/12) (a)(b)	9,575,000	9,575,000
	Norwalk Area Health System,
	Series 2003,
	LOC: PNC Bank N.A.
	0.180% 12/01/27 (12/06/12) (a)(b)	6,120,000	6,120,000
OH Lima
	Lima Memorial Hospital,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.180% 04/01/37 (12/06/12) (a)(b)	20,350,000	20,350,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	0.190% 06/01/27 (12/06/12) (a)(b)	7,060,000	7,060,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.240% 12/01/22 (12/06/12) (a)(b)	3,100,000	3,100,000
OH State University
	0.190% 01/09/13	27,985,000	27,985,000
OH Zanesville Muskingum County Port Authority
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A.
	0.190% 02/01/24 (12/06/12) (a)(b)	7,630,000	7,630,000
OHIO TOTAL			186,700,000
OKLAHOMA — 0.2%
OK Industries Authority
	Casady School,
	Series 1998,
	LOC: JPMorgan Chase Bank
	0.270% 08/01/18 (12/06/12) (a)(b)	970,000	970,000
OK Tulsa Industrial Authority
	Justin Industries, Inc.,
	Series 1984,
	LOC: JPMorgan Chase Bank
	0.210% 10/01/14 (12/06/12) (a)(b)	6,335,000	6,335,000
OKLAHOMA TOTAL			7,305,000
PENNSYLVANIA — 5.1%
PA Adams County Industrial Development Authority
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	0.180% 06/01/32 (12/06/12) (a)(b)	8,240,000	8,240,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.170% 05/01/26 (12/06/12) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.180% 06/01/22 (12/06/12) (a)(b)	1,890,000	1,890,000
PA Deutsche Bank Spears/Lifers Trust
	Westmoreland County Municipal Authority,
	Series 2007-301,
	GTY AGMT: Deutsche Bank AG
	0.220% 08/15/30 (12/06/12) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.180% 03/01/24 (12/05/12) (a)(b)	2,600,000	2,600,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.180% 03/01/24 (12/05/12) (a)(b)	7,300,000	7,300,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.180% 03/01/24 (12/05/12) (a)(b)	11,300,000	11,300,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.180% 03/01/24 (12/05/12) (a)(b)	1,700,000	1,700,000
	Series 1989 G-6,
	LOC: U.S. Bank N.A.
	0.180% 03/01/24 (12/05/12) (a)(b)	1,400,000	1,400,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.180% 03/01/24 (12/05/12) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.170% 03/01/30 (12/06/12) (a)(b)	4,100,000	4,100,000
PA Higher Educational Facilities Authority
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.180% 05/01/28 (12/06/12) (a)(b)	5,000,000	5,000,000
PA North Penn Water Authority
	Series 2008,
	LOC: U.S. Bank N.A.
	0.170% 11/01/24 (12/06/12) (a)(b)	6,915,000	6,915,000
PA Northampton County Higher Education Authority
	Lehigh University,
	Series 2006 A,
	0.160% 11/15/21 (12/06/12) (a)(d)	3,800,000	3,800,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.170% 03/01/26 (12/06/12) (a)(b)	6,940,000	6,940,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.180% 08/01/30 (12/06/12) (a)(b)	9,745,000	9,745,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.180% 05/15/20 (12/06/12) (a)(b)	12,485,000	12,485,000
PA RBC Municipal Products, Inc. Trust
	Bethlehem PA Area School District,
	Series 2011 E-31,
	LOC: Royal Bank of Canada
	0.160% 05/01/14 (12/06/12) (a)(b)(c)	5,000,000	5,000,000
	Hempfield PA School District,
	Series 2011 E-30,
	LOC: Royal Bank of Canada
	0.160% 08/01/25 (12/06/12) (a)(b)(c)	5,280,000	5,280,000
	Manhein Township PA School District,
	Series 2011 E-28,
	LOC: Royal Bank of Canada
	0.160% 12/12/14 (12/06/12) (a)(b)(c)	13,680,000	13,680,000
	Pennsylvania State Turnpike Commission,
	Series 2011 E-22,
	LOC: Royal Bank of Canada
	0.160% 12/01/38 (12/06/12) (a)(b)(c)	15,955,000	15,955,000
	University of Pittsburgh Medical Center,
	Series 2010 E-16,
	LOC: Royal Bank of Canada
	0.160% 04/15/39 (12/06/12) (a)(b)(c)	39,420,000	39,420,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.170% 11/01/29 (12/06/12) (a)(b)	3,520,000	3,520,000
PA St. Mary Hospital Authority
	Catholic Health Initiatives,
	Series 2004 B,
	SPA: Landesbank Hessen-Thüringen
	0.180% 03/01/32 (12/05/12) (a)(b)	25,400,000	25,400,000
PA University of Pittsburgh
	Series 2012,
	2.000% 07/02/13	12,000,000	12,125,144
PENNSYLVANIA TOTAL			237,640,144
RHODE ISLAND — 0.6%
RI Health & Educational Building Corp.
	Brown University,
	Higher Education Facilities,
	Series 2003 B,

		Par ($)	Value ($)
Municipal Bonds — (continued)
RHODE ISLAND — (continued)
	0.160% 09/01/43 (12/06/12) (a)(d)	29,690,000	29,690,000
RHODE ISLAND TOTAL			29,690,000
SOUTH CAROLINA — 2.1%
SC Charleston County School District Development Corp.
	Series 2012,
	Credit Support: South Carolina School District Credit Enhancement Program,
	2.250% 05/13/13	6,190,000	6,247,131
SC Greenville County School District
	Series 2012 C,
	Credit Support: South Carolina School District Credit Enhancement Program,
	2.500% 06/03/13	54,775,000	55,411,437
SC JPMorgan Chase Putters/Drivers Trust
	Anderson County SC School District #5,
	Series 2012-4218,
	Credit Support: South Carolina School District Credit Enhancement Program,
	Insured: AGMC,
	LIQ FAC: JPMorgan Chase Bank
	0.190% 08/01/16 (12/06/12) (a)(b)(c)	8,980,000	8,980,000
SC Lexington & Richland School District No. 5
	Series 2012 A,
	Credit Support: South Carolina School District Credit Enhancement Program,
	2.000% 03/01/13	15,000,000	15,067,280
SC Puttable Floating Option Tax-Exempt Receipts
	P-Floats-PT-4550,
	Series 2008,
	GTY AGMT: FHLMC
	0.390% 03/01/49 (12/06/12) (a)(b)	9,940,000	9,940,000
SOUTH CAROLINA TOTAL			95,645,848
SOUTH DAKOTA — 0.4%
SD Housing Development Authority
	Homeownership Mortgage,
	Series 2003 C-1,
	SPA: Landesbank Hessen-Thüringen
	0.250% 05/01/32 (12/06/12) (a)(b)	3,900,000	3,900,000
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.
	0.200% 11/15/33 (12/06/12) (a)(b)	12,195,000	12,195,000
SOUTH DAKOTA TOTAL			16,095,000
TENNESSEE — 0.3%
TN Blount County Public Building Authority
	Series 2009 E-7-A,
	LOC: Branch Banking & Trust
	0.180% 06/01/39 (12/05/12) (a)(b)	5,370,000	5,370,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.180% 06/01/37 (12/05/12) (a)(b)	1,470,000	1,470,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	Series 2009 E-9-A,
	LOC: Branch Banking & Trust
	0.180% 06/01/30 (12/05/12) (a)(b)	5,000,000	5,000,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.330% 10/01/27 (12/05/12) (a)(b)	1,750,000	1,750,000
TENNESSEE TOTAL			13,590,000
TEXAS — 6.5%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Co.
	0.180% 06/01/28 (12/06/12) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
	Caddo Mills Texas Independent School District,
	Series 2008-473,
	Insured: PSF,
	GTY AGMT: Deutsche Bank AG
	0.230% 08/15/42 (12/06/12) (a)(b)	10,320,000	10,320,000
	Houston Taxes Utility Systems,
	Series 2008-511,
	GTY AGMT: Deutsche Bank AG
	0.230% 11/15/25 (12/06/12) (a)(b)	12,560,000	12,560,000
	Lovejoy Independent School District,
	Series 2008-514,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG
	0.200% 02/15/38 (12/06/12) (a)(b)	3,520,000	3,520,000
	Victoria Independent School District,
	Series 2008-604,
	GTY AGMT: PSF,
	LIQ FAC: Deutsche Bank AG
	0.200% 02/15/37 (12/06/12) (a)(b)	7,665,000	7,665,000
TX Gregg County Housing Finance Corp.
	Bailey Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.160% 02/15/23 (12/06/12) (a)(b)	4,565,000	4,565,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.160% 02/15/23 (12/06/12) (a)(b)	2,360,000	2,360,000
TX Harris County Cultural Education Facilities Finance Corp.
	Memorial Hermann Hospital System,
	Series 2008 D3,
	LOC: Northern Trust Co.
	0.160% 06/01/29 (12/06/12) (a)(b)	5,200,000	5,200,000
	The Methodist Hospital,
	Series 2008 C1,
	0.180% 12/01/24 (12/03/12) (a)(d)	43,015,000	43,015,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County Health Facilities Development Corp.
	Gulf Coast Regional Blood Center,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.270% 04/01/17 (12/06/12) (a)(b)	1,350,000	1,350,000
	The Methodist Hospital,
	Series 2008 A1,
	0.180% 12/01/41 (12/03/12) (a)(d)	22,380,000	22,380,000
TX JPMorgan Chase Putters/Drivers Trust
	Lake Travis TX Independent School District,
	Series 2012-4239,
	Insured: PSF,
	LIQ FAC: Deutsche Bank AG
	0.200% 02/15/19 (12/06/12) (a)(b)(c)	3,750,000	3,750,000
	Richardson TX Independent School District,
	Series 2012-4238,
	Insured: PSF,
	LIQ FAC: Deutsche Bank AG
	0.200% 02/15/19 (12/06/12) (a)(b)(c)	3,320,000	3,320,000
	Sheldon TX Independent School District,
	Series 2012-4245,
	Insured: PSF,
	LIQ FAC: Deutsche Bank AG
	0.190% 02/15/15 (12/06/12) (a)(b)(c)	5,690,000	5,690,000
TX RBC Municipal Products, Inc. Trust
	Harris County Texas Cultural Educational Facility,
	Memorial Hermann Healthcare System,
	Series 2011 E-18,
	LOC: Royal Bank of Canada
	0.160% 06/01/32 (12/06/12) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSF,
	LIQ FAC: Wells Fargo Bank N.A.
	0.180% 08/01/32 (12/06/12) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
	University of the Incarnate Word,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.220% 12/01/21 (12/06/12) (a)(b)	5,160,000	5,160,000
TX State
	Series 2012 A,
	LIQ FAC: State Street Bank & Trust Co.
	0.160% 12/01/42 (12/05/12) (a)(b)	8,335,000	8,335,000
	Tax & Revenue Anticipation Notes,
	Series 2012,
	2.500% 08/30/13	75,000,000	76,271,442
TX Tarrant County Cultural Education Facilities Finance Corp.
	Baylor Health Care System,
	Series 2011,
	LOC: Northern Trust Co.
	0.160% 11/15/50 (12/05/12) (a)(b)	4,450,000	4,450,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	Christus Health,
	Series 2008 C4,
	LOC: Bank of Montreal
	0.150% 07/01/47 (12/05/12) (a)(b)	15,555,000	15,555,000
TX Thruway Authority
	0.230% 01/10/13	13,000,000	13,000,000
	0.240% 01/15/13	6,000,000	6,000,000
	0.240% 01/16/13	7,000,000	7,000,000
TEXAS TOTAL			299,636,442
UTAH — 1.5%
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.210% 04/01/42 (12/06/12) (a)(b)	3,125,000	3,125,000
UT Murray
	IHC Health Services, Inc.,
	Series 2003 D,
	0.180% 05/15/36 (12/03/12) (a)(d)	5,775,000	5,775,000
UT Transit Authority
	Series 2006 A,
	LOC: BNP Paribas
	0.170% 06/15/36 (12/03/12) (a)(b)	62,680,000	62,680,000
UTAH TOTAL			71,580,000
VERMONT — 0.2%
VT Educational & Health Buildings Financing Agency
	Brattleboro Memorial Hospital,
	Series 2011 A,
	LOC: TD Bank N.A.
	0.150% 12/01/31 (12/06/12) (a)(b)	7,300,000	7,300,000
VERMONT TOTAL			7,300,000
VIRGINIA — 1.0%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.180% 01/15/41 (12/06/12) (a)(b)	18,625,000	18,625,000
VA Fairfax County Industrial Development Authority
	Inova Health System Foundation,
	Fairfax Hospital:
	Series 1988 C,
	LOC: Northern Trust Co.
	0.180% 10/01/25 (12/05/12) (a)(b)	8,200,000	8,200,000
	Series 1988 D,
	LOC: Northern Trust Co.
	0.180% 10/01/25 (12/05/12) (a)(b)	3,800,000	3,800,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Loudoun County Industrial Development Authority
	Jack Kent Cooke Foundation,
	Series 2004,
	LOC: Northern Trust Co.
	0.180% 06/01/34 (12/05/12) (a)(b)	12,500,000	12,500,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.180% 01/01/35 (12/06/12) (a)(b)	4,040,000	4,040,000
VIRGINIA TOTAL			47,165,000
WASHINGTON — 0.9%
WA Deutsche Bank Spears/Lifers Trust
	King County,
	Series 2008-598,
	LIQ FAC: Deutsche Bank AG
	0.200% 01/01/28 (12/06/12) (a)(b)	7,000,000	7,000,000
	Washington State,
	Series 2008-599,
	LIQ FAC: Deutsche Bank AG
	0.200% 01/01/30 (12/06/12) (a)(b)	9,805,000	9,805,000
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.160% 12/01/31 (12/06/12) (a)(b)	3,350,000	3,350,000
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC
	0.160% 12/01/41 (12/05/12) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.170% 07/01/29 (12/05/12) (a)(b)	3,055,000	3,055,000
	Single Family Housing,
	Series 2009,
	DPCE: GNMA/FNMA/FHLMC,
	LIQ FAC: State Street Bank & Trust Co.
	0.150% 06/01/39 (12/06/12) (a)(b)	6,000,000	6,000,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.280% 07/01/28 (12/06/12) (a)(b)	1,520,000	1,520,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.180% 05/01/19 (12/06/12) (a)(b)	1,905,000	1,905,000
WA Wells Fargo Stage Trust
	Floater Certificates,
	Series 2012 100C,

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	LIQ FAC: Wells Fargo Bank N.A.
	0.270% 07/01/44 (05/09/13) (a)(b)(c)	5,350,000	5,350,000
WASHINGTON TOTAL			41,185,000
WEST VIRGINIA — 0.4%
WV Deutsche Bank Spears/Lifers Trust
	Series 2007-385,
	GTY AGMT: Deutsche Bank AG,
	LIQ FAC: Deutsche Bank AG
	0.260% 04/01/30 (12/06/12) (a)(b)	2,665,000	2,665,000
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking
	0.170% 12/01/42 (12/06/12) (a)(b)	16,900,000	16,900,000
WEST VIRGINIA TOTAL			19,565,000
WISCONSIN — 1.6%
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2012 D,
	LOC: Bank of Montreal
	0.150% 07/15/28 (12/06/12) (a)(b)	33,325,000	33,325,000
	Bay Area Medical Center, Inc.,
	Series 2008,
	LOC: Harris N.A.
	0.170% 02/01/38 (12/03/12) (a)(b)	15,300,000	15,300,000
WI Housing & Economic Development Authority
	Series 2003 E,
	Insured: Government of Authority,
	SPA: FHLB
	0.270% 05/01/43 (12/05/12) (a)(b)	4,595,000	4,595,000
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.210% 06/01/41 (12/03/12) (a)(b)	22,870,000	22,870,000
WISCONSIN TOTAL			76,090,000

	Total Municipal Bonds (cost of $4,619,313,817)		4,619,313,817

	Total Investments — 99.8% (cost of $4,619,313,817)(f)		4,619,313,817

	Other Assets & Liabilities, Net — 0.2%		10,882,679

	Net Assets — 100.0%		4,630,196,496

Notes to Investment Portfolio:

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — Prices determined using quoted prices in active markets for identical assets.

•      Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•      Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,619,313,817	$—	$4,619,313,817
Total Investments	$—	$4,619,313,817	$—	$4,619,313,817

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	Parenthetical date represents the effective maturity date for the security.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities, which are not illiquid except for those in the following table, amounted to $380,365,000 or 8.2% of net assets for the Fund.

Security	Acquisition Date	Par	Cost	Value
WA Wells Fargo Stage Trust, Floater Certificates, Series 2012 100C, LIQ FAC: Wells Fargo Bank N.A. 0.270% 07/01/44 (05/09/13)	11/29/12	$5,350,000	$5,350,000	$5,350,000

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2012.

(e)	Security purchased on a delayed delivery basis.

(f)	Cost for federal income tax purposes is $4,619,313,817.

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
DPCE	Direct Pay Credit Enhancement
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Putters	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO
November 30, 2012 (Unaudited)	BofA Treasury Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 35.7%
U.S. Government Obligations — 35.7%
U.S. Treasury Bill
0.143% 01/03/13 (a)	22,125,000	22,122,100
0.145% 01/10/13 (a)	44,245,000	44,237,872
U.S. Treasury Note
0.375% 07/31/13	584,230,000	584,956,965
0.500% 05/31/13	130,700,000	130,911,809
0.625% 01/31/13	134,470,000	134,571,047
1.000% 07/15/13	144,200,000	144,925,421
1.125% 12/15/12	167,000,000	167,060,318
1.125% 06/15/13	131,645,000	132,301,660
1.375% 01/15/13	360,845,000	361,378,725
1.375% 02/15/13	350,500,000	351,367,232
1.750% 04/15/13	246,505,000	247,933,698
2.875% 01/31/13	45,695,000	45,900,567
3.125% 04/30/13	184,050,000	186,279,834
3.375% 07/31/13	61,450,000	62,758,639
3.500% 05/31/13	65,000,000	66,073,500
3.875% 02/15/13	61,775,000	62,245,804
U.S. GOVERNMENT OBLIGATIONS TOTAL		2,745,025,191

Total Government & Agency Obligations (cost of $2,745,025,191)		2,745,025,191
Repurchase Agreements — 64.2%
Repurchase agreement with ABN AMRO Bank US, dated 11/30/12, due 12/03/12 at 0.210%, collateralized by U.S. Treasury obligations with various maturities to 02/15/26, market value $306,000,062 (repurchase proceeds $300,005,250)	300,000,000	300,000,000
Repurchase agreement with the Federal Reserve Bank of New York, dated 11/30/12, due 12/03/12 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/31/16, market value $10,000,168 (repurchase proceeds $10,000,150)	10,000,000	10,000,000
Repurchase agreement with Bank of Nova Scotia, dated 11/26/12, due 02/25/13 at 0.180%, collateralized by a U.S. Treasury obligation maturing 12/31/15, market value $83,181,794 (repurchase proceeds $81,537,083)	81,500,000	81,500,000
Repurchase agreement with Bank of Nova Scotia, dated 11/30/12, due 12/03/12 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 01/31/17, market value $284,584,837 (repurchase proceeds $279,004,650)	279,000,000	279,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Barclays Capital, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by a U.S. Treasury obligation maturing 07/15/14, market value $131,580,081 (repurchase proceeds $129,002,365)	129,000,000	129,000,000
	Repurchase agreement with BNP Paribas, dated 11/30/12, due 12/03/12 at 0.210%, collateralized by U.S. Treasury obligations with various maturities to 09/15/15, market value $306,000,060 (repurchase proceeds $300,005,250)	300,000,000	300,000,000
	Repurchase agreement with BNP Paribas, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/42, market value $204,000,001 (repurchase proceeds $200,003,667)	200,000,000	200,000,000
	Repurchase agreement with Citibank N.A., dated 11/30/12, due 12/03/12 at 0.210%, collateralized by a U.S. Treasury obligation maturing 08/31/19, market value $289,680,032 (repurchase proceeds $284,004,970)	284,000,000	284,000,000
	Repurchase agreement with Credit Agricole, dated 11/30/12, due 12/03/12 at 0.210%, collateralized by U.S. Treasury obligations with various maturities to 01/31/14, market value $306,000,072 (repurchase proceeds $300,005,250)	300,000,000	300,000,000
	Repurchase agreement with Credit Suisse First Boston, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by a U.S. Treasury obligation maturing 01/31/17, market value $131,584,768 (repurchase proceeds $129,002,365)	129,000,000	129,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 05/15/42, market value $357,000,169 (repurchase proceeds $350,006,708)	350,000,000	350,000,000
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/12, due 12/03/12 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 01/31/15, market value $204,006,056 (repurchase proceeds $200,000,833)	200,000,000	200,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 11/30/12, due 12/03/12 at 0.150%, collateralized by a U.S. Treasury obligation maturing 05/15/22, market value $15,300,221 (repurchase proceeds $15,000,188)	15,000,000	15,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with HSBC Securities USA, Inc., dated 11/30/12, due 12/03/12 at 0.210%, collateralized by U.S. Treasury obligations with various maturities to 01/15/22, market value $306,000,533 (repurchase proceeds $300,005,250)	300,000,000	300,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/14/12, due 02/12/13 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 11/15/42, market value $98,838,828 (repurchase proceeds $96,941,183)	96,900,000	96,900,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/30/12, due 12/03/12 at 0.210%, collateralized by a U.S. Treasury obligation maturing 03/31/17, market value $80,580,772 (repurchase proceeds $79,001,383)	79,000,000	79,000,000
	Repurchase agreement with J.P. Morgan Securities, dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 10/20/62, market value $204,002,429 (repurchase proceeds $200,003,833)	200,000,000	200,000,000
	Repurchase agreement with RBC Capital Markets, dated 11/30/12, due 12/03/12 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 08/15/23, market value $80,580,075 (repurchase proceeds $79,001,251)	79,000,000	79,000,000
	Repurchase agreement with RBC Capital Markets, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 06/20/42, market value $204,000,001 (repurchase proceeds $200,003,667)	200,000,000	200,000,000
	Repurchase agreement with RBS Securities, Inc., dated 11/30/12, due 12/03/12 at 0.210%, collateralized by a U.S. Treasury obligation maturing 11/15/19, market value $255,000,995 (repurchase proceeds $250,004,375)	250,000,000	250,000,000
	Repurchase agreement with Societe Generale, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by a U.S. Treasury obligation maturing 01/15/21, market value $357,000,000 (repurchase proceeds $350,006,417)	350,000,000	350,000,000
	Repurchase agreement with Societe Generale, dated 11/30/12, due 12/03/12 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/42, market value $178,500,000 (repurchase proceeds $175,003,354)	175,000,000	175,000,000

3

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with TD USA Securities, Inc., dated 11/30/12, due 12/03/12 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 02/15/42, market value $204,000,076 (repurchase proceeds $200,003,333)	200,000,000	200,000,000
	Repurchase agreement with UBS Securities LLC, dated 11/30/12, due 12/03/12 at 0.210%, collateralized by a U.S. Treasury obligation maturing 06/30/17, market value $218,739,049 (repurchase proceeds $214,453,753)	214,450,000	214,450,000
	Repurchase agreement with UBS Securities LLC, dated 11/30/12, due 12/03/12 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/42, market value $229,500,000 (repurchase proceeds $225,004,125)	225,000,000	225,000,000

	Total Repurchase Agreements (cost of $4,946,850,000)		4,946,850,000

	Total Investments — 99.9% (cost of $7,691,875,191)(b)		7,691,875,191

	Other Assets & Liabilities, Net — 0.1%		8,110,555

	Net Assets — 100.0%		7,699,985,746

Notes to Investment Portfolio:

*

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust’s Board of Trustees (“the Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2012, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$2,745,025,191	$—	$2,745,025,191
Total Repurchase Agreements	—	4,946,850,000	—	4,946,850,000
Total Investments	$—	$7,691,875,191	$—	$7,691,875,191

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the three months ended November 30, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)	The rate shown represents the annualized yield at the date of purchase.

(b)	Cost for federal income tax purposes is $7,691,875,191.

5

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	January 18, 2013

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	January 18, 2013